SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [ ]
                       Post-Effective Amendment No. 8                   [X]
                              (File No. 333-42257)

                                     and/or
     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [ ]
                                Amendment No. 22                        [X]
                              (File No. 811-05213)
                        (Check appropriate box or boxes.)

                            Exact Name of Registrant:
                         IDS Life of New York Account 8

                               Name of Depositor:
                     IDS LIFE INSURANCE COMPANY OF NEW YORK

          Address of Depositor's Principal Executive Offices, Zip Code
               Depositor's Telephone Number, including Area Code:

                           20 Madison Avenue Extension
                                Albany, NY 12203
                                 (800) 541-2251

                     Name and Address of Agent for Service:

                            Mary Ellyn Minenko, Esq.
                           50607 AXP Financial Center
                              Minneapolis, MN 55474

Approximate Date of Proposed Public Offering _____N/A__________________

It is proposed that this filing will become effective (check appropriate box)

     [ ]   immediately upon filing pursuant to paragraph (b)
     [ ]   on (date) pursuant to paragraph (b)
     [ ]   60 days after filing pursuant to paragraph (a)(1)
     [X]   on May 1, 2003 pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus


May 1, 2003

IDS Life of New York
Variable
Second-To-Die
Life Insurance

AN INDIVIDUAL FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE INSURANCE POLICY

Issued by:         IDS Life Insurance Company of New York (IDS Life of New York)
                   20 Madison Avenue Extension
                   Albany, NY 12203
                   Phone: (800) 541-2251
                   Web site address: americanexpress.com

                   IDS Life of New York Account 8

This prospectus contains information about the life insurance policy that you should know before investing in IDS Life of New York Variable Second-To-Die Life Insurance(SM) (V2D-NY).

The purpose of the policy is to provide life insurance protection on the life of two insureds and to potentially build policy value. The policy is a long-term investment that provides a death benefit that we pay to the beneficiary upon the insured's death. You may direct your net premiums or transfers to:


     o    A fixed account to which we credit interest.

     o    Subaccounts that invest in underlying funds.


Prospectuses are also available for the underlying funds that are investment options under your policy. Please read all prospectuses carefully and keep them for future reference.


Please note that your investments in a policy and its underlying funds:

     o    Are NOT deposits or obligations of a bank or financial institution;

     o Are NOT insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and

     o Are subject to risks including loss of the amount you invested and the policy ending without value.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

Policy Benefits and Risks
        Policy Benefits
        Policy Risks
        Fund Risks

Fee Tables
        Transaction Fees
        Charges Other Than Fund Operating Expenses

Subaccounts
        Annual Operating Expenses of the Funds

Loads, Fees and Charges
        Premium Expense Charge
        Monthly Deduction
        Surrender Charge
        Partial Surrender Charge
        Mortality and Expense Risk Charge
        Transfer Charge
        Annual Operating Expenses of the Funds
        Effect of Loads, Fees and Charges
        Other Information on Charges


IDS Life of New York


The Variable Account

The Funds
        Relationship Between Funds and Subaccounts
        Substitution of Investments
        Voting Rights

The Fixed Account

Purchasing Your Policy
        Application
        Premiums

Policy Value
        Fixed Account
        Subaccounts


Keeping The Policy in Force
        Minimum Initial Premium Period
        Death Benefit Guarantees
        Grace Period
        Reinstatement
        Exchange Right


Proceeds Payable Upon Death
        Change in Death Benefit Option
        Changes in Specified Amount
        Misstatement of Age or Sex
        Suicide
        Beneficiary

Transfers Between the Fixed Account and Subaccounts
        Restrictions on Transfers
        Fixed Account Transfer Policies
        Minimum Transfer Amounts
        Maximum Transfer Amounts
        Maximum Number of Transfers Per Year
        Automated Transfers
        Automated Dollar-Cost Averaging
        Asset Rebalancing

Policy Loans
        Minimum Loan Amounts
        Maximum Loan Amounts
        Allocation of Loans to Accounts
        Repayments
        Overdue Interest
        Effect of Policy Loans

Policy Surrenders
        Total Surrenders
        Partial Surrenders

Two Ways to Request a Transfer, Loan or Surrender

Payment of Policy Proceeds
        Payment Options
        Deferral of Payments


Federal Taxes
        IDS Life of New York's Tax Status
        Taxation of Policy Proceeds
        Modified Endowment Contracts
        Other Tax Considerations


Legal Proceedings

Policy Illustrations
        Understanding the Illustrations

Key Terms

Financial Statements

Policy Benefits and Risks

This summary describes the policy's important benefits and risks. The sections in the prospectus following this summary discuss the policy's benefits, risks and other provisions in more detail. For your convenience, we have defined certain words and phrases used in this prospectus in the "Key Terms" section.


POLICY BENEFITS
---------------------------- ---------------------------------- ------------------------------------------------------
POLICY BENEFIT               WHAT IT MEANS                      HOW IT WORKS
---------------------------- ---------------------------------- ------------------------------------------------------
Death Benefit                We will pay a benefit to the       The relationship between the policy value and the
                             beneficiary of the policy when     death benefit depends on which of two death benefit
                             both insureds have died before     options you choose:
                             the youngest insured's attained
                             insurance age 100.  Your           o  Option 1(level amount): The death benefit on the
                             policy's death benefit on the         date of the last surviving insured's death is the
                             last surviving insured's death        greater of the specified amount or a percentage
                             can never be less than the            of policy value.
                             specified amount unless you
                             change that amount or your         o  Option 2 (variable amount): The death benefit on
                             policy has outstanding                the date of the last surviving insured's death is
                             indebtedness.                         the greater of the specified amount plus the
                                                                   policy value, or a percentage of policy value.

                                                                You may change the death benefit option or specified
                                                                amount within certain limits, but doing so generally
                                                                will affect policy charges.
---------------------------- ---------------------------------- ------------------------------------------------------
Maturity Benefit             If the youngest insured is alive   On the youngest insured's attained insurance age
                             at attained insurance age 100,     100, the policy matures and we pay you the cash
                             the policy ends.                   surrender value as a maturity benefit.
---------------------------- ---------------------------------- ------------------------------------------------------
Optional Insurance Benefits  You may add optional benefits to   Available riders you may add:
                             your policy at an additional
                             cost, in the form of riders (if    o    Four-Year Term Insurance Rider (FYT):  FYT
                             you meet certain requirements).         provides specified amount of term insurance. The
                             The amounts of these benefits do        FYT death benefit is paid if both insureds die
                             not vary with investment                during the first four policy years.
                             experience of the variable
                             account. Certain restrictions      o    Policy Split Option Rider (PSO): PSO
                             apply and are clearly described         permits a policy to be split into two
                             in the applicable rider.                individual permanent plans of life insurance
                                                                     then offered by us for exchange, one on the
                                                                     life of each insured, upon the occurrence of a
                                                                     divorce of the insureds or certain changes in
                                                                     federal estate tax law.  (See "Federal Taxes")
---------------------------- ---------------------------------- ------------------------------------------------------

---------------------------- ---------------------------------- ------------------------------------------------------
Minimum Initial Guarantee    Your policy will not lapse (end    Minimum Initial Premium Period:  A period of time
Period and Death Benefit     without value) if the Minimum      during the early years of the policy when you may
Guarantee (DBG)              Initial Premium Period or the      choose to pay the minimum initial premium as long as
                             DBG is in effect, even if the      the policy value minus indebtedness equals or
                             cash surrender value is less       exceeds the monthly deduction for the policy month
                             than the amount needed to pay      next following the monthly date in which the
                             the monthly deduction.             deduction is taken and the sum of all premiums paid,
                                                                minus partial surrender, minus indebtedness equals
                                                                or exceeds the minimum initial premium times the
                                                                number of months since the policy date, including
                                                                the month in which the deduction is taken.

                                                                Death Benefit Guarantee:  The policy has the
                                                                following DBG option which remains in effect if you
                                                                meet certain premium requirements and indebtedness
                                                                does not exceed the policy value minus surrender
                                                                charges:

                                                                o  Death Benefit Guarantee To Age 100 (DBG-100)
                                                                   guarantees the policy will not lapse before the
                                                                   youngest insured's attained insurance age 100.
---------------------------- ---------------------------------- ------------------------------------------------------
Flexible Premiums            You choose when to pay premiums    When you apply for your policy, you state how much
                             and how much premium to pay.       you intend to pay and whether you will pay
                                                                quarterly, semiannually or annually. You may also
                                                                make additional, unscheduled premium payments
                                                                subject to certain limits. We may refuse premiums in
                                                                order to comply with the Code. Although you have
                                                                flexibility in paying premiums, the amount and
                                                                frequency of your payments will affect the policy
                                                                value, cash surrender value and the length of time
                                                                your policy will remain in force as well as affect
                                                                whether the DBG remains in effect.
---------------------------- ---------------------------------- ------------------------------------------------------

---------------------------- ---------------------------------- ------------------------------------------------------
Right to Examine Your        You may return your policy for     You may mail or deliver the policy to our home
Policy ("Free Look")         any reason and receive a full      office or to your financial advisor with a written
                             refund of all premiums paid.       request for cancellation by the later of the 10th
                                                                day after you receive it or the 45th day after you
                                                                sign your application. On the date your request is
                                                                postmarked or received, the policy will immediately
                                                                be considered void from the start.

                                                                Under our current administrative practice, your
                                                                request to cancel the policy under the "Free Look"
                                                                provision will be honored if received at our home
                                                                office within 30 days from the latest of the
                                                                following dates:

                                                                     o   The date we mail the policy from our office

                                                                     o   The policy date (only if the policy is
                                                                         issued in force)

                                                                     o   The date your sales representative delivers
                                                                         the policy to you as evidenced by our
                                                                         policy delivery receipt, which you must
                                                                         sign and date.

                                                                We reserve the right to change or discontinue this
                                                                administrative practice at any time.
---------------------------- ---------------------------------- ------------------------------------------------------
Exchange Right               For two years after the policy     Because the policy itself offers a fixed return
                             is issued, you can exchange it     option, all you need to do is transfer all of the
                             for one that provides benefits     policy value in the subaccounts to the fixed
                             that do not vary with the          account. This exchange does not require our
                             investment return of the           underwriting approval.  We do not issue a new policy.
                             subaccounts.
---------------------------- ---------------------------------- ------------------------------------------------------
Investment Choices           You may direct your net premiums   o    Under the Variable Account your policy's
                             or transfer your policy's value         value may increase or decrease daily, depending
                             to:                                     on the investment return.  No minimum amount is
                                                                     guaranteed.
                             o    The Variable Account
                                  which consists of             o    The Fixed Account earns interest rates that
                                  subaccounts, each of which         we adjust periodically. This rate will never be
                                  invests in a fund with a           lower than 4%.
                                  particular investment
                                  objective; or

                             o    The Fixed Account,
                                  which is our general
                                  investment account.
---------------------------- ---------------------------------- ------------------------------------------------------
Surrenders                   You may cancel the policy while    The cash surrender value is the policy value minus
                             it is in force and receive its     indebtedness minus any applicable surrender charges.
                             cash surrender value or take a     Partial surrenders are available within certain
                             partial surrender out of your      limits for a fee.
                             policy.
---------------------------- ---------------------------------- ------------------------------------------------------
Loans                        You may borrow against your        Your policy secures the loan.
                             policy's cash surrender value.
---------------------------- ---------------------------------- ------------------------------------------------------
Transfers                    You may transfer your policy's     You may, at no charge, transfer policy value from
                             value.                             one subaccount to another or between subaccounts and
                                                                the fixed account. Certain restrictions may apply to
                                                                transfers. You can also arrange for automated
                                                                transfers among the fixed account and subaccounts.
---------------------------- ---------------------------------- ------------------------------------------------------

POLICY RISKS
---------------------------- ---------------------------------- --------------------------------------------------------------
POLICY RISK                  WHAT IT MEANS                      WHAT CAN HAPPEN
---------------------------- ---------------------------------- --------------------------------------------------------------
Investment Risk              You direct your net premiums or    o    You can lose cash values due to adverse investment
                             transfer your policy's value to         experience. No minimum amount is guaranteed under the
                             a subaccount that drops in value.       subaccounts of the variable account.

                                                                o    Your death benefit under Option 2 may be lower due
                                                                     to adverse investment experience.

                                                                o    Your policy could lapse due to adverse investment
                                                                     experience if neither the Minimum Initial Guarantee
                                                                     Period nor the DBG is in effect and you do not pay
                                                                     premium needed to maintain coverage.

                             You transfer your policy's value   o    The value of the subaccount from which you
                             between subaccounts.                    transferred could increase while the value of the
                                                                     subaccount to which you transferred could decrease.
---------------------------- ---------------------------------- --------------------------------------------------------------
Risk of Limited Policy       The policy is not suitable as a    o    If you are unable to afford the premiums needed to
Values in Early Years        short-term investment.                  keep the policy in force for a long period of time,
                                                                     your policy could lapse with no value.

                                                                o    Surrender charges significantly reduce policy value
                                                                     during the first five policy years. Poor investment
                             Your policy has little or no            performance can also significantly reduce policy
                             cash surrender value in the             values. During early policy years the cash surrender
                             early policy years.                     value may be less than the premiums you pay for the
                                                                     policy.

                             Your ability to take partial       o    You cannot take partial surrenders during the first
                             surrenders is limited.                  policy year.
---------------------------- ---------------------------------- --------------------------------------------------------------
Lapse Risk                   You do not pay the premiums        o    We will not pay a death benefit if your policy
                             needed to maintain coverage.            lapses.

                                                                o    Surrender charges affect the surrender value, which
                             Your policy may lapse due to            is a measure we use to determine whether your contract
                             surrender charges.                      will enter a grace period (and possibly lapse).  A
                                                                     partial surrender will reduce the policy value, death
                                                                     benefit and may terminate the DBG.

                                                                o    Taking a loan increases the risk that your policy
                             You take a loan against your            will lapse, will have a permanent effect on the policy
                             policy.                                 value, will reduce the death benefit and may terminate
                                                                     the DBG option.

                                                                o    Your policy could lapse due to adverse investment
                             Your policy can lapse due to            experience if neither the Minimum Initial Premium
                             poor investment performance.            Period nor the DBG is in effect and you do not pay
                                                                     premium needed to maintain coverage
---------------------------- ---------------------------------- --------------------------------------------------------------

---------------------------- ---------------------------------- --------------------------------------------------------------
Exchange / Replacement Risk  You drop another policy to buy     o    You may pay surrender charges on the policy you
                             this one.                               drop.

                                                                o    This policy has surrender charges, which may extend
                                                                     beyond those in the policy you drop.

                                                                o    You will be subject to new incontestability and
                                                                     suicide periods.

                                                                o    You may be in a higher insurance risk rating
                                                                     category now and you may pay higher premiums.

                                                                o    If you borrow from another policy to buy this one,
                                                                     the loan reduces the death benefit on the other
                                                                     policy.  If you fail to repay the loan and accrued
                             You use cash values or dividends        interest, you could lose the other coverage and you may
                             from another policy to buy this         be subject to income tax if the policy ends with a loan
                             one.                                    against it.

                                                                o    The exchange may have adverse tax consequences.
---------------------------- ---------------------------------- --------------------------------------------------------------
Tax Risk                     Congress may change current tax    o    You could lose any or all of the specific federal
                             law at any time.                        income tax attributes and benefits of a life insurance
                                                                     policy including tax-deferred accrual of cash values
                             The Internal Revenue Service            and income tax free death benefits.
                             (IRS) may change how it
                             interprets tax law.

                             The policy fails to qualify as     o    Increases in cash value are taxable as ordinary
                             life insurance for federal              income.  Your beneficiary may have to pay income tax on
                             income tax purposes.                    part of the death benefit.

                             Certain changes you make to the    o    Cash values taken from or assigned under a modified
                             policy may cause it to become a         endowment contract before the owner's age 59 1/2 will be
                             "modified endowment contract"           subject to a 10% penalty tax in most cases.
                             for federal income tax purposes.

                             The IRS determines that you, not   o    You may be taxed on the income of each subaccount
                             the Variable Account, are the           to the extent of your investment.
                             owner of the fund shares held by
                             our Variable Account.              o    The tax-deferred accrual of cash values provided by
                                                                     the policy is unnecessary because tax deferral is
                             You buy this policy to fund a           provided by the tax-deferred retirement plan.
                             tax-deferred retirement plan.
---------------------------- ---------------------------------- --------------------------------------------------------------


Variable life insurance is complex. Before you invest, be sure to ask your sales representative about the policy's features, benefits, risks and fees, and whether it is appropriate for you based upon your financial situation and objectives. Your sales representative may be authorized to offer you several different variable life insurance policies in addition to those described in this prospectus. Each policy has different features or benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the policy. The different features and benefits may include investment and fund manager options, variations in interest rate amounts and guarantees and surrender charge schedules. The fees and charges may also be different among the policies. Be sure to ask your sales representative about all the options that are available to you.

FUND RISKS

A comprehensive discussion of the risks of each portfolio in which the subaccounts invest may be found in each fund's prospectus. Please refer to the prospectuses for the funds for more information. The investment managers and advisers cannot guarantee that the funds will meet their investment objectives.



The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy or transfer cash value between investment options.


TRANSACTION FEES
------------------------- ------------------------------------ --------------------------------------------------------
CHARGE                    WHEN CHARGE IS DEDUCTED                                  AMOUNT DEDUCTED
------------------------- ------------------------------------ --------------------------------------------------------
Premium Expense Charge    When you pay premium.                9.5% of each premium payment. A sales charge of 7.25%,
                                                               a premium tax charge of 1% and a 1.25% federal tax
                                                               charge make up the premium expense charge.
------------------------- ------------------------------------ --------------------------------------------------------
Surrender Charge*         When you surrender your policy for   The surrender charge is $4 per $1000 of the initial
                          its full cash surrender value, or    specified amount. This charge remains level for the
                          the policy lapses, during the        first five policy years, then decreases monthly until
                          first 15 policy years.               it is zero at the end of 15 policy years.
------------------------- ------------------------------------ --------------------------------------------------------
                                                               The lesser of:
Partial Surrender Charge  When you surrender part of the       o    $25; or
                          value of your policy.                o    2% of the amount surrendered.
------------------------- ------------------------------------ --------------------------------------------------------
Transfer Charge           Upon transfer, if we impose a        Maximum: Up to $25 per transfer in excess of five.
                          limit of five transfers per year
                          by mail or phone per policy year.    Current: No charge.
------------------------- ------------------------------------ --------------------------------------------------------
Fees for express mail     When we pay policy proceeds by       o    $15 - United States
and wire transfers of     express mail or wire transfer.       o    $30 - International
loan payments and
surrenders
------------------------- ------------------------------------ --------------------------------------------------------

* This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or IDS Life of New York at the address or phone number shown on the first page of this prospectus.


The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including fund fees and expenses.


CHARGES OTHER THAN FUND OPERATING EXPENSES
------------------------- ------------------------------------ --------------------------------------------------------
CHARGE                    WHEN CHARGE IS DEDUCTED                                  AMOUNT DEDUCTED
------------------------- ------------------------------------ --------------------------------------------------------
Cost of Insurance         Monthly.                             Monthly rate per $1,000 of net amount at risk:
Charges*
                                                               Minimum: $0.01 - Female, Standard, Age 20; Female
                                                               Standard, Age 20; Duration 1

                                                               Maximum: $83.33 - Male, Smoker, Age 85; Male, Smoker,
                                                               Age 85; Duration 15

                                                               Representative Insured: $0.01 - Male, Nonsmoker, Age
                                                               60; Female, Nonsmoker, Age 55; Duration 1
------------------------- ------------------------------------ --------------------------------------------------------

------------------------- ------------------------------------ --------------------------------------------------------
Policy Fee                Monthly.                             Guaranteed:
                                                               o    $30 per month.

                                                               Current:

                                                               o    $30 per month for the first 15 policy years.
------------------------- ------------------------------------ --------------------------------------------------------
Mortality and Expense     Daily                                Guaranteed:  0.90% of the average daily net asset
Risk Charge                                                    value of the subaccounts for all policy years.
------------------------- ------------------------------------ --------------------------------------------------------
                          Charged daily and due at the end     Guaranteed: 6% per year.
Interest Rate on Loans    of the policy year                   Current:
                                                               o    6% for policy years 1-10;
                                                               o    4% for policy years 11+.
------------------------- ------------------------------------ --------------------------------------------------------
Four-Year Term            Monthly.                             Monthly rate per $1,000 of the cost of insurance
Insurance Rider (FYT)*+                                        amount:

                                                               Minimum: $0.01 - Female, Standard, Age 20; Female,
                                                               Standard, Age 20; Duration 1

                                                               Maximum: $12.83- Male, Smoker, Age 85; Male, Smoker,
                                                               Age 85; Duration 4

                                                               Representative Insured: $0.01 - Male, Nonsmoker, Age
                                                               60; Female, Nonsmoker, Age 55; Duration 1
------------------------- ------------------------------------ --------------------------------------------------------
Policy Split Option       Monthly.                             The monthly rate is 0.06 per $1,000 of the specified
Rider (PSO)                                                    amount.
------------------------- ------------------------------------ --------------------------------------------------------

* This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or IDS Life of New York at the address or phone number shown on the first page of this prospectus.

+ This rider will terminate upon the first to occur of the following: (1) four year-policy anniversary date shown in the policy or (2) the PSO is exercised; (3) the policy lapses.

ANNUAL OPERATING EXPENSES OF THE FUNDS

The next two tables describe the operating expenses of the funds. The first item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the policy. The second table shows the actual fees and expenses charged by each fund for the end of the last fiscal year. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.



------------------------------------------- ------------------- ----------------
Total Annual Fund Operating Expenses             MINIMUM             MAXIMUM
(including management fees, distribution
and/or service (12b-1) fees and other
expenses):
------------------------------------------- ------------------- ----------------
Before fee waivers and/or expense
reimbursements
------------------------------------------- ------------------- ----------------
After fee waivers and/or expense
reimbursements
------------------------------------------- ------------------- ----------------

Annual operating expenses of the funds as a percentage of average daily net assets)
                                                    Management       12b-1         Other         Gross total
                                                       fees           fees        expenses     annual expenses
IDS Life Series Fund, Inc. --
     Equity Portfolio                                   %              %             %            %
     Equity Income Portfolio
     Government Securities Portfolio
     Income Portfolio
     International Equity Portfolio
     Managed Portfolio
     Money Market Portfolio
AXP(R) Variable Portfolio -
     Blue Chip Advantage Fund
     Capital Resource Fund
     Cash Management Fund
     Diversified Equity Income Fund
     Emerging Markets Fund
     Extra Income Fund
     Federal Income Fund
     Global Bond Fund
     Growth Fund
     International Fund
     Managed Fund
     New Dimensions Fund(R)
     S&P 500 Index Fund
     Small Cap Advantage Fund
     Strategy Aggressive Fund

AIM V.I.
     Capital Appreciation Fund, Series I Shares
     Capital Development Fund, Series I Shares
     Core Equity Fund, Series I Shares
American Century(R) Variable Portfolios, Inc.
     VP International, Class I
     VP Value, Class I
Calvert Variable Series, Inc.
     Social Balanced Portfolio
Credit Suisse Trust
     Emerging Growth Portfolio
     Small Cap Growth Portfolio
Fidelity(R) VIP
     Growth & Income Portfolio Service Class
     Mid Cap Portfolio Service Class
     Overseas Portfolio Service Class
FTVIPT
     Franklin Real Estate Fund - Class 2
     Franklin Small Cap Value Securities Fund - Class 2
     Templeton Foreign Securities Fund - Class 2
     Templeton International Smaller Companies Fund - Class 2
Goldman Sachs VIT
     CORE(SM) Small Cap Equity Fund
     CORE(SM) U.S. Equity Fund
     Mid Cap Value Fund
Janus Aspen Series
     Aggressive Growth Portfolio: Service Shares
     Global Technology Portfolio: Service Shares
     International Growth Portfolio: Service Shares
Lazard Retirement Series
     International Equity Portfolio
MFS(R)
     Investors Growth Stock Series - Service Class
     New Discovery Series - Service Class
Putnam Variable Trust
     Putnam VT High Yield Fund - Class IB Shares
     Putnam VT International New Opportunities Fund - Class IA Shares Putnam VT New Opportunities Fund - Class IB Shares
     Putnam VT Vista Fund - Class IB Shares

Royce Capital Fund
     Micro-Cap Portfolio
Third Avenue
     Value Portfolio
Wanger
     International Small Cap
     U.S. Smaller Companies

IDS Life of New York has entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to these funds.


Loads, Fees and Charges


Policy charges compensate us for:


o    providing the insurance benefits of the policy;

o    issuing the policy;

o    administering the policy;

o    assuming certain risks in connection with the policy; and

o    distributing the policy.


We deduct some of these charges from your premium payments. We deduct others periodically from your policy value in the fixed account and/or subaccounts. We may also assess a charge if you surrender your policy or the policy lapses.


PREMIUM EXPENSE CHARGE


We deduct this charge from each premium payment. We credit the amount remaining after the deduction, called the net premium, to the account(s) you have selected. The premium expense charge is 9.5% of each premium payment. The premium expense charge has three parts:

Sales charge: 7.25% of all premiums paid. It partially compensates us for expenses of distributing the policy, including agents' commissions, advertising and printing of prospectuses and sales literature. (The surrender charge, discussed under "Surrender Charge," below also may partially compensate these expenses.)

Premium tax charge: 1% of each premium payment. It partially compensates us for paying taxes imposed by the State of New York on premiums received by insurance companies.

Federal tax charge: 1.25% of each premium payment. It partially compensates us for paying Federal taxes resulting from the sale of the policy and is a reasonable charge in relation to our federal tax burden. We reserve the right to change the amount of this charge if applicable federal law changes our federal tax burden subject to approval of the Superintendent of Insurance.


MONTHLY DEDUCTION

On each monthly date we deduct from the value of your policy in the fixed account and/or subaccounts an amount equal to the sum of:

1.   the cost of insurance for the policy month;

2.   the policy fee shown in your policy; and

3. charges for any optional insurance benefits provided by rider for the policy month.

We explain each of the three components below.


You specify, in your policy application, what percentage of the monthly deduction from 0% to 100% will be taken from the fixed account and from each of the subaccounts. You may change these percentages for future monthly deductions by written request.


We will take monthly deductions from the fixed account and the subaccounts on a pro rata basis if:


o you do not specify the accounts from which the monthly deduction is to be taken; or


o the value in the fixed account or any subaccount is insufficient to pay the portion of the monthly deduction you have specified.

If the cash surrender value of your policy is not enough to pay the monthly deduction on a monthly anniversary, the policy may lapse. However, the policy will not lapse if the DBG-100 or the minimum initial premium period is in effect. (See Death Benefit Guarantee to Age 100, Minimum Initial Premium Period;" also "Grace Period" and "Reinstatement.")


Components of the monthly deduction:


1. Cost of insurance: the cost providing the death benefit under your policy.


The cost of insurance for a policy month is calculated as: [a x (b - c)] + d where:


(a) is the monthly cost of insurance rate based on each insured's insurance age, duration of coverage, sex (unless unisex rates are required by law) and risk classification. Generally, the cost of insurance rate will increase as the attained insurance age of each insured increases.

We set the rates based on our expectations as to future mortality experience. We may change the rates from time to time; any change will apply to all individuals of the same risk classification. However, rates will not exceed the Guaranteed Annual Maximum Cost of Insurance Rates shown in your policy, which are based on the 1980 Commissioners Standard Ordinary Smoker or Nonsmoker Mortality Tables, Age Last Birthday.

(b) is the death benefit on the monthly date divided by 1.0032737 (which reduces our net amount at risk, solely for computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4%);

(c) is the policy value on the monthly date. At this point, the policy value has been reduced by the policy fee and any charges for optional riders;

(d) is any flat extra insurance charges assessed as a result of special underwriting considerations.

2. Policy fee: $30 per month for the first 15 policy years. This charge reimburses us for expenses of issuing the policy, such as processing the application (primarily underwriting) and setting up computer records; and of administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners. We do not expect to make any profit on this charge. We reserve the right to change the charge in the future, but guarantee that it will never exceed $30 per month.

3. Optional insurance benefit charges: charges for any optional benefits added to the policy by rider. (See "Optional Insurance Benefits.")


SURRENDER CHARGE


If you surrender your policy or the policy lapses during the first 15 policy years, we will assess a surrender charge.

The surrender charge reimburses us for costs of issuing the policy, such as processing the application (primarily underwriting) and setting up computer records. It also partially pays for commissions, advertising and printing the prospectus and sales literature.

The maximum surrender charge for the initial specified amount is shown in your policy. It is based on the insureds' insurance ages, risk classifications and initial specified amount. The maximum surrender charge will remain level during the first five policy years and then decreases monthly until it is zero at the end of 15 policy years.

The following table illustrates the maximum surrender charge for two insureds: male, insurance age 60 qualifying for nonsmoker rates and female, insurance age 55, qualifying for nonsmoker rates. We assume the specified amount to be $925,000.

                  Lapse or surrender
                 at beginning of year            Maximum Surrender charge
                          1                             $3700.00
                          2                              3700.00
                          3                              3700.00
                          4                              3700.00
                          5                              3700.00
                          6                              3700.00
                          7                              3330.00
                          8                              2960.00
                          9                              2590.00
                         10                              2220.00
                         11                              1850.00
                         12                              1480.00
                         13                              1110.00
                         14                               740.00
                         15                               370.00
                         16                                 0

From the beginning of year six to the end of year 15, the amounts shown decrease on a monthly basis.


PARTIAL SURRENDER CHARGE


If you surrender part of the value of your policy, we will charge you $25 (or 2% of the amount surrendered, if less.) We guarantee that this fee will not increase for the duration of your policy.


MORTALITY AND EXPENSE RISK CHARGE


This charge applies only to the subaccounts and not to the fixed account. It is equal, on an annual basis, to 0.90% of the daily net asset value of the subaccounts -- a level guaranteed for the life of the policy. Computed daily, the charge compensates us for:


o Mortality risk -- the risk that the cost of insurance charge will be insufficient to meet actual claims.


o Expense risk -- the risk that the policy fee and the contingent deferred issue and administration expense charge (described above) may be insufficient to cover the cost of administering the policy.

Any profit from the mortality and expense risk charge would be available to our company for any proper corporate purpose including, among others, payment of sales and distribution expenses, which we do not expect to be covered by the sales charge and surrender charges discussed earlier. Any further deficit will have to be made up from our general assets.


TRANSFER CHARGE


We reserve the right to limit transfers by mail or phone to five per policy year. If we allow more than five transfers by mail or phone per policy year, we also reserve the right to access a fee for each transfer in excess of five made by mail or phone. We guarantee that this fee will not exceed $25 per transfer for the duration of your policy.


ANNUAL OPERATING EXPENSES OF THE FUNDS

Any applicable management fees, 12b-1 fees and other expenses of the funds are deducted from, and paid out of, the assets of the funds as described in each fund's prospectus.

EFFECT OF LOADS, FEES AND CHARGES

Your death benefits, policy values and cash surrender values may fluctuate due to an increase or decrease in the following charges:

     o    cost of insurance charges;

     o    surrender charges;

     o    cost of optional insurance benefits;

     o    policy fees;

     o    mortality and expense risk charges; and

     o annual operating expenses of the funds, including management fees, 12b-1 fees and other expenses.

In addition, your death benefits, policy values and cash surrender values may change daily as a result of the investment experience of the subaccounts.

OTHER INFORMATION ON CHARGES

We may reduce or eliminate various fees and charges on a basis that is fair and reasonable and applies to all policy owners in the same class. We may do this for example when we incur lower sales costs and/or perform fewer administrative services than usual.

The Variable Account


The variable account consists of a number of subaccounts, each of which invests in shares of a particular fund. This registration does not involve any SEC supervision of the account's management or investment practices or policies. Income, gains and losses of each subaccount are credited to or charged against the assets of that subaccount alone. Therefore, the investment performance of each subaccount is independent of the investment performance of our company assets. We will not charge a subaccount with the liabilities of any other subaccount or with the liabilities of any other business we conduct. We are obligated to pay all amounts promised to you under the policies.


The Funds


You can direct your premiums to any or all of the subaccounts of the variable account that invest in shares of the following funds:

--------------------------------------------------------------------------------------------------------------------
   Subaccount      Investing In             Investment Objectives and Policies               Investment Adviser
--------------------------------------------------------------------------------------------------------------------
Equity Income    IDS Life Series  Objective: to provide a high level of current income    American Express
                 Fund - Equity    and, as a secondary goal, steady growth of capital.     Financial Corporation
                 Income Portfolio Invests primarily in equity securities. Under normal    (AEFC).
                                  market conditions, the Fund will invest at
                                  least 80% of its net assets in equity
                                  securities.
--------------------------------------------------------------------------------------------------------------------
Equity           IDS Life Series  Objective: capital appreciation. Invests primarily in    AEFC
                 Fund - Equity    common stocks and securities convertible into common
                 Portfolio        stock.
--------------------------------------------------------------------------------------------------------------------
Government       IDS Life Series  Objective: to provide a high level of current income    AEFC
Securities       Fund -           and safety of principal. Under normal market
                 Government       conditions, at least 80% of the Fund's net assets are
                 Securities       invested in securities issued or guaranteed as to
                 Portfolio        principal and interest by the U.S. government and its
                                  agencies.
--------------------------------------------------------------------------------------------------------------------
Income           IDS Life Series  Objective: to maximize current income while attempting  AEFC
                 Fund - Income    to conserve the value of the investment and to
                 Portfolio        continue the high level of income for the longest
                                  period of time. Under normal market
                                  conditions, the Fund primarily will invest in
                                  debt securities. At least 50% of net assets
                                  are invested in investment grade corporate
                                  bonds, certain unrated debt obligations that
                                  are believed to be of the same investment
                                  quality and government securities.
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
   Subaccount      Investing In             Investment Objectives and Policies               Investment Adviser
--------------------------------------------------------------------------------------------------------------------
International    IDS Life Series  Objective: capital appreciation. Under normal market    AEFC
Equity           Fund -           conditions, at least 80% of the Fund's net assets will
                 International    be invested in equity securities. Invests primarily in
                 Equity Portfolio securities of companies located outside of the U.S.
--------------------------------------------------------------------------------------------------------------------
Managed          IDS Life Series  Objective: to maximize total investment return through  AEFC
                 Fund - Managed   a combination of capital appreciation and current
                 Portfolio        income. Invests primarily in a combination of equity
                                  and debt securities. The Fund will invest in a
                                  combination of common and preferred stocks,
                                  convertible securities, debt securities, and
                                  money market instruments. Investments will be
                                  continueously adjusted subject to the
                                  following three net asset limits: (1) up to
                                  75% in equity securities, (2) up to 75% in
                                  bonds or other debt securities, and (3) up to
                                  100% in money market instruments, of the
                                  assets invested in bonds, at least 50% will be
                                  investment grade corporate bonds (or in other
                                  bonds that the investment manager believes
                                  have the same investment qualities) and in
                                  government bonds.
--------------------------------------------------------------------------------------------------------------------
Money Market     IDS Life Series  Objective: The Fund's assets primarily are invested in  AEFC
                 Fund - Money     money market instruments, such as marketable debt
                 Market Portfolio obligations issued by the U.S. government or its agencies, bank certificates of deposit,
                                  bankers' acceptances, letters of credit, and
                                  commercial paper, including asset-backed
                                  commercial paper.
--------------------------------------------------------------------------------------------------------------------
YBC              AXP(R) Variable  Objective: long-term total return exceeding that of     AEFC
                 Portfolio -      the U.S. stock market. Invests primarily in blue chip
                 Blue Chip        stocks. Blue chip stocks are issued by companies with
                 Advantage Fund   a market capitalization of at least $1 billion, an
                                  established management, a history of
                                  consistent earnings and a leading position
                                  within their respective industries.
--------------------------------------------------------------------------------------------------------------------
YBD              AXP(R) Variable  Objective: high level of current income while           AEFC
                 Portfolio -      conserving the value of the investment and continuing
                 Bond Fund        a high level of income for the longest time period.
                                  Invests primarily in bonds and other debt
                                  obligations.
--------------------------------------------------------------------------------------------------------------------
YCR              AXP(R) Variable  Objective: capital appreciation. Invests primarily in   AEFC
                 Portfolio -      U.S. common stocks and other securities convertible
                 Capital          into common stocks.
                 Resource Fund
--------------------------------------------------------------------------------------------------------------------
YCM              AXP(R) Variable  Objective: maximum current income consistent with       AEFC
                 Portfolio -      liquidity and stability of principal. Invests
                 Cash Management primarily in money market securities.
                 Fund
--------------------------------------------------------------------------------------------------------------------
YDE              AXP(R) Variable  Objective: high level of current income and, as a       AEFC
                 Portfolio -      secondary goal, steady growth of capital. Invests
                 Diversified      primarily in dividend-paying common and preferred
                 Equity Income    stocks.
                 Fund
--------------------------------------------------------------------------------------------------------------------
YEM              AXP(R) Variable  Objective: long-term capital growth. Invests primarily  AEFC; American Express
                 Portfolio -      in equity securities of companies in emerging market    Asset Management
                 Emerging         countries.                                              International, Inc., a
                 Markets Fund                                                             wholly-owned subsidiary
                                                                                          of AEFC, is the
                                                                                          subadviser.
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
   Subaccount      Investing In             Investment Objectives and Policies               Investment Adviser
--------------------------------------------------------------------------------------------------------------------
YEX              AXP(R) Variable  Objective: high current income, with capital growth as  AEFC
                 Portfolio -      a secondary objective. Invests primarily in
                 Extra Income     high-yielding, high-risk corporate bonds (junk bonds)
                 Fund             issued by U.S. and foreign companies and governments.
--------------------------------------------------------------------------------------------------------------------
YFI              AXP(R) Variable  Objective: a high level of current income and safety    AEFC
                 Portfolio -      of principal consistent with an investment in U.S.
                 Federal Income   government and government agency securities. Invests
                 Fund             primarily in debt obligations issued or guaranteed as
                                  to principal and interest by the U.S. government, its
                                  agencies or instrumentalities.
--------------------------------------------------------------------------------------------------------------------
YGB              AXP(R) Variable  Objective: high total return through income and growth  AEFC
                 Portfolio -      of capital. Non-diversified mutual fund that invests
                 Global Bond Fund primarily in debt obligations of U.S. and foreign issuers.
--------------------------------------------------------------------------------------------------------------------
YGR              AXP(R) Variable  Objective: long-term capital growth. Invests primarily  AEFC
                 Portfolio -      in common stocks and securities convertible into
                 Growth Fund      common stocks that appear to offer growth
                                  opportunities.
--------------------------------------------------------------------------------------------------------------------
YIE              AXP(R) Variable  Objective: capital appreciation. Invests primarily in   AEFC; American Express
                 Portfolio -      common stocks or convertible securities of foreign      Asset Management
                 International    issuers that offer strong growth potential.             International, Inc., a
                 Fund                                                                     wholly-owned subsidiary
                                                                                          of AEFC, is the
                                                                                          subadviser.
--------------------------------------------------------------------------------------------------------------------
YMF              AXP(R) Variable  Objective: maximum total investment return through a    AEFC
                 Portfolio -      combination of capital growth and current income.
                 Managed Fund     Invests primarily in a combination of common and
                                  preferred stocks, convertible securities, bonds and
                                  other debt securities.
--------------------------------------------------------------------------------------------------------------------
YND              AXP(R) Variable  Objective: long-term growth of capital. Invests         AEFC
                 Portfolio - New  primarily in common stocks showing potential for
                 Dimensions       significant growth.
                 Fund(R)
                 (italics)
--------------------------------------------------------------------------------------------------------------------
YIV              AXP(R) Variable  Objective: long-term capital appreciation.              AEFC
                 Portfolio - S&P  Non-diversified fund that invests primarily in
                 500 Index Fund   securities that are expected to provide investment
                                  results that correspond to the performance of the S&P
                                  500(R) Index.
--------------------------------------------------------------------------------------------------------------------
YSM              AXP(R) Variable  Objective: long-term capital growth. Invests primarily  AEFC; Kenwood Capital
                 Portfolio -      in equity stocks of small companies that are often      Management LLC,
                 Small Cap        included in the Russell 2000 Index and/or have market   subadviser.
                 Advantage Fund   capitalization under $2 billion.
--------------------------------------------------------------------------------------------------------------------
YSA              AXP(R) Variable  Objective: capital appreciation. Invests primarily in   AEFC
                 Portfolio -      equity securities of growth companies.
                 Strategy
                 Aggressive Fund
--------------------------------------------------------------------------------------------------------------------
YCA              AIM V.I.         Objective: growth of capital. Invests principally in    A I M Advisors, Inc.
                 Capital          common stocks of companies likely to benefit from new
                 Appreciation     or innovative products, services or processes as well
                 Fund, Series I   as those with above-average growth and excellent
                 Shares           prospects for future growth.
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
   Subaccount      Investing In             Investment Objectives and Policies               Investment Adviser
--------------------------------------------------------------------------------------------------------------------
YCD              AIM V.I.         Objective: long-term growth of capital. Invests         A I M Advisors, Inc.
                 Capital          primarily in securities (including common stocks,
                 Development      convertible securities and bonds) of small- and
                 Fund, Series I   medium-sized companies.
                 Shares
--------------------------------------------------------------------------------------------------------------------
YGI              AIM V.I. Core    Objective: growth of capital, with current income as a  A I M Advisors, Inc.
                 Equity Fund,     secondary objective. Invests normally at least 80% of
                 Series I Shares  its net assets, plus the amount of any borrowings for investment purposes, in equity securities,
                                  including convertible securities of
                                  established companies that have long-term
                                  above-average growth in earnings and dividends
                                  and growth companies that are believed to have
                                  the potential for above-average growth in
                                  earnings and dividends.
--------------------------------------------------------------------------------------------------------------------
YIR              American         Objective: long term capital growth. Invests primarily  American Century
                 Century(R) VP    in stocks of growing foreign companies in developed     Investment Management,
                 International,   countries.                                              Inc.
                 Class 1
--------------------------------------------------------------------------------------------------------------------
YVL              American         Objective: long-term capital growth, with income as a   American Century
                 Century(R) VP    secondary objective. Invests primarily in stocks of     Investment Management,
                 Value, Class 1   companies that management believes to be undervalued    Inc.
                                  at the time of purchase.
--------------------------------------------------------------------------------------------------------------------
YSB              Calvert          Objective: income and capital growth. Invests           Calvert Asset Management
                 Variable         primarily in stocks, bonds and money market             Company, Inc. (CAMCO),
                 Series, Inc.     instruments which offer income and capital growth       investment adviser. SsgA
                 Social Balanced  opportunity and which satisfy the investment and        Funds Management, Inc.
                 Portfolio        social criteria.                                        and Brown Capital
                                                                                          Management are the
                                                                                          investment subadvisers.
--------------------------------------------------------------------------------------------------------------------
YEG              Credit Suisse    Objective: maximum capital appreciation. Invests in     Credit Suisse Asset
                 Trust -          U.S. equity securities of emerging-growth companies     Management, LLC
                 Emerging Growth  with growth characteristics such as positive earnings
                 Portfolio        and potential for accelerated growth.
--------------------------------------------------------------------------------------------------------------------
YSC              Credit Suisse    Objective: capital growth. Invests in equity            Credit Suisse Asset
                 Trust - Small    securities of small U.S. companies, which are either    Management, LLC
                 Cap Growth       developing companies or older companies in a growth
                 Portfolio        stage or are providing products or services with a
                                  high unit volume growth rate.
--------------------------------------------------------------------------------------------------------------------
YGC              Fidelity(R) VIP  Strategy: high total return through a combination of    Fidelity Management &
                 Growth & Income  current income and capital appreciation. Normally       Research Company (FMR),
                 Portfolio        invests a majority of assets in common stocks with a    investment manager; FMR
                 Service Class 2  focus on those that pay current dividends and show      U.K., FMR Far East,
                                  potential for capital appreciation.                     sub-investment advisers.
--------------------------------------------------------------------------------------------------------------------
YMP              Fidelity(R) VIP  Strategy: long-term growth of capital. Normally         FMR; FMR U.K., FMR Far
                 Mid Cap          invests at least 80% of assets in securities of         East, sub-investment
                 Portfolio        companies with medium market capitalization common      advisers.
                 Service Class    stocks.
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
   Subaccount      Investing In             Investment Objectives and Policies               Investment Adviser
--------------------------------------------------------------------------------------------------------------------
YOS              Fidelity(R) VIP  Strategy: long-term growth of capital. Invests           FMR; FMR U.K., FMR Far
                 Overseas         primarily in common stocks of foreign securities.       East, Fidelity
                 Portfolio        Normally invests at least 80% of assets in non-U.S.     International Investment
                 Service Class    securities.                                             Advisors (FIIA) and FIIA
                                                                                          U.K., sub-investment
                                                                                          advisers.
--------------------------------------------------------------------------------------------------------------------
YRE              FTVIPT Franklin  Objective: capital appreciation with a secondary goal   Franklin Advisers, Inc.
                 Real Estate      to earn current income. Invests at least 80% of its
                 Fund - Class 2   net assets in investments of companies operating in
                                  the real estate industry. The Fund invests primarily
                                  in equity real estate investment trusts (REITs).
--------------------------------------------------------------------------------------------------------------------
YSV              FTVIPT Franklin  Objective: long-term total return. Invests at least     Franklin Advisory
                 Small Cap Value  80% of its net assets in investments of small           Services, LLC
                 Securities Fund  capitalization companies. For this Fund, small
                 - Class 2        capitalization companies are those that have a market
                                  cap not exceeding $2.5 billion, at the time of
                                  purchase. Invests primarily in equity
                                  securities of companies the manager believes
                                  are selling substantially below the underlying
                                  value of their assets or their private market
                                  value.
--------------------------------------------------------------------------------------------------------------------
YIF              FTVIPT           Objective: long-term capital growth. Invests at least   Templeton Investment
                 Templeton        80% of its net assets in foreign securities, including  Counsel, LLC
                 Foreign          those in emerging markets.
                 Securities Fund
                 - Class 2
--------------------------------------------------------------------------------------------------------------------
YSE              Goldman Sachs    Objective: seeks long-term growth of capital. Invests,  Goldman Sachs Asset
                 VIT CORE(SM)     under normal circumstances, at least 80% of its net     Management
                 Small Cap        assets plus any borrowing for investment purposes
                 Equity Fund      (measured at the time of purchase) in a broadly
                                  diversified portfolio of equity investments of U.S.
                                  issuers which are included in the Russell 2000 Index
                                  at the time of investment.
--------------------------------------------------------------------------------------------------------------------
YUE              Goldman Sachs    Objective: seeks long-term growth of capital and        Goldman Sachs Asset
                 VIT CORE(SM)     dividend income. Invests, under normal circumstances,   Management
                 U.S. Equity Fund at least 90% of its total assets (not including securities lending collateral and any
                                  investment of that collateral) measured at
                                  time of purchase in a broadly diversified
                                  portfolio of large-cap and blue chip equity
                                  investments representing all major sectors of
                                  the U.S. economy.
--------------------------------------------------------------------------------------------------------------------
YMC              Goldman Sachs    Objective: seeks long-term capital appreciation.        Goldman Sachs Asset
                 VIT Mid Cap      Invests, under normal circumstances, at least 80% of    Management
                 Value Fund       its net assets plus any borrowing for investment
                                  purposes (measured at time of purchase) in a
                                  diversified portfolio of equity investments in
                                  mid-capitalization issuers within the range of
                                  the market capitalization of companies
                                  constituting the Russell Midcap Value Index at
                                  the time of investment.
--------------------------------------------------------------------------------------------------------------------
YAG              Janus Aspen      Objective: long-term growth of capital.                 Janus Capital
                 Series           Non-diversified mutual fund that primarily invests in
                 Aggressive       common stocks selected for their growth potential and
                 Growth           normally invests at least 50% of its equity assets in
                 Portfolio:       medium-sized companies.
                 Service Shares
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
   Subaccount      Investing In             Investment Objectives and Policies               Investment Adviser
--------------------------------------------------------------------------------------------------------------------
YGT              Janus Aspen      Objective: long-term growth of capital.                 Janus Capital
                 Series Global    Non-diversified mutual fund that invests, under normal
                 Technology       circumstances, at least 80% of its net assets in
                 Portfolio:       securities of companies that the portfolio manager
                 Service Shares   believes will benefit significantly from advances or
                                  improvements in technology. It implements this policy
                                  by investing primarily in equity securities of U.S.
                                  and foreign companies selected for their growth
                                  potential.
--------------------------------------------------------------------------------------------------------------------
YIG              Janus Aspen      Objective: long-term growth of capital. Invests, under  Janus Capital
                 Series           normal circumstances, at least 80% of its net assets
                 International    in securities of issuers from at least five different
                 Growth           countries, excluding the United States. Although the
                 Portfolio:       Portfolio intends to invest substantially all of its
                 Service Shares   assets in issuers located outside the United States,
                                  it may at times invest in U.S. issuers and it may at
                                  times invest all of its assets in fewer than five
                                  countries or even a single country.
--------------------------------------------------------------------------------------------------------------------
YIP              Lazard           Objective: long-term capital appreciation. Invests      Lazard Asset Management
                 Retirement       primarily in equity securities, principally common
                 International    stocks, of relatively large non-U.S. companies with
                 Equity Portfolio market capitalizations in the range of the Morgan
                                  Stanley Capital International (MSCI) Europe,
                                  Australia and Far East (EAFE(R)) Index that
                                  the Investment Manager believes are
                                  undervalued based on their earnings, cash flow
                                  or asset values.
--------------------------------------------------------------------------------------------------------------------
YGW              MFS(R)           Objective: long-term growth of capital and future       MFS Investment
                 Investors        income. Invests at least 80% of its total assets in     Management(R)
                 Growth Stock     common stocks and related securities of companies
                 Series -         which MFS(R) believes offer better than average
                 Service Class    prospects for long-term growth.
--------------------------------------------------------------------------------------------------------------------
YDS              MFS(R) New       Objective: capital appreciation. Invests primarily in   MFS Investment
                 Discovery        equity securities of emerging growth companies.         Management(R)
                 Series -
                 Service Class
--------------------------------------------------------------------------------------------------------------------
YPH              Putnam VT High   Objective: seeks high current income. Capital growth    Putnam Investment
                 Yield Fund -     is a secondary goal when consistent with achieving      Management, LLC
                 Class IB Shares  high current income. The fund seeks its goal by investing at least 80% of the fund's net
                                  assets in U.S. corporate bonds rated below
                                  investment-grade (junk bonds) and that have
                                  intermediate to long-term maturities (three
                                  years or longer).
--------------------------------------------------------------------------------------------------------------------
YIO              Putnam VT        Objective: long-term capital appreciation. The fund     Putnam Investment
                 International    seeks its goal by investing mainly in common stocks of  Management, LLC
                 New              companies outside the United States with a focus on
                 Opportunities    growth stocks.
                 Fund - Class IB
                 Shares
--------------------------------------------------------------------------------------------------------------------
YNO              Putnam VT New    Objective: long-term capital appreciation. The fund     Putnam Investment
                 Opportunities    seeks its goal by investing mainly in common stocks of  Management, LLC
                 Fund - Class IA  U.S. companies with a focus on growth stocks in
                 Shares           sectors of the economy that Putnam Management believes
                                  to have high growth potential.
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
   Subaccount      Investing In             Investment Objectives and Policies               Investment Adviser
--------------------------------------------------------------------------------------------------------------------
YVS              Putnam VT Vista  Objective: capital appreciation. The fund seeks its     Putnam Investment
                 Fund - Class IB  goal by investing mainly in common stocks of U.S.       Management, LLC
                 Shares           companies with a focus on growth stocks.
--------------------------------------------------------------------------------------------------------------------
YMI              Royce Micro-Cap  Objective: long-term growth of capital. Invests         Royce & Associates, LLC
                 Portfolio        primarily in a broadly diversified portfolio of equity
                                  securities issued by micro-cap companies
                                  (companies with stock market capitalizations
                                  below $400 million).
--------------------------------------------------------------------------------------------------------------------
YVA              Third Avenue     Objective: long-term capital appreciation. Invests      ESQF Advisers, Inc.
                 Value Portfolio  primarily in common stocks of well financed, well managed companies at a substantial discount to
                                  what the Adviser believes is their true value.
--------------------------------------------------------------------------------------------------------------------
YIC              Wanger           Objective: long-term growth of capital. Invests         Liberty Wanger Asset
                 International    primarily in stocks of small and medium-size non-U.S.   Management, L.P.
                 Small Cap        companies with capitalizations of less than $2 billion.
--------------------------------------------------------------------------------------------------------------------
YSP              Wanger U.S.      Objective: long-term growth of capital. Invests         Liberty Wanger Asset
                 Smaller          primarily in stocks of small- and medium-size U.S.      Management, L.P.
                 Companies        companies with capitalizations of less than $5 billion.
--------------------------------------------------------------------------------------------------------------------


Please refer to the prospectuses for the funds for more information. These prospectuses are available by contacting us at the address or phone number on the first page of this prospectus.

A fund underlying your policy in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any retail mutual fund.


The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the fund prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.


All funds are available to serve as the underlying investments for variable life insurance policies. Some funds also are available to serve as investment options for variable annuities and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, life insurance policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the fund prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

RELATIONSHIP BETWEEN FUNDS AND SUBACCOUNTS

Each subaccount buys shares of the appropriate fund at net asset value without a sales charge. Dividends and capital gain distributions from a fund are reinvested at net asset value without a sales charge and held by the subaccount as an asset. Each subaccount redeems fund shares without a charge to the extent necessary to make death benefit or other payments under the policy.

SUBSTITUTION OF INVESTMENTS


We may change the funds from which the subaccounts buy shares if: the existing funds become unavailable; or in our judgment the funds are no longer suitable for the subaccounts. If these situations occur, we have the right to substitute the funds held in the subaccounts for other registered, open-end management investment companies as long as we believe it would be in the best interest of persons having voting rights under the policies.

In the event of any such substitution or change, we may, without the consent or approval of owners, amend the policy and take whatever action is necessary and appropriate. However, we will not make any substitution or change without any necessary approval of the SEC or state insurance departments. We will notify owners within five days of any substitution or change.

VOTING RIGHTS

As a policy owner with investments in any subaccount, you may vote on important fund matters. We are the legal owner of all fund shares and therefore hold all voting rights. However, to the extent required by law, we will vote the shares of each fund according to instructions we receive from owners. If we do not receive timely instructions from you, we will vote your shares in the same proportion as the shares for which we do receive instructions. We also will vote fund shares for which we have voting rights in the same proportion as those shares in that subaccount for which we receive instructions. We will send you notice of each shareholder meeting, together with any proxy solicitation materials and a statement of the number of votes for which you are entitled to give instructions.

The Fixed Account


You can allocate net premiums to the fixed account or transfer policy value from the subaccounts to the fixed account (with certain restrictions, explained in "Transfers Between the Fixed Account and Subaccounts"). The fixed account is our general investment account. It includes all assets we own other than those in the variable account and other separate accounts. Subject to applicable law, we have sole discretion to decide how assets of the fixed account will be invested.

Placing policy value in the fixed account does not entitle you to share in the fixed account's investment experience, nor does it expose you to the account's investment risk. Instead, we guarantee that the policy value you place in the fixed account will accrue interest at an effective annual rate of at least 4%, independent of the actual investment experience of the account. Keep in mind that this guarantee is based on our continued claims-paying ability. We are not obligated to credit interest at any rate higher than 4%, although we may do so at our sole discretion. Rates higher than 4% may change from time to time, at our discretion, and will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these policies, the rates currently in effect for new and existing policies, product design, competition and our revenues and expenses. We will not credit interest in excess of 4% on any portion of policy value in the fixed account against which you have a policy loan outstanding.


Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 and the fixed account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in it are subject to the provisions of these Acts and the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the fixed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Purchasing Your Policy

APPLICATION


To apply for coverage, complete an application and send it with your premium payment to our home office. In your application, you:


o    select a specified amount of insurance;

o    select a death benefit option;

o    designate a beneficiary; and

o state how premiums are to be allocated among the fixed account and/or the subaccounts.


Insurability: Before issuing your policy, we require satisfactory evidence of the insurability of the persons whose lives you propose to insure. Our underwriting department will review your application and any medical information or other data required to determine whether the proposed individuals are insurable under our underwriting rules. Your application may be declined if we determine the individual is not insurable and we will return any premiums you have paid.

Age limit: In addition, we generally will not issue a policy to persons over the insurance age of 85. We may, however, do so at our sole discretion.

Risk classification: The risk classification for each insured is based on that insured's health, occupation or other relevant underwriting standards. This classification will affect the monthly deduction. (See "Loads, Fees and Charges".)

Other conditions: In addition to proving insurability, you and the insureds must also meet certain conditions, stated in the application form, before coverage will become effective and your policy is issued to you. The lives insured may be covered under the terms of a conditional insurance agreement prior to a policy being issued. The only way a policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries or Assistant Secretaries.

Incontestability: We will have two years from the effective date of your policy to contest the truth of statements or representations in your application. After the policy has been in force during the lifetime of both insureds for two years from the policy date, our home office cannot contest the truth of statements or representations in your application.


PREMIUMS


Payment of premiums: In applying for your policy, you decide how much you intend to pay and how often you will make payments. During the early policy years until the policy value is sufficient to cover the surrender charge, we require that you pay the minimum initial premiums.

You may schedule payments annually, semiannually or quarterly. We must approve payment at any other interval. We show this premium schedule in your policy. You may also pay premiums by bank authorization on a monthly or quarterly basis under our current company practice. We reserve the right to change this practice.

The scheduled premium serves only as an indication of your intent as to the frequency and amount of future premium payments. You may skip scheduled premium payments at any time if your cash surrender value is sufficient to pay the monthly deduction, or if you have paid sufficient premium to keep the DBG-100 or the minimum initial premium period in effect.


You may also change the amount and frequency of scheduled premium payments by written request. We reserve the right to limit the amount of such changes. Any change in the premium amount is subject to applicable tax laws and regulations.


Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and length of time your policy will remain in force, as well as affect whether the DBG-100 or the minimum initial premium period remain in effect.

Premium limitations: You may make unscheduled premium payments at any time and in an amount of at least $50. We reserve the right to limit the number and amount of unscheduled premium payments.

Also, in order to receive favorable tax treatment under the Code, premiums paid during the life of the policy must not exceed certain limitations. To comply with the Code, we can either refuse excess premiums as they are paid, or refund excess premiums with interest no later than 60 days after the end of the policy year in which they were paid.

Allocation of premiums: Until the policy date, we hold all premiums in the fixed account, and we credit interest on the net premiums (gross premiums minus premium expense charge) at the current fixed account rate. As of the policy date, we will allocate the net premiums plus accrued interest to the account(s) you have selected in your application. At that time, we will begin to assess the various loads, fees and charges.

We convert any amount that you allocate to a subaccount into accumulation units of that subaccount, as explained under "Policy Value." Similarly, when you transfer value between subaccounts, we convert accumulation units in one subaccount into cash value, which we then convert into accumulation units of the second subaccount.


Policy Value


The value of your policy is the sum of values in the fixed account and each subaccount of the variable account. We value your accounts as follows:


We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

     o the sum of your net premiums and transfer amounts (including loan transfers) allocated to the fixed account; plus

     o    interest credited; minus

     o the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out (including loan transfers); minus

     o any portion of the monthly deduction for the coming month that is allocated to the fixed account.

SUBACCOUNTS


We convert amounts you allocated to the subaccounts into accumulation units. Each time you allocate a net premium or transfer into one of the subaccounts, we credit a certain number of accumulation units to your policy for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a charge, we subtract a certain number of accumulation units from your policy value.


The accumulation units are the true measure of investment value in each subaccount. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

Number of units: To calculate the number accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

Accumulation unit value: The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

We determine the net investment factor by:

     o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends, to obtain a current adjusted net asset value per share; then

     o    dividing that sum by the previous  adjusted net asset value per share;
          and

     o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Factors that affect subaccount accumulation units: Accumulation units may change in two ways; in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

o    additional net premiums allocated to the subaccounts;

o    transfers into or out of the subaccounts;

o    partial surrenders and partial surrender fees;

o    surrender charges; and/or

o    monthly deductions.

Accumulation unit values will fluctuate due to:

o    changes in underlying fund net asset value;

o    dividends distributed to the subaccounts;

o    capital gains or losses of underlying funds;

o    fund operating expenses; and/or

o    mortality and expense risk charges.

When valuations occur: We calculate all policy values allocated to subaccounts and all transactions under the policy on any day the New York Stock Exchange is open for regular trading (valuation date). These transaction include:

     o    premium payments;

     o    loan requests and repayments;

     o    surrender requests; and

     o    transfers.

Payments or requests we receive after 3:00 p.m. Central time on a valuation date will be valued as of the end of the next valuation date. Valuation dates do not occur when the New York Stock Exchange is closed as, for example, on Saturdays, Sundays and national holidays.

Keeping the Policy in Force


MINIMUM INITIAL PREMIUM PERIOD


To allow you to purchase this policy for the lowest premium possible, you may choose to pay only the minimum initial premium during the minimum initial premium period as long as the policy value minus indebtedness equals or exceeds the monthly deduction. The policy will not enter the grace period during the minimum initial premium period as shown in your policy under "Policy Data," if:

1. on a monthly date, the policy value minus indebtedness equals or exceeds the monthly deduction for the policy month following such monthly date; and

2. the sum of all premiums paid, minus any partial surrenders, and minus any indebtedness equals or exceeds the minimum initial premium, as shown in your policy under "Policy Data," times the number of months since the policy date, including the current month.

The minimum initial period is:

o    3 years if the youngest insured's insurance age is 35-39

o    2 years if the youngest insured's insurance age is 40-49

o    1 year if the youngest insured's insurance age is 50 and over

DEATH BENEFIT GUARANTEES (DBG)

A feature of the policy guaranteeing the policy will remain in force even if the cash surrender value is insufficient to pay the monthly deduction. The policy has the following DBG option:

DEATH BENEFIT GUARANTEE TO AGE 100

If you wish to have a guarantee that the policy will remain in force until the youngest insured's attained insurance age 100 regardless of investment performance, you should pay at least the DBG-100 premiums. The DBG-100 provides that your policy will remain in force until the youngest insured's attained insurance age 100 even if the cash surrender value is insufficient to pay the monthly deduction. The DBG-100 will remain in effect, as long as:

o    the sum of premiums paid; minus

o    partial surrenders minus

o    outstanding indebtedness; equals or exceeds

o    the DBG-100 premiums due since the policy date.

The DBG-100 premium is shown in the policy.

If, on a monthly date, you have not paid enough premiums to keep the DBG-100 in effect, an additional period of 61 days will be allowed for you to pay a premium sufficient to bring your total up to the required minimum. If you do not pay this amount within 61 days, the DBG-100 will terminate. If the DBG-100 is not in effect, your policy will lapse (terminate) if the cash surrender value is less than the amount needed to pay the monthly deduction and the minimum initial premium period is not in effect. Although the policy can be reinstated as explained below, the DBG-100 cannot be reinstated.




GRACE PERIOD


If the cash surrender value of the policy becomes less than that needed to pay the monthly deduction and neither the DBG-100 nor the minimum initial premium period is in effect, you will have 61 days to pay the required premium amount. If the required premium is not paid, the policy will lapse.

We will mail a notice to your last known address, requesting payment of the premium needed so that the next three monthly deductions can be made. If we receive this premium before the end of the 61-day grace period, we will use the payment to pay all monthly deductions and any other charges then due. We will add balance to the policy value and allocate it in the same manner as other premium payments.

If a policy lapses with outstanding indebtedness, any excess of the outstanding indebtedness over the premium paid generally will be taxable to the owner. (See "Federal Taxes.") If the last surviving insured dies during the grace period, any overdue monthly deductions will be deducted from the death benefit.

REINSTATEMENT

Your policy may be reinstated within five years after it lapses, unless you surrendered it for cash. To reinstate, we will require:

o    a written request;


o evidence satisfactory to us that both insureds remain insurable or evidence for the last surviving insured and due proof that the first death occurred before the date of lapse;

o payment of a premium that will keep the policy in force for at least three months;

o payment of the monthly deductions that were not collected during the grace period; and


o    payment or reinstatement of any indebtedness.


The effective date of a reinstated policy will be the monthly date on or next following the day we accept your application for reinstatement. Surrender charges will also be reinstated.

We will have two years from the effective date of reinstatement to contest the truth of statements or representations in the reinstatement application.


EXCHANGE RIGHT


For two years after the policy is issued, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. We will automatically credit all future premium payments to the fixed account unless you request a different allocation.

A transfer for this purpose will not count against the five-transfers-per-year limit. Also, we will waive any restrictions on transfers into the fixed account for this type of transfer.

There is no effect on the policy's death benefit, specified amount, net amount at risk, risk classification(s) or issue age. Only the method of funding the policy value will be affected.

Before you exercise the exchange right, be sure to ask your sales representative about all the options that are available to you. We may offer other fixed account policies with maximum fees and charges, and minimum guaranteed rate(s) of interest, which differ from the maximum fees and charges and the minimum guaranteed rate of interest in the exchange right policy. Other fixed account policies we offer require evidence that the insured is insurable according to our underwriting rules.


Proceeds Payable upon Death


We will pay a benefit to the beneficiary of the policy when the last surviving insured dies. The death benefit is effective on the policy date.

Option 1 (level amount): Under this Option 1 death benefit, if death is prior to the youngest insured's attained insurance age 100, the death benefit is the greater of:

o    the specified amount on the date of the last surviving insured's death; or

o the applicable percentage of the policy value on the date of the last surviving insured's death, if that death occurs on a valuation date, or on the next valuation date following the date of death.

Option 2 (variable amount): Under the Option 2 death benefit, if death is prior to the youngest insured's attained insurance age 100, the death benefit is the greater of:

o    the policy value plus the specified amount; or

o the applicable percentage of policy value on the date of the last surviving insured's death, if that death occurs on a valuation date, or on the next valuation date following the date of death.

Examples:                                   Option 1          Option 2
Specified amount                           $1,000,000        $1,000,000
Policy value                               $   50,000        $   50,000
Death benefit                              $1,000,000        $1,050,000
Policy value increases to                  $   80,000        $   80,000
Death benefit                              $1,000,000        $1,080,000
Policy value decreases to                  $   30,000        $   30,000
Death benefit                              $1,000,000        $1,030,000

If you want to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should consider Option 2. If you are satisfied with the specified amount of insurance protection and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value, you should consider Option
1. Under Option 1, the cost of insurance is lower because our net amount at risk is generally lower; for this reason, the monthly deduction is less, and a larger portion of your premiums and investment returns is retained in the policy value.

Under both Option 1 and Option 2, if death is on or after the youngest insured's attained insurance age 100, the amount payable is the cash surrender value.



CHANGE IN DEATH BENEFIT OPTION

You may make a written request to change the death benefit option once per policy year. A change in the death benefit option also will change the specified amount. You do not need to provide additional evidence of insurability.


If you change from Option 1 to Option 2: The specified amount will decrease by an amount equal to the policy value on the effective date of the change. You cannot change from Option 1 to Option 2 if the resulting specified amount would fall below the minimum amount shown in policy.


If you change from Option 2 to Option 1: The specified amount will increase by an amount equal to the policy value on the effective date of the change.


An increase or decrease in specified amount resulting from a change in the death benefit option will affect the following cost:

o Monthly deduction because the cost of insurance benefits depends upon the specified amount.

o    Minimum monthly premium.


o    Charges for certain optional insurance benefits.

The surrender charge will not be affected.

CHANGES IN SPECIFIED AMOUNT


Subject to certain limitations, you may make a written request to decrease the specified amount at any time.



Decreases: After the first policy year, you may decrease your specified amount. Any decrease in specified amount will take effect on the monthly anniversary on or next following our receipt of your written request. The specified amount remaining after the decrease may not be less than the minimum specified amount shown in the policy. If, following a decrease in specified amount, the policy would no longer qualify as life insurance under federal tax law, the decrease may be limited to the extent necessary to meet these requirements.


A decrease in specified amount will affect your costs as follows:


o Your monthly deduction will decrease because the cost of insurance charge depends on the specified amount.


o    Charges for certain optional insurance benefits may decrease.


o    The surrender charge will not change.


No surrender charge is imposed when you request a decrease in the specified amount.


Increases: Increases in specified amount are not permitted. If you wish to purchase additional insurance, you should purchase an additional policy. Currently, we do not charge the policy fee for the additional policy.


MISSTATEMENT OF AGE OR SEX


If an insured's age or sex has been misstated, the proceeds payable upon the last surviving insured's death will be:


o    the policy value on the date of death; plus

o the amount of insurance that would have been purchased by the cost of insurance deducted for the policy month during which death occurred, if that cost had been calculated using rates for the correct age and sex; minus

o    the amount of any outstanding indebtedness on the date of death.

SUICIDE


If either of the insureds dies by suicide while sane or insane within two years from the policy date, the only amount payable will be the premiums paid, minus any indebtedness and partial surrenders. The policy will terminate as of the date of the first death by suicide.


BENEFICIARY


Initially, the beneficiary will be the person you designate in your application for the policy. You may change the beneficiary by giving us written notice, subject to requirements and restrictions stated in the policy. If you do not designate a beneficiary, or if the designated beneficiary dies before the last surviving insured, the beneficiary will be you or your estate.


Transfers Between the Fixed Account and Subaccounts

You may transfer policy values from one subaccount to another or between subaccounts and the fixed account.

RESTRICTIONS ON TRANSFERS

This policy is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of any fund underlying the policy. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other policy owners who allocated premium payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this policy.


We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other policy owners we may apply modifications or restrictions in any reasonable manner to prevent transfers we believe will disadvantage other policy owners. We may suspend transfer privileges at any time. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could incl7ude, but not be limited to:

o    not accepting telephone or electronic transfer requests;


o    requiring a minimum time period between each transfer;

o not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one policy owner; or

o limiting the dollar amount that a policy owner may transfer at any one time.

We agree to provide notice of our intent to restrict transfer privileges to policy owners who have engaged in disruptive activity.


In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other policy owners. Transfers involving the fixed account are subject to the restrictions below.


FIXED ACCOUNT TRANSFER POLICIES

o You must make transfers from the fixed account during a 30-day period starting on a policy anniversary, except for automated transfers, which can be set up for monthly, quarterly or semiannual transfer periods.

o If we receive your request to transfer amounts from the fixed account within 30 days before the policy anniversary, the transfer will become effective on the anniversary.

o If we receive your request on or within 30 days after the policy anniversary, the transfer will be effective on the day we receive it.

o We will not accept requests for transfers from the fixed account at any other time.

o If you have made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary. We will waive this limitation once during the first two policy years if you exercise the policy's right to exchange provision. (See "Exchange Right.")

MINIMUM TRANSFER AMOUNTS


From a subaccount to another subaccount or the fixed account:

o For mail and phone transfers -- $250 or the entire subaccount balance, whichever is less.

o    For automated transfers -- $50.

From the fixed account to a subaccount:

o For mail and phone transfers -- $250 or the entire fixed account balance minus any outstanding indebtedness, whichever is less.

o    For automated transfers -- $50.

MAXIMUM TRANSFER AMOUNTS

From a subaccount to another subaccount or the fixed account:

o    None.

From the fixed account to a subaccount:

o    Entire fixed account balance minus any outstanding indebtedness.


MAXIMUM NUMBER OF TRANSFERS PER YEAR

You may make twelve automated transfers per policy year. In addition, you may make transfers by mail or by phone. However, we reserve the right to limit transfers by mail or phone to five per policy year. If, in the alternative, we allow more than five transfers by mail or phone, we reserve the right to charge a fee for more than five transfers per year by mail or phone.

AUTOMATED TRANSFERS

In addition to written and phone requests, you can arrange to have policy value transferred from one account to another automatically. Your financial advisor can help you set up an automated transfer.

Automated transfer policies

o Only one automated transfer arrangement can be in effect at any time. You can transfer policy values to one or more subaccounts and the fixed account, but you can transfer from only one account.

o You can start or stop this service by written request. You must allow seven days for us to change any instructions that are currently in place.

o You cannot make automated transfers from the fixed account in an amount that, if continued, would deplete the fixed account within 12 months.

o If you made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary.

o If you submit your automated transfer request with an application for a policy, automated transfers will not take effect until the policy is issued.


o If the value of the account from which you are transferring policy value is less than the $50 minimum, we will stop the transfer arrangement automatically.

o The balance in any account from which you make an automated transfer must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

o If we must suspend your automated transfer arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.


o Automated transfers are subject to all other policy provisions and terms including provisions relating to the transfer of money between the fixed account and the subaccounts.

o You may make twelve automated transfers per policy year. In addition, we reserve the right to limit mail and phone transfers to five per policy year and to charge a fee for more than five transfers per year by mail or phone.

AUTOMATED DOLLAR-COST AVERAGING


You can use automated transfers to take advantage of dollar-cost averaging -- investing a fixed amount at regular intervals. For example, you might have a set amount transferred monthly from a relatively conservative subaccount to a more aggressive one, or to several others.

This systematic approach can help you benefit from fluctuations in accumulation unit value, caused by fluctuations in the market value(s) of the underlying fund. Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit. There is no charge for dollar-cost averaging.


How dollar-cost averaging works
                                                                       Number
                                           Amount      Accumulation   of units
                                Month     invested      unit value    purchased
By investing an equal number     Jan        $100           $20           5.00
of dollars each month...         Feb         100            16           6.25
                                 Mar         100             9          11.11
you automatically buy            Apr         100             5          20.00
more units when the per unit     May         100             7          14.29
market price is low...           June        100            10          10.00
                                 July        100            15           6.67
and fewer units                  Aug         100            20           5.00
when the per unit                Sept        100            17           5.88
market price is high.            Oct         100            12           8.33

You have paid an average price of only $10.81 per unit over the ten months, while the average market price actually was $13.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.


Twelve automated transfers per policy year are allowed. We reserve the right to limit mail and telephone transfers to five per policy year. However, we also reserve the right to charge a fee for more than five transfers per year by phone or mail.


ASSET REBALANCING


Subject to availability, you can ask us in writing to have the variable subaccount portion of your policy value allocated according to the percentages (in whole percentage amounts) that you choose. We automatically will rebalance the variable subaccount portion of your policy value either quarterly, semi-annually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your policy value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed account. There is no charge for asset rebalancing. The policy value must be at least $2,000 at the time of the rebalance. Rebalancing is accomplished by transferring policy value between subaccounts.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your policy value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.

Policy Loans


You may borrow against your policy by written or telephone request ("See "Two Ways to Request a Transfer, Loan or Surrender" for address and phone numbers for your requests.) Generally, we will process your loan within seven days after we receive your request (for exception - see "Deferral of Payments, "under "Payment of Policy Proceeds"). We will mail loan payments to you by regular mail. If you request express mail delivery, we will charge a fee. You may also request that payment be wired to your bank. We will charge a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.


MINIMUM LOAN AMOUNTS


$500.00 or the remaining loan value, whichever is less.


MAXIMUM LOAN AMOUNTS


o    85% of the policy value minus surrender charges.

o    For phone requests, the maximum loan amount is $100,000.


The amount available at any time for a new loan is the maximum loan value less any existing indebtedness. When we compute the amount available, we reserve the right to deduct from the loan value interest for the period until the next policy anniversary and monthly deductions that we will take until the next policy anniversary.

ALLOCATION OF LOANS TO ACCOUNTS


Unless you specify otherwise, we will take the loan from the fixed account and the subaccounts in proportion to their values at the end of the valuation period during which we receive your request. When we make a loan from a subaccount, we redeem accumulation units and transfer the proceeds into the fixed account. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.


REPAYMENTS


We will allocate loan repayments to subaccounts and/or the fixed account using the premium allocation percentages in effect unless you tell us otherwise. Repayments must be in amounts of at least $50.


OVERDUE INTEREST


If you do not pay accrued interest when it is due, we will increase the amount of indebtedness in the fixed account to cover the amount due. Interest added to a policy loan will be charged the same interest rate as the loan itself. We will take such interest from the fixed account and/or subaccounts, using the monthly deduction allocation percentages. If the value in the fixed account or any subaccount is not enough to pay the interest so allocated, all of the interest will be taken from all of the accounts in proportion to their value, minus indebtedness.


EFFECT OF POLICY LOANS


A policy loan, whether or not repaid, affects cash value over time because the loan amount is subtracted from the subaccounts and/or fixed account as collateral. The loan collateral does not participate in the investment performance of the subaccounts. The loan collateral earns interest at the minimum rate guaranteed of 4% in the fixed account. A loan reduces the policy surrender value. If the loan causes the cash surrender value to drop to zero, the policy will lapse. The death benefit is reduced by loan indebtedness. A loan may also cause the DBG-100 or the minimum initial premium period to terminate.

Policy Surrenders


You may take a full or a partial surrender by written or phone request. (See "Two Ways to Request a Transfer, Loan or Surrender" for address and phone numbers for your requests. We may require you to return your policy. Generally, we will process your payment within seven days (for exceptions -- see "Deferral of Payments" under "Payment of Policy Proceeds.") We will mail surrender payments to you by regular mail. If you request express mail delivery, we will charge a fee. You may also request that payment be wired to your bank. We will charge a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

TOTAL SURRENDERS


If you surrender your policy, you receive its cash surrender value the policy value minus outstanding indebtedness and applicable surrender charges. (See "Loads, Fees and Charges.") We will compute the value of each subaccount as of the end of the valuation period during which we receive your request.

PARTIAL SURRENDERS


After the first policy year, you may surrender any amount from $500 up to 85% of the policy's cash surrender value. Partial surrenders by telephone are limited to $100,000. We will charge you a partial surrender fee, described under "Loads, Fees and Charges." Unless you specify otherwise, we will make partial surrenders from the fixed account and subaccount in proportion to their values at the end of the valuation period during which we receive your request. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

Effects of partial surrenders

o A partial surrender will reduce the policy value by the amount of the partial surrender and fee. (See "Fee Tables" and "Loads, Fees and Charges.")

o A partial surrender will reduce the death benefit by the amount of the partial surrender and fee, or, if the death benefit is based on the applicable percentage of policy value, by an amount equal to the applicable percentage times the amount of the partial surrender.

o A partial surrender may terminate the DBG-100 or the minimum initial premium period. We deduct the surrender amount from total premiums you paid, which may reduce the total below the level required to keep the DBG-100 or the minimum initial premium period in effect.

o If Option 1 is in effect, a partial surrender will reduce the specified amount by the amount of the partial surrender and fee.

Because they reduce the specified amount, partial surrenders may affect the cost of insurance. We will not allow a partial surrender if it would reduce the specified amount below the required minimum. (See "Decreases," under "Proceeds Payable upon Death.")


o If Option 2 is in effect, a partial surrender does not affect the specified amount.


Two Ways To Request A Transfer, Loan of Surrender


Provide your name, policy number, Social Security Number or Taxpayer Identification Number when you request a transfer, loan or partial surrender.


By mail:                                         By phone:
Regular mail:                                    Call between 8 a.m. and 6 p.m. (Monday - Thursday),
IDS Life Insurance Company of New York           8 a.m. and 4:30 p.m. (Friday). All Eastern Times.20
Madison Avenue Extension                         (800) 541-2251 (toll free)
Albany, NY 12205
                                                  TTY service for the hearing impaired:
Express mail:                                    (800) 869-8613 (toll free)
IDS Life Insurance Company of New York
20 Madison Avenue Extension
Albany, NY 12203


2 By phone:

o We answer phone requests promptly, but you may experience delays when call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

o We will honor any telephone transfer, loan or partial surrender requests believed to be authentic and will use reasonable procedures to confirm that they are. These include asking identifying questions and tape recording calls. As long as these procedures are followed, neither our affiliates nor we will be liable for any loss resulting from fraudulent requests.

o We make telephone transfers, loans and partial surrenders available automatically. If you do not want telephone transfers, loans and partial surrenders to be made from your account, please write and tell us.

Payment of Policy Proceeds


Proceeds will be paid when:

o    you surrender the policy;

o    the last surviving insured dies; or

o    the youngest insured attains insurance age 100.

We pay all proceeds by check (unless the beneficiary has chosen to have death benefit proceeds directly deposited into a checking account). We will compute the amount of the death benefit and pay it in a single sum unless you select one of the payment options below. We will pay interest at a rate not less than 4% per year on single sum death proceeds, from the date of the last surviving insured's death to the settlement date (the date on which proceeds are paid in a lump sum or first placed under a payment option).


PAYMENT OPTIONS


During the insured's lifetime, you may request in writing that we pay policy proceeds under one or more of the three payment options below. (The beneficiary may also select a payment option unless you say that he or she cannot.) You decide how much of the proceeds will be placed under each option (minimum:
$5,000). We will transfer any such amount to our general account. You may also make a written request to change a prior choice of payment option or, if we agree, to elect a payment option other than the three below. Unless we agree otherwise, we must make payments under all options to a natural person.

Option A -- Interest payments: We will pay interest on any proceeds placed under this option at a rate of 4% per year, compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all proceeds that remain or you may place them under a different payment option that we approve.


Option B -- Payments for a specified period: We will make fixed monthly payments for any number of years you specify. We will furnish monthly amounts for payment periods at your request, without charge.


Option C -- Lifetime income: We will make monthly payments for the life of the person (payee) who is to receive the income. We will guarantee payment for 10, 15 or 20 years. We will furnish settlement rates for any year, age, or any combination of year, age and sex at your request, without charge.

DEFERRAL OF PAYMENTS


We reserve the right to defer payments of cash surrender value, policy loans or variable death benefits in excess of the specified amount if:

o the payments derive from a premium payment made by a check that has not cleared the banking system (we have not collected good payment);

o    the NYSE is closed (other than customary weekend and holiday closings);

o in accordance with SEC rules, trading on the NYSE is restricted or, because of an emergency, it is not practical to dispose of securities held in the subaccount or determine the value of the subaccount's net assets.


We may delay the payment of any loans or surrenders from the fixed account up to six months from the date we receive the request. If we postpone the payment of surrender proceeds more than 30 days, we will pay you interest on the amount surrendered at an annual rate of 3% for the period of postponement.


Federal Taxes


The following is a general discussion of the policy's federal income tax implications. It is not intended as tax advice. Because the effect of taxes on the value and benefits of your policy depends on your individual situation as well as IDS Life's tax status, YOU SHOULD CONSULT A TAX ADVISOR TO FIND OUT HOW THESE GENERAL CONSIDERATIONS APPLY TO YOU. The discussion is based on our understanding of federal income tax laws as the Internal Revenue Service (IRS) currently interprets them; both the laws and their interpretation may change.

As with any financial product purchased, the decision as to who the owner and the beneficiary will be should be made by the client after consultation with his or her tax and legal advisors. These decisions may significantly affect the amount due for income tax, gift tax and estate tax and also the client's ownership rights to the policy.


The policy is intended to qualify as a life insurance policy for federal income tax purposes. To that end, the provisions of the policy are to be interpreted to ensure or maintain this tax qualification. We reserve the right to change the policy in order to ensure that it will continue to qualify as life insurance for tax purposes. We will send you a copy of any changes.

Diversification and Investment Control: The IRS has issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The U.S. Treasury and the IRS indicated they may provide additional guidance on investment control. This concerns how many subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the owner would be currently taxed on income earned within subaccount assets. We do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the policy, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.


IDS LIFE OF NEW YORK'S TAX STATUS

We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable life insurance contracts or in our tax status as we currently understand it.


TAXATION OF POLICY PROCEEDS


Death benefit proceeds: The death benefit paid to the beneficiary is not considered part of the beneficiary's income and therefore is not subject to federal income taxes.

Maturity value proceeds: The policy matures when the youngest insured is alive at attained insurance age 100. We pay you the maturity value. The maturity value is equal to the cash surrender value of the policy at the youngest insured's attained insurance age 100. If that amount plus any indebtedness exceeds your investment in the policy, the excess may be taxable as ordinary income.


Death benefit proceeds under Payment Option A: The death benefit proceeds are not subject to income tax, but payments of interest are.


Death benefit proceeds under Payment Options B and C: A portion of each payment will be taxed as ordinary income and a portion will be considered a return of the beneficiary's investment in the policy and will not be taxed. The beneficiary's investment in the policy is the death benefit proceeds applied to the payment options. All payments made after the investment in the policy is fully recovered will be subject to tax.

Pre-death proceeds: Part or all of any pre-death proceeds received through full surrender, lapse, partial surrender, policy loan or assignment of policy value, or payment options may be subject to federal income tax as ordinary income. (See the following table.) In some cases, the tax liability depends on whether the policy is a modified endowment (explained following the table). The taxable amount may also be subject to an additional 10% penalty tax if the policy is a modified endowment.

Source of proceeds                                           Taxable portion of pre-death proceeds
Full surrender:                                              Amount received plus any indebtedness, minus your
                                                             investment in the policy.*

Lapse:                                                       Any outstanding indebtedness minus your investment in the
                                                             policy.*

Partial surrenders (modified endowments):                    Lesser of: The amount received or policy value minus your
                                                             investment in the policy.*

Policy loans and assignments (modified endowments):          Lesser of: The amount of the loan/assignment or policy value minus your investment in the policy.*

Partial surrenders (not modified endowments):                Generally, if the amount received is greater than your
                                                             investment in the policy,* the amount in excess of your
                                                             investment is taxable. However, during the first 15 policy years, a different amount may be taxable if the partial
                                                             surrender results in or is necessitated by a reduction in
                                                             benefits.

Policy loans and assignments (not modified endowments):      None.**

Payment options:                                             Option A:  Taxed as full  surrender  (and may be  subject to additional 10% penalty tax if modified endowment contract).
                                                             Interest taxed (and not subject to additional 10% penalty tax).

                                                             Options B and C: Portion of each payment taxed and portion considered a return on investment in the policy* and not
                                                             taxed. Any outstanding indebtedness at the time the option is elected taxed as a partial surrender (and may be subject to additional 10% penalty tax if modified endowment
                                                             contract). Payments made after the investment in the policy*
                                                             fully recovered taxed and subject to an additional 10%
                                                             penalty tax.

    * Investment in the policy is equal to premiums paid, minus the nontaxable portion of any previous partial surrenders, plus taxable portion of any previous policy loans.


   ** See "Lapse" under "Source of proceeds" above for explanation of tax treatment.

MODIFIED ENDOWMENT CONTRACTS

In 1988, Congress created a new class of life insurance policies called "Modified Endowment Contracts." The IRS taxes these policies differently from conventional life insurance contracts.

Your policy is a modified endowment contract if:

o    you apply for it or materially change it on or after June 21, 1988 and

o the premiums you pay in the first seven years of the policy, or the first seven years following a material change, exceed certain limits.


Also, any life insurance policy you receive in exchange for a modified endowment is itself a modified endowment.

We have procedures for monitoring whether your policy may become a modified endowment contract. We calculate modified endowment limits when we issue the policy. We base these limits on the benefits we provide under the policy and on the risk classification on the insured. We recalculate these limits later if certain increases or reductions in benefits occur.

Reductions in benefits: When benefits are reduced, we recalculate the limits as if the reduced level of benefits had always been in effect. In most cases, this recalculation will further restrict the amount of premium that can be paid without exceeding modified endowment limits. If the premiums you have already paid exceed the recalculated limits, the policy becomes a modified endowment with applicable tax implications even if you do not pay any further premiums.

Distributions affected: Modified endowment rules apply to distributions in the year the policy becomes a modified endowment and in all subsequent years. In addition, the rules apply to distributions taken two years before the policy becomes a modified endowment, which are presumed to be taken in anticipation of that event.

Serial purchase of modified endowments: The IRS treats all modified endowments issued by the same insurer (or affiliated companies of the insurer) to the same owner during any calendar year are treated as one policy in determining the amount of any loan or distribution that is taxable.

Penalty tax: If a policy is a modified endowment, the taxable portion of pre-death proceeds from a full surrender, lapse, partial surrender, policy loan or assignment of policy value, or certain payment options may be subject to a 10% penalty tax unless:


o    the distribution occurs after the owner attains age 591/2;

o the distribution is attributable to the owner becoming disabled (within the meaning of Code Section 72(m)(7)) or

o the distribution is part of a series of substantially equal periodic payments made at least once a year over the life (or life expectancy) of the owner or over the joint lives (or life expectancies) of the owner and the owner's beneficiary.

OTHER TAX CONSIDERATIONS


Policy Split Option Rider: PSO permits a policy to be split into two individual permanent plans of life insurance then offered by us for exchange, one on the life of each insured, upon the occurrence of a divorce of the insureds or certain changes in federal estate tax law. A policy split could have adverse tax consequences; for example, it is not clear whether a policy split will be treated as a nontaxable exchange under Sections 1031, 1035 or 1041 of the Code. If a policy split is not treated as a nontaxable exchange, a split could result in the recognition of taxable income in an amount up to any gain in the policy at the time of the split. In addition, it is not clear whether, in all circumstances, the individual contracts that result from a policy split would be treated as life insurance contracts for federal income tax purposes and, if so treated, whether the individual contracts would be classified as modified endowment contracts. Before you exercise rights provided by the policy split option, it is important that you consult with a competent tax advisor regarding the possible consequences of a policy split.

Interest paid on policy loans: If the loan is used for personal purposes, such interest is not tax-deductible. Other rules apply if the loan is used for trade or business or investment purposes, or if the policy is owned by a business or a corporation.


Policy changes: Changing ownership, exchanging or assigning the policy may have tax consequences, depending on the circumstances.


Other taxes: Federal estate tax, state and local estate tax or inheritance tax, federal or state gift tax and other tax consequences of ownership or receipt of policy proceeds will also depend on the circumstances.

Tax-deferred retirement plans: The policy may be used in conjunction with certain retirement plans that are already tax-deferred under the Code. The policy will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is tax deferred. Since the rules governing such use are complex, a purchaser should consult a competent pension consultant.

On July 6, 1983, the Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Since the policy's cost of insurance rates and purchase rates for certain settlement options distinguish between men and women, employers and employee organizations should consult with legal counsel before purchasing the policy for any employment-related insurance or benefit program.

LEGAL PROCEEDINGS[to be updated]

A number of lawsuits involving insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts have been filed against life and health insurers in jurisdictions in which IDS Life of New York and its affiliates do business. IDS Life of New York and its affiliates, like other life and health insurers, are involved in such litigation. IDS Life was a named defendant in three class action lawsuits of this nature. IDS Life of New York is a named defendant in one of the suits, Richard W. and Elizabeth J. Thoresen v. American Express Financial Corporation, American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York which was commenced in Minnesota state court on October 13, 1998. These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts.

In January 2000, AEFC and its subsidiaries reached an agreement in principle to settle the three class action lawsuits, including the one described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985.


In August 2000, an action entitled Lesa Benacquisto, Daniel Benacquisto, Richard Thoresen, Elizabeth Thoresen, Arnold Mork, Isabella Mork, Ronald Melchert and Susan Melchert v. American Express Financial Corporation, American Express Financial Advisors, American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.

In May 2001, the United States District Court for the District of Minnesota and the District Court, Fourth Judicial District for the State of Minnesota, Hennepin County entered orders approving the settlement as tentatively reached in January 2000. Appeals were filed in both federal and state court but subsequently dismissed by the parties filing the appeals. The orders approving the settlement were final as of September 24, 2001. Implementation of the settlement commenced October 15, 2001.

Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims. Most of their claims have been settled.


The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, IDS Life of New York does not consider any lawsuits in which it is named as a defendant to be material.


Policy Illustrations

The following tables illustrate how policy values, cash surrender values and death benefits can change over time based on specific assumptions about investment returns, expenses, risk classification of the insured, death benefit, premiums, loans and partial surrenders. A change in any of the assumptions will change the illustrated results.

You may obtain illustrations like those shown below based on the particular characteristics of the person you want to insure by contacting us at the address or phone number on the first page of the prospectus. If you purchase a policy, we will provide you with a projection of future death benefits and policy values upon written request. This projection will be based on assumptions to which we agree as to specified amount, death benefit option and future premium payments.

UNDERSTANDING THE ILLUSTRATIONS


Rates of return: The illustrations uniformly assume gross rates of return 0%, 6% or 12% for each policy year. These gross rates of return do not reflect the deduction of charges and expenses of the funds.


Expenses: The policy values illustrated reflect the deduction of the following expenses:


     o Premium expense charges, which includes the sales charges, premium tax charges and federal tax charges;


     o    Cost of insurance charges;

     o    Policy fees;

     o    Mortality and expense risk charges; and

     o    Annual operating expenses of the funds.

We show the impact of the cost of insurance charges, policy fees and the mortality and expense risk charges under two different scenarios:

     o    Current charges in all years illustrated; and

     o    Guaranteed charges in all years illustrated.


All charges reflected in the illustrated policy values below are described in detail in the sections entitled "Fee Table" and "Loads, Fees and Charges." This section describes the charges reflected in the illustrated policy values. This section also describes the various charges that are deducted. The illustrated policy values reflect the timing of these deductions, however, they do not reflect charges for optional insurance benefits. Adding optional insurance benefits which have charges, (See, "Fee Tables") would result in additional charges, which would reduce the illustrated policy values.

We show the impact of the annual operating expenses of the funds by using the arithmetic average of annual operating expenses (including management fees, 12b-1 fees and other expenses) of all funds listed in the Fee Table. The arithmetic average of all fund operating expenses used in the following illustrations is ____ % of average daily net assets. Actual policy values would reflect the annual operating expenses of each fund in which policy values were invested and therefore may be higher or lower than those illustrated using the arithmetic average of all fund expenses.

Risk classification of the insureds: The illustration assumes a male insurance age 60 and a female age 55, in our nonsmoker risk classification. Illustrated policy values would be lower if one or both of the assumed insureds did not qualify as a nonsmoker risk.


Death benefit: The death benefit illustrated is Option 1, a level death benefit. If Option 2 were selected, illustrated policy values would be lower and the death benefit would be greater than what is illustrated.


Premiums: The illustrations assume that a premium of $925,000 is paid in full at the beginning of each policy year. Results would differ if:


     o    Premiums were not paid in full at the beginning of each policy year;

     o    Premium amounts paid were different.

Loans and partial surrender: The policy values illustrated assume no loans or partial surrenders are taken. If loans or partial surrenders were taken, illustrated policy values would be lower.

Illustration
Initial specified amount $925,000           Male -- insurance age 60 -- nonsmoker                        Current costs assumed
Death benefit Option 1                     Female -- insurance age 55 -- nonsmoker                      Annual premium $18,000
        Premium(1)
        accumulated           Death benefit                        Policy value                      Cash surrender value
End of  with annual    assuming hypothetical gross          assuming hypothetical gross           assuming hypothetical gross
policy   interest      annual investment return of          annual investment return of           annual investment return of
year       at 5%        0%         6%         12%             0%         6%         12%             0%         6%         12%
   1     18,900     925,000    925,000      925,000      15,521     16,484       17,446         11,821     12,784       13,746
   2     38,745     925,000    925,000      925,000      30,649     33,541       36,550         26,949     29,841       32,850
   3     59,582     925,000    925,000      925,000      45,288     51,094       57,374         41,588     47,394       53,674
   4     81,461     925,000    925,000      925,000      59,457     69,170       80,105         55,757     65,470       76,405
   5    104,434     925,000    925,000      925,000      73,068     87,699      104,845         69,368     83,999      101,145
   6    128,556     925,000    925,000      925,000      86,042    106,613      131,717         82,712    103,283      128,387
   7    153,884     925,000    925,000      925,000      98,501    126,045      161,066         95,541    123,085      158,106
   8    180,478     925,000    925,000      925,000     110,366    145,937      193,077        107,776    143,347      190,487
   9    208,402     925,000    925,000      925,000     121,657    166,328      228,058        119,437    164,108      225,838
  10    237,722     925,000    925,000      925,000     132,301    187,169      266,271        130,451    185,319      264,421
  15    407,835     925,000    925,000      925,000     175,589    298,901      520,391        175,589    298,901      520,391
  20    624,947     925,000    925,000    1,005,309     200,923    426,890      939,541        200,923    426,890      939,541
  25    902,042     925,000    925,000    1,704,972     184,612    565,374    1,623,783        184,612    565,374    1,623,783
  30  1,255,694     925,000    925,000    2,845,480      62,512    712,308    2,709,981         62,512    712,308    2,709,981
  35  1,707,054          --    953,768    4,625,507          --    908,350    4,405,244             --    908,350    4,405,244
  40  2,283,116          --  1,221,573    7,345,505          --  1,163,403    6,995,719             --  1,163,403    6,995,719
  45  3,018,333          --  1,488,986   11,228,428          --  1,474,243   11,117,255             --  1,474,243   11,117,255

(1) This information is for comparative purposes only. There is no such option available under your policy.

The above hypothetical investment results are illustrative only and you should not consider them to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and cash surrender value would be different from those shown if returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. We cannot represent that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

Illustration
Initial specified amount $925,000           Male -- insurance age 60 -- nonsmoker                     Guaranteed costs assumed
Death benefit Option 1                     Female -- insurance age 55 -- nonsmoker                      Annual premium $18,000
        Premium(1)
        accumulated           Death benefit                        Policy value                      Cash surrender value
End of  with annual    assuming hypothetical gross          assuming hypothetical gross           assuming hypothetical gross
policy   interest      annual investment return of          annual investment return of           annual investment return of
year       at 5%        0%         6%         12%             0%         6%         12%             0%         6%         12%
   1     18,900     925,000    925,000      925,000      15,521     16,484       17,446         11,821     12,784       13,746
   2     38,745     925,000    925,000      925,000      30,649     33,541       36,550         26,949     29,841       32,850
   3     59,582     925,000    925,000      925,000      45,288     51,094       57,374         41,588     47,394       53,674
   4     81,461     925,000    925,000      925,000      59,457     69,170       80,105         55,757     65,470       76,405
   5    104,434     925,000    925,000      925,000      73,068     87,699      104,845         69,368     83,999      101,145
   6    128,556     925,000    925,000      925,000      86,042    106,613      131,717         82,712    103,283      128,387
   7    153,884     925,000    925,000      925,000      98,404    125,948      160,969         95,444    122,988      158,009
   8    180,478     925,000    925,000      925,000     110,077    145,644      192,783        107,487    143,054      190,193
   9    208,402     925,000    925,000      925,000     120,898    165,556      227,287        118,678    163,336      225,067
  10    237,722     925,000    925,000      925,000     130,804    185,636      264,740        128,954    183,786      262,890
  15    407,835     925,000    925,000      925,000     162,620    285,591      507,988        162,620    285,591      507,988
  20    624,947     925,000    925,000      966,724     147,379    373,915      903,480        147,379    373,915      903,480
  25    902,042     925,000    925,000    1,634,381      24,021    416,813    1,556,553         24,021    416,813    1,556,553
  30  1,255,694          --    925,000    2,705,319          --    339,282    2,576,494             --    339,282    2,576,494
  35  1,707,054          --         --    4,336,210          --         --    4,129,723             --         --    4,129,723
  40  2,283,116          --         --    6,728,589          --         --    6,408,180             --         --    6,408,180
  45  3,018,333          --         --    9,937,467          --         --    9,839,076             --         --    9,839,076

(1) This information is for comparative purposes only. There is no such option available under your policy.

The above hypothetical investment results are illustrative only and you should not consider them to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and cash surrender value would be different from those shown if returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. We cannot represent that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

Key Terms

These terms can help you understand details about your policy.


Accumulation unit: An accounting unit used to calculate the policy value of the subaccounts.

Attained insurance age: Each insured's insurance age plus the number of policy anniversaries since the policy date. Attained insurance age changes only on a policy anniversary.

Cash surrender value: Proceeds received if the policy is surrendered in full or the amount payable upon the death of the last surviving insured on or after the youngest insured's attained insurance age 100. The cash surrender value equals the policy value minus indebtedness, minus any applicable surrender charges.


Close of business: Closing time of the New York Stock Exchange, normally 3 p.m., Central time.

Code: The Internal Revenue Code of 1986, as amended.


Death benefit guarantee to age 100 (DBG-100): A feature of the policy guaranteeing that the policy will not lapse before the youngest insured's attained insurance age 100. This feature is in effect if you meet certain premium payment requirements.

Death benefit guarantee to age 100 (DBG-100) premium: The premium required to keep the DBG-100 in effect. The DBG-100 premium is shown in your policy. It depends on each insured's sex, insurance age, risk classification, optional insurance benefits added by rider and the initial specified amount.

Fixed account: The general investment account of IDS Life of New York. The fixed account is made up of all of IDS Life of New York's assets other than those held in any separate account.

Fixed account value: The portion of the policy value that is allocated to the fixed account, including indebtedness.

Funds: Mutual funds or portfolios, each with a different investment objective (See "The Funds.") Each of the subaccounts of the variable account invests in a specific one of these funds.

IDS Life of New York: In this prospectus, "we," "us," "our" and "IDS Life of New York" refer to IDS Life Insurance Company of New York.


Indebtedness: All existing loans on the policy plus interest that has either been accrued or added to the policy loan.


Insurance age: Each insured's age based upon his or her last birthday on the date of the application.

Insureds: The persons whose lives are insured by the policy.

Lapse: The policy ends without value and no death benefit will be paid.

Maturity date:  The youngest insured's attained insurance age 100, if living.

Minimum initial premium period: A period of time during the early years of the policy when the policy will not lapse even if the cash surrender value is less than the amount needed to pay the monthly deduction. This feature is in effect if you meet certain premium payment requirements.


Monthly date: The same day each month as the policy date. If there is no monthly date in a calendar month, the monthly date is the first day of the next calendar month.

Net amount at risk: A portion of the death benefit, equal to the total current death benefit minus the policy value. This is the amount to which we apply cost of insurance rates in determining the monthly cost of insurance.

Net premium: The premium paid minus the premium expense charge.



Owner: The entity(ies) to which, or individual(s) to whom, we issue the policy, or to whom you subsequently transfer ownership. In the prospectus "you" and "your" refer to the owner.


Policy anniversary: The same day and month as the policy date each year the policy remains in force.

Policy date: The date we issue the policy and from which we determine policy anniversaries, policy years and policy months.

Policy value: The sum of the fixed account value plus the variable account value.

Proceeds: The amount payable under the policy as follows:


o Upon death of the last surviving insured prior to the youngest insured's attained insurance age 100, proceeds will be the death benefit in effect as of the date of that insured's death, minus any indebtedness.

o Upon policy maturity at the youngest insured's attained insurance age 100, proceeds will be the cash surrender value.

o    On surrender of the policy, the proceeds will be the cash surrender value.

Risk classification: A group of insureds that IDS Life of New York expects will have similar mortality experience.


Scheduled premium: A premium you select at the time of application, of a level amount, at a fixed interval of time.


Specified amount: An amount we use to determine the death benefit and the proceeds payable upon death of the last surviving insured prior to the youngest insured's attained insurance age 100. We show the initial specified amount in your policy.

Subaccount(s): One or more of the investment divisions of the variable account, each of which invests in a particular fund.

Surrender charge: A contingent deferred issue and administration expense charge we assess against the policy value at the time of surrender during the first 15 years of the policy.

Valuation date: A normal business day, Monday through Friday, on which the New York Stock Exchange is open. We set the value of each subaccount at the close of business on each valuation date.


Valuation period: The interval commencing at the close of business on each valuation date and ending at the close of business on the next valuation date.

Variable account: IDS Life Variable Life Separate Account consisting of subaccounts, each of which invests in a particular fund. The policy value in each subaccount depends on the performance of the particular fund.

Variable account value: The sum of the values that you allocate to the subaccounts of the variable account.

Financial Statements

You can find our audited financial statements and the audited financial statements of the subaccounts in the Statement of Additional Information (SAI).

(Back Cover)


Additional information about IDS Life of New York Account 8 (Registrant) is included in SAI. The SAI and personal illustrations of death benefits, cash surrender values, and policy values are available, without charge, upon request. To request the SAI or a personal illustration, or for other inquiries about the policies, contact your sales representative or IDS Life Insurance Company of New York at the phone and address listed below. The SAI dated the same date as this prospectus, is incorporated by reference into this prospectus.

IDS Life Insurance Company of New York
20 Madison Ave. Extension
Albany, NY 12203
(800) 541-2251
Web site address: americanexpress.com


You may review and copy information about the Registrant, including the SAI, at the SEC's Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Registrant are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov). Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfor@sec.gov, or by writing to the Public Reference Section of the SEC, 450 Fifth Street, N.W., Washington, D.C. 20549-0102.



Investment Company Act File #811-5213

Prospectus


May 1, 2003

IDS Life of New York
Succession Select(SM)
Variable Life Insurance

AN INDIVIDUAL FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE INSURANCE POLICY

Issued by:      IDS Life Insurance Company of New York (IDS Life of New York)
                20 Madison Avenue Extension
                Albany, NY 12203
                Phone: (800) 541-2251
                Web site address: americanexpress.com

                IDS Life of New York Account 8

This prospectus contains information about the life insurance policy that you should know before investing in IDS Life of New York Succession Select (SM) Variable Life Insurance (SUCS-NY).

The purpose of the policy is to provide life insurance protection on the life of two insureds and to potentially build policy value. The policy is a long-term investment that provides a death benefit that we pay to the beneficiary upon the last surviving insured's death. You may direct your net premiums or transfers to:


     o    A fixed account to which we credit interest.

     o    Subaccounts that invest in underlying funds.


Prospectuses are also available for the underlying funds that are investment options under your policy. Please read all prospectuses carefully and keep them for future reference.


Please note that your investments in a policy and its underlying funds:

     o    Are NOT deposits or obligations of a bank or financial institution;

     o Are NOT insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and

     o Are subject to risks including loss of the amount you invested and the policy ending without value.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

Policy Benefits and Risks
        Policy Benefits
        Policy Risks
        Fund Risks

Fee Tables
        Transaction Fees
        Charges Other Than Fund Operating Expenses

Subaccounts
        Annual Operating Expenses of the Funds

Loads, Fees and Charges
        Premium Expense Charge
        Monthly Deduction
        Surrender Charge
        Partial Surrender Charge
        Mortality and Expense Risk Charge
        Transfer Charge
        Annual Operating Expenses of the Funds
        Effect of Loads, Fees and Charges
        Other Information on Charges


IDS Life of New York


The Variable Account

The Funds
        Relationship Between Funds and Subaccounts
        Substitution of Investments
        Voting Rights

The Fixed Account

Purchasing Your Policy
        Application
        Premiums


Policy Value Credits

Policy Value
        Fixed Account
        Subaccounts

Keeping The Policy in Force
        Minimum Initial Premium Period
        Death Benefit Guarantees
        Grace Period
        Reinstatement
        Exchange Right


Proceeds Payable Upon Death
        Change in Death Benefit Option
        Changes in Specified Amount
        Misstatement of Age or Sex
        Suicide
        Beneficiary

Transfers Between the Fixed Account and Subaccounts
        Restrictions on Transfers
        Fixed Account Transfer Policies
        Minimum Transfer Amounts
        Maximum Transfer Amounts
        Maximum Number of Transfers Per Year
        Automated Transfers
        Automated Dollar-Cost Averaging
        Asset Rebalancing

Policy Loans
        Minimum Loan Amounts
        Maximum Loan Amounts
        Allocation of Loans to Accounts
        Repayments
        Overdue Interest
        Effect of Policy Loans

Policy Surrenders
        Total Surrenders
        Partial Surrenders

Two Ways to Request a Transfer, Loan or Surrender

Payment of Policy Proceeds


        Payment Options
        Deferral of Payments
        Federal Taxes

IDS Life of New York's Tax Status
        Taxation of Policy Proceeds
        Modified Endowment Contracts
        Other Tax Considerations

Legal Proceedings


Policy Illustrations
        Understanding the Illustrations

Key Terms

Financial Statements

Policy Benefits and Risks

This summary describes the policy's important benefits and risks. The sections in the prospectus following this summary discuss the policy's benefits, risks and other provisions in more detail. For your convenience, we have defined certain words and phrases used in this prospectus in the "Key Terms" section.


POLICY BENEFITS
----------------------- --------------------------------------- -----------------------------------------------------
POLICY BENEFIT          WHAT IT MEANS                           HOW IT WORKS
----------------------- --------------------------------------- -----------------------------------------------------
Death Benefit           We will pay a benefit to the            The relationship between the policy value and the
                        beneficiary of the policy when the      death benefit depends on which of two death benefit
                        both insureds have died. Before the     options you choose:
                        insured's attained insurance age 100,
                        your policy's death benefit on the      o  Option 1(level amount): The death benefit on the
                        last surviving insured's death can         date of the last surviving insured's death is
                        never be less than the specified           the greater of the specified amount or a
                        amount unless you change that amount       percentage of policy value.
                        or your policy has outstanding
                        indebtedness.                           o  Option 2 (variable amount): The death benefit on
                                                                   the date of the last surviving insured's death
                                                                   is the greater of the specified amount plus the
                                                                   policy value, or a percentage of policy value.

                                                                You may change the death benefit option or
                                                                specified amount within certain limits, but doing
                                                                so generally will affect policy charges.

                                                                On or after the youngest insured's attained
                                                                   insurance age 100, the death benefit of the last
                                                                   surviving insured will be the greater of:

                                                                    o    the policy value on the date of death of
                                                                         the last surviving insured minus any
                                                                         indebtedness on the date of the death of
                                                                         the last surviving insured; or

                                                                    o    the policy value of the youngest insured's
                                                                         age 100 minus any indebtedness on the date
                                                                         of the last surviving insured's death.
----------------------- --------------------------------------- -----------------------------------------------------
Optional Insurance      You may add optional benefits to your   Available riders you may add:
Benefits                policy at an additional cost, in the
                        form of riders (if you meet certain     o    Four-Year Term Insurance Rider (FYT):  FYT
                        requirements). The amounts of these          provides a specifed amount of term insurance.
                        benefits do not vary with investment         The FYT death benefit is paid if both insureds
                        experience of the variable account.          die during the first four policy years.
                        Certain restrictions apply and are
                        clearly described in the applicable     o    Policy Split Option Rider (PSO): PSO
                        rider.                                       permits a policy to be split into two
                                                                     individual permanent plans of life insurance
                                                                     then offered by us for exchange, one on the
                                                                     life of each insured, upon the occurrence of a
                                                                     divorce of the insureds or certain changes in
                                                                     federal estate tax law. (See "Federal Taxes")

                                                                o    Survivor Term Insurance Rider (STR): STR
                                                                     provides a level, term death benefit payable
                                                                     upon the death of the last surviving insured
                                                                     before the youngest insured's attained
                                                                     insurance age 100.
----------------------- --------------------------------------- -----------------------------------------------------

----------------------- --------------------------------------- -----------------------------------------------------
Minimum Initial         Your policy will not lapse (end         Minimum Initial Premium Period:  A period of time
Guarantee Period and    without value) if the Minimum Initial   during the early years of the policy when you may
Death Benefit           Premium Period or the DBG is in         choose to pay the minimum initial premium as long
Guarantee (DBG)         effect, even if the cash surrender      as the policy value minus indebtedness equals or
                        value is less than the amount needed    exceeds the monthly deduction.
                        to pay the monthly deduction.
                                                                Death Benefit Guarantee:  Each policy has the
                                                                following DBG option, which remain in effect if you
                                                                meet certain premium requirements and indebtedness
                                                                does not exceed the policy value minus surrender
                                                                charges:

                                                                o  Death Benefit Guarantee To Age 100 (DBG-100)
                                                                   guarantees the policy will not lapse before the
                                                                   youngest insured's attained insurance age 100.
----------------------- --------------------------------------- -----------------------------------------------------
Flexible Premiums       You choose when to pay premiums and     When you apply for your policy, you state how much
                        how much premium to pay.                you intend to pay and whether you will pay
                                                                quarterly, semiannually or annually. You may also
                                                                make additional, unscheduled premium payments
                                                                subject to certain limits. You cannot make premium
                                                                payments on or after the youngest insured's
                                                                attained insurance age 100. We may refuse premiums
                                                                in order to comply with the Code. Although you have
                                                                flexibility in paying premiums, the amount and
                                                                frequency of your payments will affect the policy
                                                                value, cash surrender value and the length of time
                                                                your policy will remain in force as well as affect
                                                                whether the DBG remains in effect.
----------------------- --------------------------------------- -----------------------------------------------------
Policy Value Credits    You may receive a credit to your        If you have met certain premium requirements, we
                        policy value beginning in the 2nd       currently credit the policy value on a pro rate
                        policy year.                            basis with an amount equal on an annual basis to
                                                                0.15% of the policy value. We reserve the right to
                                                                change the credit percentage.  No minimum credit is
                                                                guaranteed.  We reserve the right to calculate and
                                                                apply the policy value credit on a monthly,
                                                                quarterly, semi-annual or annual basis as we
                                                                determine.
----------------------- --------------------------------------- -----------------------------------------------------

----------------------- --------------------------------------- -----------------------------------------------------
Right to Examine Your   You may return your policy for any      You may mail or deliver the policy to our home
Policy ("Free Look")    reason and receive a full refund of     office or to your financial advisor with a written
                        all premiums paid.                      request for cancellation by the 20th day after you
                                                                receive it. On the date your request is postmarked
                                                                or received, the policy will immediately be
                                                                considered void from the start.

                                                                Under our current administrative practice, your
                                                                request to cancel the policy under the "Free Look"
                                                                provision will be honored if received at our home
                                                                office within 30 days from the latest of the
                                                                following dates:

                                                                    o    The date we mail the policy from our office

                                                                    o    The policy date (only if the policy is
                                                                         issued in force)

                                                                    o    The date your sales representative
                                                                         delivers the policy to you as evidenced by
                                                                         our policy delivery receipt, which you
                                                                         must sign and date.

                                                                We reserve the right to change or discontinue this
                                                                administrative practice at any time.
----------------------- --------------------------------------- -----------------------------------------------------
Exchange Right          For two years after the policy is       Because the policy itself offers a fixed return
                        issued, you can exchange it for one     option, all you need to do is transfer all of the
                        that provides benefits that do not      policy value in the subaccounts to the fixed
                        vary with the investment return of      account. This exchange does not require our
                        the subaccounts.                        underwriting approval. We do not issue a new
                                                                policy.
----------------------- --------------------------------------- -----------------------------------------------------
Investment Choices      You may direct your net premiums or     o    Under the Variable Account your policy's
                        transfer your policy's value to:             value may increase or decrease daily,
                                                                     depending on the investment return.  No
                        o    The Variable Account which              minimum amount is guaranteed.
                             consists of subaccounts, each of
                             which invests in a fund with a     o    The Fixed Account earns interest rates
                             particular investment objective;        that we adjust periodically. This rate will
                             or                                      never be lower than 4%.

                        o    The Fixed Account, which is
                             our general investment account.
----------------------- --------------------------------------- -----------------------------------------------------
Surrenders              You may cancel the policy while it is   The cash surrender value is the policy value minus
                        in force and receive its cash           indebtedness minus any applicable surrender
                        surrender value or take a partial       charges. Partial surrenders are available within
                        surrender out of your policy.           certain limits for a fee.
----------------------- --------------------------------------- -----------------------------------------------------
Loans                   You may borrow against your policy's    Your policy secures the loan.
                        cash surrender value.
----------------------- --------------------------------------- -----------------------------------------------------
Transfers               You may transfer your policy's value.   You may, at no charge, transfer policy value from
                                                                one subaccount to another or between subaccounts
                                                                and the fixed account. Certain restrictions may
                                                                apply to transfers. You can also arrange for
                                                                automated transfers among the fixed account and
                                                                subaccounts.
----------------------- --------------------------------------- -----------------------------------------------------

POLICY RISKS
--------------------------- ----------------------------------- -----------------------------------------------------
POLICY RISK                 WHAT IT MEANS                       WHAT CAN HAPPEN
--------------------------- ----------------------------------- -----------------------------------------------------
Investment Risk             You direct your net premiums or     o    You can lose cash values due to adverse
                            transfer your policy's value to a        investment experience. No minimum amount is
                            subaccount that drops in value.          guaranteed under the subaccounts of the
                                                                     variable account.

                                                                o    Your death benefit under Option 2 may be
                                                                     lower due to adverse investment experience.

                                                                o    Your policy could lapse due to adverse
                                                                     investment experience if neither the Minimum
                                                                     Initial Guarantee Period nor the DBG is in
                                                                     effect and you do not pay premium needed to
                                                                     maintain coverage.
                            You transfer your policy's value    o    The value of the subaccount from which you
                            between subaccounts.                     transferred could increase while the value of
                                                                     the subaccount to which you transferred could
                                                                     decrease.
--------------------------- ----------------------------------- -----------------------------------------------------
Risk of Limited Policy      The policy is not suitable as a     o    If you are unable to afford the premiums
Values in Early Years       short-term investment.                   needed to keep the policy in force for a long
                                                                     period of time, your policy could lapse with
                                                                     no value.

                            Your policy has little or no cash   o    Surrender charges apply to this policy for
                            surrender value in the early             the first 15 policy years. Surrender charges
                            policy years.                            can significantly reduce policy value. Poor
                                                                     investment performance can also significantly
                                                                     reduce policy values. During early policy
                                                                     years the cash surrender value may be less
                            Your ability to take partial             than the premiums you pay for the policy.
                            surrenders is limited.
                                                                o    You cannot take partial surrenders during
                                                                     the first policy year.
--------------------------- ----------------------------------- -----------------------------------------------------

--------------------------- ----------------------------------- -----------------------------------------------------
Lapse Risk                  You do not pay the premiums         o    We will not pay a death benefit if your
                            needed to maintain coverage.             policy lapses.

                            Your policy may lapse due to        o    Surrender charges affect the surrender
                            surrender charges.                       value, which is a measure we use to determine
                                                                     whether your contract will enter a grace
                                                                     period (and possibly lapse).  A partial
                                                                     surrender will reduce the policy value, death
                            You take a loan against your             benefit and may terminate the DBG.
                            policy.
                                                                o    Taking a loan increases the risk that your
                                                                     policy will lapse, will have a permanent
                                                                     effect on the policy value, will reduce the
                                                                     death benefit and may terminate the DBG.

                            Your policy can lapse due to poor   o    Your policy could lapse due to adverse
                            investment performance.                  investment experience if neither the Minimum
                                                                     Initial Premium Period nor the DBG is in
                                                                     effect and you do not pay premium needed to
                                                                     maintain coverage
--------------------------- ----------------------------------- -----------------------------------------------------
Exchange / Replacement      You drop another policy to buy      o    You may pay surrender charges on the
Risk                        this one.                                policy you drop.

                                                                o    This policy has surrender charges, which
                                                                     may extend beyond those in the policy you drop.

                                                                o    You will be subject to new
                                                                     incontestability and suicide periods.

                                                                o    You may be in a higher insurance
                                                                     risk-rating category now and you may pay
                                                                     higher premiums.

                                                                o    If you borrow from another policy to buy
                                                                     this one, the loan reduces the death benefit
                            You use cash values or dividends         on the other policy.  If you fail to repay the
                            from another policy to buy this          loan and accrued interest, you could lose the
                            one.                                     other coverage and you may be subject to
                                                                     income tax if the policy ends with a loan
                                                                     against it.

                                                                o    The exchange may have adverse tax
                                                                     consequences.
--------------------------- ----------------------------------- -----------------------------------------------------

--------------------------- ----------------------------------- -----------------------------------------------------
Tax Risk                    Congress may change current tax     o    You could lose any or all of the specific
                            law at any time.                         federal income tax attributes and benefits of
                                                                     a life insurance policy including tax-deferred
                            The Internal Revenue Service             accrual of cash values and income tax free
                            (IRS) may change how it                  death benefits.
                            interprets tax law.
                            The policy fails to qualify as      o    Increases in cash value are taxable as
                            life insurance for federal income        ordinary income.  Your beneficiary may have to
                            tax purposes.                            pay income tax on part of the death benefit.


                            Certain changes you make to the     o    Cash values taken from or assigned under a
                            policy may cause it to become a          modified endowment contract before the owner's
                            "modified endowment contract" for        age 59 1/2 will be subject to a 10% penalty tax
                            federal income tax purposes.             in most cases.
                            The IRS determines that you, not    o    You may be taxed on the income of each
                            the Variable Account, are the            subaccount to the extent of your investment.
                            owner of the fund shares held by
                            our Variable Account.               o    The tax-deferred accrual of cash values
                                                                     provided by the policy is unnecessary because
                            You buy this policy to fund a            tax deferral is provided by the tax-deferred
                            tax-deferred retirement plan.            retirement plan.
--------------------------- ----------------------------------- -----------------------------------------------------


Variable life insurance is complex. Before you invest, be sure to ask your sales representative about the policy's features, benefits, risks and fees, and whether it is appropriate for you based upon your financial situation and objectives. Your sales representative may be authorized to offer you several different variable life insurance policies in addition to those described in this prospectus. Each policy has different features or benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the policy. The different features and benefits may include investment and fund manager options, variations in interest rate amounts and guarantees and surrender charge schedules. The fees and charges may also be different among the policies. Be sure to ask your sales representative about all the options that are available to you.

FUND RISKS

A comprehensive discussion of the risks of each portfolio in which the subaccounts invest may be found in each fund's prospectus. Please refer to the prospectuses for the funds for more information. The investment managers and advisers cannot guarantee that the funds will meet their investment objectives.



The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy or transfer cash value between investment options.

TRANSACTION FEES
-------------------------- ----------------------------------- -----------------------------------------------------
CHARGE                     WHEN CHARGE IS DEDUCTED                               AMOUNT DEDUCTED
-------------------------- ----------------------------------- -----------------------------------------------------
Premium Expense Charge     When you pay premium.               3.5% of each premium payment.
-------------------------- ----------------------------------- -----------------------------------------------------
Surrender Charge*          When you surrender your policy      Rate per $1,000 of the initial specified amount:
                           for its full cash surrender
                           value, or the policy lapses,        Minimum: $1.81 - Female,  Standard Nonsmoker, Age
                           during the first 15 policy years.   15; Male, Nonsmoker, Age 90; Duration 1

                                                               Maximum: $: $34.51 - Female, Nonsmoker, Age 70;
                                                               Male, Nonsmoker, Age 70

                                                               Representative Insureds: $18.69 - Male, Standard
                                                               Nonsmoker, Age 55; Female, Preferred, Nonsmoker,
                                                               Age 55
-------------------------- ----------------------------------- -----------------------------------------------------
Partial Surrender Charge   When you surrender part of the      The lesser of:
                           value of your policy.
                                                               o    $25; or

                                                               o    2% of the amount surrendered.
-------------------------- ----------------------------------- -----------------------------------------------------
Transfer Charge            If we impose a limit of five        Maximum: Up to $25 per transfer in excess of five.
                           transfers per year by mail or
                           phone per policy year.              Current: No charge.
-------------------------- ----------------------------------- -----------------------------------------------------
Fees for express mail      When we pay policy proceeds by      o    $15 - United States
and wire transfers of      express mail or wire transfer.
loan payments and                                              o    $30 - International
surrenders
-------------------------- ----------------------------------- -----------------------------------------------------

* This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or IDS Life of New York at the address or phone number shown on the first page of this prospectus.


The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including fund fees and expenses.


CHARGES OTHER THAN FUND OPERATING EXPENSES
-------------------------- ----------------------------------- -----------------------------------------------------
CHARGE                     WHEN CHARGE IS DEDUCTED                               AMOUNT DEDUCTED
-------------------------- ----------------------------------- -----------------------------------------------------
Cost of Insurance          Monthly.                            Monthly rate per $1,000 of net amount at risk:
Charges+
                                                               Minimum: $0.00006 - Female, Standard, Age 15;
                                                               Female, Standard, Age 15; Duration 1

                                                               Maximum: $83.33 - Male, Smoker, Age 85;
                                                               Male, Smoker, Age 90; Duration 15

                                                               Representative Insureds: $0.0044 - Male, Standard
                                                               Nonsmoker, Age 55; Female, Preferred, Nonsmoker,
                                                               Age 55; Duration 1
-------------------------- ----------------------------------- -----------------------------------------------------

-------------------------- ----------------------------------- -----------------------------------------------------
Policy Fee                 Monthly.                            Maximum:

                                                                   o    $20 per month for first 10 policy years;
                                                                        and

                                                                   o    $7.50 per month for policy years 11+.

                                                               Current:

                                                                   o    $20 per month for the first 10 policy
                                                                        years.
-------------------------- ----------------------------------- -----------------------------------------------------
Administrative Charge+     Monthly.                            Monthly rate per $1,000 of initial specified amount:

                                                               Maximum:

                                                               o    Years 1-10        $0.07

                                                               o    Years 11+         $0.02

                                                               Representative Insured:

                                                               Current:

                                                                            Youngest Insured's Age
                                                               Per $1,000 of initial specified amount per month
                                                                              15-39           40-59            60+
                                                               Years 1-10      $.04            $.05            $.06
                                                               Years 11+      $0.00           $0.00           $0.00
-------------------------- ----------------------------------- -----------------------------------------------------
Mortality and Expense      Daily.                              Maxiumum:
Risk Charge
                                                                  o    0.90% of the average daily net asset value
                                                                        of the subaccounts for all policy years.

                                                               Current:

                                                                   o    0.90% of the average daily net asset value
                                                                        of the subaccounts for policy years 1-10;
                                                                        and

                                                                   o    0.45% of the average daily net asset value
                                                                        of the subaccounts for policy years 11+.
-------------------------- ----------------------------------- -----------------------------------------------------
Interest Rate on Loans     Charged daily and due at the end    Maximum: 4-6% per year.
                           of the policy year
                                                               Current:

                                                               o    6% for policy years 1-10;

                                                               o    4% for policy years 11+.
-------------------------- ----------------------------------- -----------------------------------------------------

-------------------------- ----------------------------------- -----------------------------------------------------
Four-Year Term Insurance   Monthly.                            Monthly rate per $1,000 of the cost of insurance
Rider (FYT)+**                                                 amount:

                                                               Minimum: $0.00006 - Female, Standard, Age 15;
                                                               Female, Standard, Age 15; Duration 1

                                                               Maximum: $18.51 - Male, Smoker, Age 85;
                                                               Male, Smoker, Age 90; Duration 4

                                                               Representative Insureds: $0.0044 - Male, Standard
                                                               Nonsmoker, Age 55; Female, Preferred,
                                                               Nonsmoker, Age 55; Duration 1
-------------------------- ----------------------------------- -----------------------------------------------------
Policy Split Option        Monthly.                            Monthly rate is $.06 per $1,000 of the current base
Rider (PSO)                                                    policy specified amount plus the STR specified
                                                               amount:
-------------------------- ----------------------------------- -----------------------------------------------------
Survivor Term Rider        Monthly.                            Monthly rate per $1,000 of the cost of insurance
(STR) +***                                                     amount:

                                                               Minimum: $0.00006 - Female, Standard Nonsmoker, Age
                                                               15; Female, Standard Nonsmoker, Age 15; Duration 1

                                                               Maximum: $83.33 - Male, Smoker, Age 75;
                                                               Male, Smoker, Age 75; Duration 25

                                                               Representative Insureds: $0.0044 - Male, Standard
                                                               Nonsmoker, Age 55; Female, Preferred,
                                                               Nonsmoker, Age 55; Duration 1
-------------------------- ----------------------------------- -----------------------------------------------------

+ This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or IDS Life of New York at the address or phone number shown on the first page of this prospectus.

** This rider will terminate if one of the following circumstances occurs: (1) four year-policy anniversary date shown in the policy; or (2) if the PSO rider is exercised.

*** The specified amount of this rider can be decreased once per year after the first year, but not below $1,000. If the policy includes a PSO rider, the STR rider will also be split and carried over to new policies.


ANNUAL OPERATING EXPENSES OF THE FUNDS

The next two tables describe the operating expenses of the funds. The first item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the policy. The second table shows the actual fees and expenses charged by each fund for the end of the last fiscal year. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.

------------------------------------------- ---------------- -------------------
Total Annual Fund Operating Expenses             MINIMUM          MAXIMUM
(including management fees, distribution
and/or service (12b-1) fees and other
expenses):
------------------------------------------- ---------------- -------------------
Before fee waivers and/or expense
reimbursements
------------------------------------------- ---------------- -------------------
After fee waivers and/or expense
reimbursements
------------------------------------------- ---------------- -------------------

Annual operating expenses of the funds as a percentage of average daily net assets)
                                                 Management        12b-1       Other      Gross total annual
                                                     fees           fees      expenses         expenses
 AXP(R) Variable Portfolio -

      Blue Chip Advantage Fund                        %              %             %             %
      Bond Fund
      Capital Resource Fund
      Cash Management Fund
      Diversified Equity Income Fund
      Emerging Markets Fund
      Equity Select Fund
      Extra Income Fund
      Federal Income Fund
      Global Bond Fund
      Growth Fund
      International Fund
      Managed Fund
      New Dimensions Fund(R)
      Partners Small Cap Value Fund
      S&P 500 Index Fund
      Small Cap Advantage Fund
      Stock Fund
      Strategy Aggressive Fund
 AIM V.I.
      Capital Appreciation Fund, Series II Shares
      Capital Development Fund, Series II Shares
 Alliance VP
      AllianceBernstein International Value Portfolio (Class B)
      Growth and Income Portfolio (Class B)

 American Century(R) Variable Portfolios, Inc.
      VP International, Class II
      VP Value, Class II
 Calvert Variable Series, Inc.
      Social Balanced Portfolio
 Evergreen VA
      Capital Growth Fund, Class L Shares
 Fidelity(R) VIP
      Growth & Income Portfolio Service Class 2
      Mid Cap Portfolio Service Class 2
      Overseas Portfolio Service Class 2
 FTVIPT
      Franklin Real Estate Fund - Class 2
      Franklin Small Cap Value Securities Fund - Class 2
      Mutual Shares Securities Fund - Class 2

 Goldman Sachs VIT
      CORE(SM) U.S. Equity Fund
      Mid Cap Value Fund
 INVESCO VIF
      Dynamics Fund
      Financial Services Fund
      Technology Fund
      Telecommunications Fund
 Janus Aspen Series
      Global Technology Portfolio: Service Shares
      International Growth Portfolio: Service Shares
 Lazard Retirement Series
      International Equity Portfolio
 MFS(R)
      Investors Growth Stock Series - Service Class
      New Discovery Series - Service Class
      Utilities Series - Service Class
 Pioneer VCT
      Pioneer Equity Income VCT Portfolio - Class II Shares
      Pioneer Europe VCT Portfolio - Class II Shares
 Putnam Variable Trust
      Putnam VT Health Sciences Fund - Class IB Shares
      Putnam VT International Growth Fund - Class IB Shares
      Putnam VT Vista Fund - Class IB Shares

 Strong Funds
      Strong Opportunity Fund II - Advisor Class
 Wanger
      International Small Cap
      U.S. Smaller Companies

 Wells Fargo VT
      Asset Allocation Fund
      International Equity Fund
      Small Cap Growth Fund


IDS Life of New York has entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to these funds.


Loads, Fees and Charges


Policy charges compensate us for:


o    providing the insurance benefits of the policy;

o    issuing the policy;

o    administering the policy;

o    assuming certain risks in connection with the policy; and

o    distributing the policy.


We deduct some of these charges from your premium payments. We deduct others periodically from your policy value in the fixed account and/or subaccounts. We may also assess a charge if you surrender your policy or the policy lapses.


PREMIUM EXPENSE CHARGE


We deduct this charge from each premium payment. We credit the amount remaining after the deduction, called the net premium, to the account(s) you have selected. The premium expense charge is 3.5% of each premium payment. It partially compensates us for expenses of distributing the policy, including agents' commissions, advertising and printing of prospectuses and sales literature. (The surrender charge, discussed under "Surrender Charge," below also may partially compensate these expenses.) It also compensates us for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies. All policies in all states are charged the same premium expense charge even though state premium taxes vary.


MONTHLY DEDUCTION

On each monthly date we deduct from the value of your policy in the fixed account and/or subaccounts an amount equal to the sum of:

1. the cost of insurance for the policy month;

2. the policy fee shown in your policy;


3. the administrative charge shown in your policy; and

4. charges for any optional insurance benefits provided by rider for the policy month.

We explain each of the four components below.

You specify, in your policy application, what percentage of the monthly deduction from 0% to 100% will be taken from the fixed account and from each of the subaccounts. You may change these percentages for future monthly deductions by written request.

We will take monthly deductions from the fixed account and the subaccounts on a pro rata basis if:


o you do not specify the accounts from which the monthly deduction is to be taken; or


o the value in the fixed account or any subaccount is insufficient to pay the portion of the monthly deduction you have specified.


If the cash surrender value of your policy is not enough to pay the monthly deduction on a monthly anniversary, the policy may lapse. However, the policy will not lapse if the DBG-100 or the minimum initial premium period is in effect. (See "Death Benefit Guarantee to Age 100," "Minimum Initial Premium Period;" also "Grace Period" and "Reinstatement.")


Components of the monthly deduction:


1. Cost of insurance: the cost providing the death benefit under your policy.

The cost of insurance for a policy month is calculated as: [a x (b - c)]


where:


(a) is the monthly cost of insurance rate based on each insured's insurance age, duration of coverage, sex and risk classification. Generally, the cost of insurance rate will increase as the attained insurance age of each insured increases.

We set the rates based on our expectations as to future mortality experience. We may change the rates from time to time; any change will apply to all individuals of the same risk classification. However, rates will not exceed the Guaranteed Annual Maximum Cost of Insurance Rates shown in your policy, which are based on the 1980 Commissioners Standard Ordinary Smoker or Nonsmoker, Male or Female, Mortality Tables, Age Last Birthday.

(b) is the death benefit on the monthly date divided by 1.0032737 (which reduces our net amount at risk, solely for computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4%);

(c) is the policy value on the monthly date. At this point, the policy value has been reduced by the policy fee, the administrative charge, and any charges for optional riders;

2. Policy fee: $20 per month for the first ten policy years. This charge reimburses us for expenses of issuing the policy, such as processing the application (primarily underwriting) and setting up computer records; and of administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners. We do not expect to make any profit on this charge. We reserve the right to change the charge in the future, but guarantee that it will never exceed $20 per month in the first ten policy years and $7.50 per month thereafter.

3. Administrative charge: The monthly charge varies depending on the youngest insured's insurance age. For insurance ages 15-39, the rate is $0.04 per $1,000 of the policy's initial specified amount, for insurance ages 40-59, the rate is $0.05 and for insurance ages 60 and over, the rate is $0.06. This charge reimburses us for expenses of issuing the policy and partially compensates us for expenses of distributing and administration of the policy. We reserve the right to change the charge in the future, but guarantee that it will never exceed $0.07 per $1,000 of the policy's initial specified amount for the first ten years and $.02 per $1,000 of the policy's initial specified amount thereafter.

4. Optional insurance benefit charges: charges for any optional benefits added to the policy by rider. (See "Optional Insurance Benefits.")


SURRENDER CHARGE

If you surrender your policy or the policy lapses during the first 15 policy years, we will assess a surrender charge.

The surrender charge reimburses us for costs of issuing the policy, such as processing the application (primarily underwriting) and setting up computer records. It also partially pays for commissions, advertising and printing the prospectus and sales literature.

The maximum surrender charge for the initial specified amount is shown in your policy. It is based on the insureds' insurance ages, risk classifications and initial specified amount. The maximum surrender charge will remain level during the first five policy years and then decreases monthly until it is zero at the end of 15 policy years.

The following table illustrates the maximum surrender charge for two insureds: male, insurance age 55 qualifying for standard nonsmoker rates and female, insurance age 55, qualifying for preferred nonsmoker rates. We assume the specified amount to be $950,000, with a premium of $17,000.

                       Lapse or surrender
                      at beginning of year           Maximum Surrender charge
                               1                             $17,760.11
                               2                              17,760.11
                               3                              17,760.11
                               4                              17,760.11
                               5                              17,760.11
                               6                              17,760.11
                               7                              15,984.09
                               8                              14,208.08
                               9                              12,432.11
                              10                              10,656.06
                              11                               8,880.06
                              12                               7,104.04
                              13                               5,328.03
                              14                               3,552.02
                              15                               1,776.01
                              16                                   0

The maximum surrender charge is the number of thousands of dollars of initial specified amount multiplied by a rate based on the youngest insured's issue age multiplied by a rate based on the oldest insured's issue age. Both rates are based on risk classifications of the insureds (i.e., standard or nonsmoker). In the example above, the initial specified amount is $950,000 and the insureds are male, insurance age 55, qualifying for standard rates and a female, insurance age 55, qualifying for preferred nonsmoker rates, the youngest insured's rate is $21.0979 and the oldest insured's rate is $0.8861. The maximum surrender charge is $950 multiplied by $21.0979 multiplied by $0.8861,which equals $17,760.11.

From the beginning of year six to the end of year 15, the amounts shown decrease on a monthly basis.


PARTIAL SURRENDER CHARGE


If you surrender part of the value of your policy, we will charge you $25 (or 2% of the amount surrendered, if less.) We guarantee that this fee will not increase for the duration of your policy.


MORTALITY AND EXPENSE RISK CHARGE


This charge applies only to the subaccounts and not to the fixed account. It is equal, on an annual basis, to 0.9% of the average daily net asset value of the subaccounts for the first ten policy years and 0.45% thereafter. We reserve the right to charge up to 0.9% for all policy years. Computed daily, the charge compensates us for:


o Mortality risk -- the risk that the cost of insurance charge will be insufficient to meet actual claims.

o Expense risk -- the risk that the policy fee and the surrender charge (described above) may be insufficient to cover the cost of administering the policy.


Any profit from the mortality and expense risk charge would be available to our company for any proper corporate purpose including, among others, payment of sales and distribution expenses, which we do not expect to be covered by the premium expense charge and surrender charges discussed earlier. Any further deficit will have to be made up from our general assets.


TRANSFER CHARGE


We reserve the right to limit transfers by mail or phone to five per policy year. If we allow more than five transfers by mail or phone per policy year, we also reserve the right to access a fee for each transfer in excess of five made by mail or phone. We guarantee that this fee will not exceed $25 per transfer for the duration of your policy.


ANNUAL OPERATING EXPENSES OF THE FUNDS

Any applicable management fees, 12b-1 fees and other expenses of the funds are deducted from, and paid out of, the assets of the funds as described in each fund's prospectus.

EFFECT OF LOADS, FEES AND CHARGES

Your death benefits, policy values and cash surrender values may fluctuate due to an increase or decrease in the following charges:

     o    cost of insurance charges;


     o    administrative charges;


     o    surrender charges;

     o    cost of optional insurance benefits;

     o    policy fees;

     o    mortality and expense risk charges; and

     o annual operating expenses of the funds, including management fees, 12b-1 fees and other expenses.

In addition, your death benefits, policy values and cash surrender values may change daily as a result of the investment experience of the subaccounts.

OTHER INFORMATION ON CHARGES

We may reduce or eliminate various fees and charges on a basis that is fair and reasonable and applies to all policy owners in the same class. We may do this for example when we incur lower sales costs and/or perform fewer administrative services than usual.


IDS Life of New York

We are a stock life insurance company organized under the laws of the State of New York in 1972. Our address is 20 Madison Avenue Extension, Albany, NY 12203.

We conduct a conventional life insurance business in the State of New York. Our affiliate, IDS Life Insurance Company (IDS Life), has been in the variable annuity business since 1968 and have sold a number of different variable annuity contracts and variable life insurance policies, utilizing other separate accounts, unit investment trusts and mutual funds.


The Variable Account


The variable account consists of a number of subaccounts, each of which invests in shares of a particular fund. This registration does not involve any SEC supervision of the account's management or investment practices or policies. Income, gains and losses of each subaccount are credited to or charged against the assets of that subaccount alone. Therefore, the investment performance of each subaccount is independent of the investment performance of our company assets. We will not charge a subaccount with the liabilities of any other subaccount or with the liabilities of any other business we conduct. We are obligated to pay all amounts promised to you under the policies.


The Funds


You can direct your premiums to any or all of the subaccounts of the variable account that invest in shares of the following funds:

---------------- ------------------------ ---------------------------------------------- --------------------------------
Subaccount       Investing In             Investment Objectives and Policies             Investment Adviser
---------------- ------------------------ ---------------------------------------------- --------------------------------
YBC              AXP(R) Variable          Objective: long-term total return exceeding    American Express Financial
                 Portfolio -  Blue Chip   that of the U.S. stock market. Invests         Corporation (AEFC)
                 Advantage Fund           primarily in blue chip stocks. Blue chip
                                          stocks are issued by companies with a
                                          market capitalization of at least $1
                                          billion, an established management, a
                                          history of consistent earnings and a
                                          leading position within their
                                          respective industries.
---------------- ------------------------ ---------------------------------------------- --------------------------------
YBD              AXP(R) Variable          Objective: high level of current income        AEFC
                 Portfolio - Bond Fund    while conserving the value of the investment
                                          and continuing a high level of income for
                                          the longest time period. Invests primarily
                                          in bonds and other debt obligations.
---------------- ------------------------ ---------------------------------------------- --------------------------------

---------------- ------------------------ ---------------------------------------------- --------------------------------
YCR              AXP(R) Variable          Objective: capital appreciation. Invests       AEFC
                 Portfolio - Capital      primarily in U.S. common stocks and other
                 Resource Fund            securities convertible into common stocks.
---------------- ------------------------ ---------------------------------------------- --------------------------------
YCM              AXP(R) Variable          Objective: maximum current income consistent   AEFC
                 Portfolio -  Cash        with liquidity and stability of principal.
                 Management Fund          Invests primarily in money market securities.
---------------- ------------------------ ---------------------------------------------- --------------------------------
YDE              AXP(R) Variable          Objective: a high level of current income      AEFC
                 Portfolio -              and, as a secondary goal, steady growth of
                 Diversified Equity       capital. Invests primarily in
                 Income Fund              dividend-paying common and preferred stocks.
---------------- ------------------------ ---------------------------------------------- --------------------------------
YEM              AXP(R) Variable          Objective: long-term capital growth. Invests   AEFC; American Express Asset
                 Portfolio - Emerging     primarily in equity securities of companies    Management International,
                 Markets Fund             in emerging market countries.                  Inc.,  a wholly-owned
                                                                                         subsidiary of AEFC, is the
                                                                                         sub-adviser.
---------------- ------------------------ ---------------------------------------------- --------------------------------
YES              AXP(R) Variable          Objective: growth of capital. Invests          AEFC
                 Portfolio - Equity       primarily in equity securities of
                 Select Fund              medium-sized companies.
---------------- ------------------------ ---------------------------------------------- --------------------------------
YEX              AXP(R) Variable          Objective: high current income, with capital   AEFC
                 Portfolio - Extra        growth as a secondary objective. Invests
                 Income Fund              primarily in high-yielding, high-risk
                                          corporate bonds (junk bonds) issued by U.S.
                                          and foreign companies and governments.
---------------- ------------------------ ---------------------------------------------- --------------------------------
YFI              AXP(R) Variable          Objective: a high level of current income      AEFC
                 Portfolio - Federal      and safety of principal consistent with an
                 Income Fund              investment in U.S. government and government
                                          agency securities. Invests primarily in debt
                                          obligations issued or guaranteed as to
                                          principal and interest by the U.S.
                                          government, its agencies or
                                          instrumentalities.
---------------- ------------------------ ---------------------------------------------- --------------------------------
YGB              AXP(R) Variable          Objective: high total return through income    AEFC
                 Portfolio - Global       and growth of capital. Non-diversified fund
                 Bond Fund                that invests primarily in debt obligations
                                          of U.S. and foreign issuers.
---------------- ------------------------ ---------------------------------------------- --------------------------------
YGR              AXP(R) Variable          Objective: long-term capital growth. Invests   AEFC
                 Portfolio - Growth Fund  primarily in common stocks and securities convertible into common stocks that appear
                                          to offer growth opportunities.
---------------- ------------------------ ---------------------------------------------- --------------------------------
YIE              AXP(R) Variable          Objective: capital appreciation. Invests       AEFC; American Express Asset
                 Portfolio -              primarily in common stocks or convertible      Management International,
                 International Fund       securities of foreign issuers that offer       Inc., a wholly-owned
                                          strong growth potential.                       subsidiary of AEFC, is the
                                                                                         sub-adviser.
---------------- ------------------------ ---------------------------------------------- --------------------------------
YMF              AXP(R) Variable          Objective: maximum total investment return     AEFC
                 Portfolio - Managed      through a combination of capital growth and
                 Fund                     current income. Invests primarily in a
                                          combination of common and preferred
                                          stocks, convertible securities, bonds
                                          and other debt securities.
---------------- ------------------------ ---------------------------------------------- --------------------------------

---------------- ------------------------ ---------------------------------------------- --------------------------------
YND              AXP(R) Variable          Objective: long-term growth of capital.        AEFC
                 Portfolio -  New         Invests primarily in common stocks showing
                 Dimensions Fund(R)       potential for significant growth.
---------------- ------------------------ ---------------------------------------------- --------------------------------
YPS              AXP(R) Variable          Objective: long term capital appreciation.     AEFC;  Royce & Associates,
                 Portfolio - Partners     Non-diversified fund that invests primarily    LLC, Third Avenue Management
                 Small Cap  Value Fund    in equity securities.                          LLC and National City
                                                                                         Investment Management Company,
                                                                                         sub-advisers.
---------------- ------------------------ ---------------------------------------------- --------------------------------
YIV              AXP(R) Variable          Objective: long-term capital appreciation.     AEFC
                 Portfolio -  S&P 500     Non-diversified fund that invests primarily
                 Index Fund               in securities that are expected to provide
                                          investment results that correspond to the
                                          performance of the S&P 500 Index.
---------------- ------------------------ ---------------------------------------------- --------------------------------
YSM              AXP(R) Variable          Objective: long-term capital growth. Invests   AEFC;  Kenwood Capital
                 Portfolio - Small Cap    primarily in equity stocks of small            Management LLC, sub-adviser.
                 Advantage Fund           companies that are often included in the
                                          Russell 2000 Index and/or have market
                                          capitalization under $2 billion.
---------------- ------------------------ ---------------------------------------------- --------------------------------
YST              AXP(R) Variable          Objective: current income and growth of        AEFC
                 Portfolio - Stock Fund   capital. Invests primarily in common stocks
                                          and securities convertible into common stock.
---------------- ------------------------ ---------------------------------------------- --------------------------------
YSA              AXP(R) Variable          Objective: capital appreciation. Invests       AEFC
                 Portfolio - Strategy     primarily in equity securities of growth
                 Aggressive Fund          companies.
---------------- ------------------------ ---------------------------------------------- --------------------------------
YAC              AIM V.I. Capital         Objective: growth of capital. Invests          A I M Advisors, Inc.
                 Appreciation Fund,       principally in common stocks of companies
                 Series II Shares         likely to benefit from new or innovative
                                          products, services or processes as
                                          well as those with above-average
                                          long-term growth and excellent
                                          prospects for future growth.
---------------- ------------------------ ---------------------------------------------- --------------------------------
YAD              AIM V.I. Capital         Objective: long term growth of capital.        A I M Advisors, Inc.
                 Development Fund,        Invests primarily in securities (including
                 Series II Shares         common stocks, convertible securities and
                                          bonds) of small- and medium-sized
                                          companies.
---------------- ------------------------ ---------------------------------------------- --------------------------------
YAB              Alliance VP              Objective: long-term growth of capital.        Alliance Capital  Management,
                 AllianceBernstein        Invests primarily in a diversified portfolio   L.P.
                 International Value      of foreign equity securities.
                 Portfolio (Class B)
---------------- ------------------------ ---------------------------------------------- --------------------------------
YAL              Alliance VP Growth and   Objective: reasonable current income and       Alliance Capital  Management,
                 Income Portfolio         reasonable appreciation. Invests primarily     L.P.
                 (Class B)                in dividend-paying common stocks of good
                                          quality.
---------------- ------------------------ ---------------------------------------------- --------------------------------
YAI              American Century(R)      Objective: long term capital growth. Invests   American Century Investment
                 VP International,        primarily in stocks of growing foreign         Management, Inc.
                 Class II                 companies in developed countries.
---------------- ------------------------ ---------------------------------------------- --------------------------------

---------------- ------------------------ ---------------------------------------------- --------------------------------
YAV              American Century(R)      Objective: long-term capital growth, with      American Century Investment
                 VP Value, Class II       income as a secondary objective. Invests       Management, Inc.
                                          primarily in stocks of companies that
                                          management believes to be undervalued at the
                                          time of purchase.
---------------- ------------------------ ---------------------------------------------- --------------------------------
YSB              Calvert Variable         Objective: income and capital growth.          Calvert Asset Management
                 Series, Inc. Social      Invests primarily in stocks, bonds and money   Company, Inc. (CAMCO),
                 Balanced Portfolio       market instruments which offer income and      investment adviser. SSgA Funds
                                          capital growth opportunity and which satisfy   Management, Inc. and Brown
                                          the investment and social criteria.            Capital Management are the
                                                                                         investment subadvisers.
---------------- ------------------------ ---------------------------------------------- --------------------------------
YCG              Evergreen VA Capital     Objective: long-term capital growth. The       Evergreen Investment
                 Growth Fund, Class L     fund seeks to achieve its goal by investing    Management Company, LLC.
                 Shares                   primarily in common stocks of large U.S.       Pilgrim Baxter Value
                                          companies, which the portfolio managers        Investors, Inc. is the
                                          believe have  the potential for capital        sub-investment adviser.
                                          growth over the intermediate- and long-term.
---------------- ------------------------ ---------------------------------------------- --------------------------------
YFG              Fidelity(R) VIP Growth   Strategy: high total return through a          Fidelity Management & Research
                 & Income Portfolio       combination of current income and capital      Company (FMR), investment
                 Service Class 2          appreciation. Normally invests a majority of   manager; FMR U.K. and FMR Far
                                          assets in common stocks with a focus on        East, sub-investment advisers.
                                          those that pay current dividends and show
                                          potential for capital appreciation.
---------------- ------------------------ ---------------------------------------------- --------------------------------
YFM              Fidelity(R) VIP Mid      Strategy: long-term growth of capital.         FMR; FMR U.K. and FMR Far East,
                 Cap Portfolio Service    Normally invests at least 80% of assets in     sub-investment advisers.
                 Class 2                  companies with medium market capitalization
                                          common stocks.
---------------- ------------------------ ---------------------------------------------- --------------------------------
YFO              Fidelity(R) VIP          Strategy: long-term growth of capital.         FMR;  FMR U.K., FMR Far East,
                 Overseas Portfolio       Invests primarily in common stocks of          Fidelity International
                 Service Class 2          foreign securities.                            Investment Advisors (FIIA) and
                                                                                         FIIA U.K., sub-investment
                                                                                         advisers.
---------------- ------------------------ ---------------------------------------------- --------------------------------
YRE              FTVIPT Franklin Real     Objective: capital appreciation with a         Franklin Advisers, Inc.
                 Estate Fund - Class 2    secondary goal to earn current income.
                                          Invests at least 80% of its net assets
                                          in investments of companies operating
                                          in the real estate industry. The Fund
                                          invests primarily in equity real
                                          estate investment trusts (REITs).
---------------- ------------------------ ---------------------------------------------- --------------------------------
YSV              FTVIPT Franklin Small    Objective: long-term total return. Invests     Franklin Advisory Services, LLC
                 Cap Value Securities     at least 80% of its net assets in
                 Fund -  Class 2          investments of small capitalization
                                          companies. For this Fund, small
                                          capitalization companies are those that have
                                          a market cap not exceeding $2.5 billion, at
                                          the time of purchase. Invests primarily in
                                          equity securities of companies manager
                                          believes are selling substantially
                                          below the underlying value of their
                                          assets or their private market value.
---------------- ------------------------ ---------------------------------------------- --------------------------------

---------------- ------------------------ ---------------------------------------------- --------------------------------
YMS              FTVIPT Mutual Shares     Objective: capital appreciation with income    Franklin Mutual Advisers, LLC
                 Securities Fund -        as a secondary goal. Invests primarily in
                 Class 2                  equity securities of companies that the
                                          manager believes are available at
                                          market prices less than their value
                                          based on certain recognized or
                                          objective criteria (intrinsic value).
---------------- ------------------------ ---------------------------------------------- --------------------------------
YUE              Goldman Sachs VIT        Objective: seeks long-term growth of capital   Goldman Sachs Asset Management
                 CORE(SM) U.S. Equity     and dividend income. Invests, under normal
                 Fund                     circumstances, at least 90% of its
                                          total assets (not including securities
                                          lending collateral and any investment
                                          of that collateral) measured at time
                                          of purchase, in a broadly diversified
                                          portfolio of large-cap and blue chip
                                          equity investments representing all
                                          major sectors of the U.S. economy.
---------------- ------------------------ ---------------------------------------------- --------------------------------
YMC              Goldman Sachs VIT Mid    Objective: seeks long-term capital             Goldman Sachs Asset Management
                 Cap Value Fund           appreciation. Invests, under normal
                                          circumstances, at least 80% of its net
                                          assets plus any borrowing for
                                          investment purposes (measured at time
                                          of purchase) in a diversified
                                          portfolio of equity investments in
                                          mid-capitalization issuers within the
                                          range of the market capitalization of
                                          companies constituting the Russell
                                          Midcap Value index at the time of
                                          investment.
---------------- ------------------------ ---------------------------------------------- --------------------------------
YID              INVESCO VIF -            Objective: long-term growth of capital.        INVESCO Funds Group, Inc.
                 Dynamics Fund            Invests primarily in common stocks of
                                          mid-sized companies - companies
                                          included in the Russell Mid-Cap Growth
                                          Index at the time of purchase, or if
                                          not included in that Index, those with
                                          market capitalizations between $2.5
                                          billion and $15 billion at the time of
                                          purchase. The Fund also has the
                                          flexibility to invest in other types
                                          of securities, including preferred
                                          stocks, convertible securities and
                                          bonds.
---------------- ------------------------ ---------------------------------------------- --------------------------------
YFS              INVESCO VIF -            Objective: long-term growth of capital.        INVESCO Funds Group, Inc.
                 Financial Services Fund  Aggressively managed. Invests at least 80%
                                          of its assets in the equity securities
                                          and equity-related instruments of
                                          companies involved in the financial
                                          services sector. These companies
                                          include but are not limited to, banks,
                                          insurance companies, and investment
                                          and miscellaneous industries (asset
                                          managers, brokerage firms,
                                          government-sponsored agencies and
                                          suppliers to financial services
                                          companies).
---------------- ------------------------ ---------------------------------------------- --------------------------------

---------------- ------------------------ ---------------------------------------------- --------------------------------
YTC              INVESCO VIF -            Objective: long-term growth of capital. The    INVESCO Funds Group, Inc.
                 Technology Fund          Fund is aggressively managed. Invests at
                                          least 80% of its assets in equity
                                          securities and equity-related
                                          instruments of companies engaged in
                                          technology-related industries. These
                                          include, but are not limited to,
                                          applied technology, biotechnology,
                                          communications, computers,
                                          electronics, Internet, IT services and
                                          consulting, software,
                                          telecommunications equipment and
                                          services, IT infrastructure, and
                                          networking companies. Many of these
                                          products and services are subject to
                                          rapid obsolescence, which may lower
                                          the market value of securities of the
                                          companies in this sector.
---------------- ------------------------ ---------------------------------------------- --------------------------------
YTL              INVESCO VIF -            Objective: long-term growth of capital.        INVESCO Funds Group, Inc.
                 Telecommunications Fund  Current income is a secondary objective. The
                                          Fund is aggressively managed. Invests
                                          at least 80% of its assets in equity
                                          securities and equity-related
                                          instruments, of companies involved in
                                          the design, development manufacture,
                                          distribution or sale of communications
                                          services and equipment, and companies
                                          that are involved in supplying
                                          equipment or services to such
                                          companies. The telecommunications
                                          sector includes companies that offer
                                          telephone services, wireless
                                          communications, satellite
                                          communications, television and movie
                                          programming, broadcasting and Internet
                                          access.
---------------- ------------------------ ---------------------------------------------- --------------------------------
YGT              Janus Aspen Series       Objective: long-term growth of capital.        Janus Capital
                 Global Technology        Non-diversified mutual fund that invests,
                 Portfolio:  Service      under normal circumstances, at least 80% of
                 Shares                   its net assets in securities of companies
                                          that the portfolio manager believes
                                          will benefit significantly from
                                          advances or improvements in
                                          technology. It implements this policy
                                          by investing primarily in equity
                                          securities of U.S. and foreign
                                          companies selected for their growth
                                          potential.
---------------- ------------------------ ---------------------------------------------- --------------------------------
YIG              Janus Aspen Series       Objective: long-term growth of capital.        Janus Capital
                 International Growth     Invests, under normal circumstances, at
                 Portfolio: Service       least 80% of its net assets in securities of
                 Shares                   issuers from at least five different
                                          countries, excluding the United
                                          States. Although the Portfolio intends
                                          to invest substantially all of its
                                          assets in issuers located outside the
                                          United States, it may at times invest
                                          in U.S. issuers and it may at times
                                          invest all of its assets in fewer than
                                          five countries or even a single
                                          country.
---------------- ------------------------ ---------------------------------------------- --------------------------------

---------------- ------------------------ ---------------------------------------------- --------------------------------
YIP              Lazard Retirement        Objective: long-term capital appreciation.     Lazard Asset Management
                 International Equity     Invests primarily in equity securities,
                 Portfolio                principally common stocks of relatively
                                          large non-U.S. companies with market
                                          capitalizations in the range of the
                                          Morgan Stanley Capital International
                                          (MSCI) Europe, Australia and Far East
                                          (EAFE(R)) Index that the Investment
                                          Manager believes are undervalued based
                                          on their earnings, cash flow or asset
                                          values.
---------------- ------------------------ ---------------------------------------------- --------------------------------
YGW              MFS(R) Investors         Objective: long-term growth of capital and     MFS Investment Management(R)
                 Growth Stock Series -    future income. Invests at least 80% of its
                 Service Class            total assets in common stocks and related
                                          securities of companies which MFS
                                          believes offer better than average
                                          prospects for long-term growth.
---------------- ------------------------ ---------------------------------------------- --------------------------------
YDS              MFS(R) New Discovery     Objective: capital appreciation. Invests       MFS Investment Management(R)
                 Series - Service Class   primarily in equity securities of emerging
                                          growth companies.
---------------- ------------------------ ---------------------------------------------- --------------------------------
YUT              MFS(R) Utilities         Objective: capital growth and current          MFS Investment Management(R)
                 Series -  Service Class  income. Invests primarily in equity and debt securities  of domestic and foreign
                                          companies in the  utilities industry.
---------------- ------------------------ ---------------------------------------------- --------------------------------
YPE              Pioneer Equity Income    Objective: current income and long-term        Pioneer Investment Management,
                 VCT Portfolio - Class    growth of capital from a portfolio             Inc.
                 II Shares                consisting primarily of income producing
                                          equity securities of U.S.
                                          corporations. Invests primarily in
                                          common stocks, preferred stocks and
                                          interests in real estate investment
                                          trusts (REITs). Normally, the
                                          portfolio invests at least 80% of its
                                          total assets in income producing
                                          equity securities. The remainder of
                                          the portfolio may be invested in debt
                                          securities, most of which are expected
                                          to be convertible into common stocks.
---------------- ------------------------ ---------------------------------------------- --------------------------------
YEU              Pioneer Europe VCT       Objective: long-term growth of capital.        Pioneer Investment Management,
                 Portfolio - Class II     Invests primarily in equity securities of      Inc.
                 Shares                   European issuers including common stocks,
                                          preferred stocks, rights, depositary
                                          receipts, warrants and debt securities
                                          convertible into common stock.
                                          Normally, the portfolio invests 80% of
                                          its total assets in equity securities
                                          of European issuers. The portfolio may
                                          also purchase forward foreign currency
                                          contracts in connection with its
                                          investments.
---------------- ------------------------ ---------------------------------------------- --------------------------------
YHS              Putnam VT Health         Objective: capital appreciation. The fund      Putnam Investment  Management,
                 Sciences Fund - Class    seeks its goal by investing at least 80% of    LLC
                 IB Shares                its net assets in common stocks of U.S.
                                          companies in the health sciences industries,
                                          with a focus on growth stocks.
---------------- ------------------------ ---------------------------------------------- --------------------------------
YPI              Putnam VT                Objective: capital appreciation. The fund      Putnam Investment  Management,
                 International Growth     seeks its goal by investing mainly in common   LLC
                 Fund -  Class IB Shares  stocks of companies outside the United
                                          States.
---------------- ------------------------ ---------------------------------------------- --------------------------------

---------------- ------------------------ ---------------------------------------------- --------------------------------
YVS              Putnam VT Vista Fund     Objective: capital appreciation. The fund      Putnam Investment Management,
                 -  Class IB Shares       seeks its goal by investing mainly in common   LLC
                                          stocks of U.S. companies with a focus on
                                          growth stocks.
---------------- ------------------------ ---------------------------------------------- --------------------------------
YSO              Strong Opportunity       Objective: seeks capital growth. Invests       Strong Capital Management, Inc.
                 Fund II - Advisor Class  primarily in common stocks of medium capitalization companies that the
                                          Fund's managers believe are
                                          underpriced, yet have attractive
                                          growth prospects.
---------------- ------------------------ ---------------------------------------------- --------------------------------
YIC              Wanger International     Objective: long-term growth of capital.        Liberty Wanger Asset
                 Small Cap                Invests primarily in stocks of small- and      Management, L.P.
                                          medium-size non-U.S. companies with
                                          capitalizations of less than $2 billion.
---------------- ------------------------ ---------------------------------------------- --------------------------------
YSP              Wanger U.S. Smaller      Objective: long-term growth of capital.        Liberty Wanger Asset
                 Companies (previously    Invests primarily in stocks of small- and      Management, L.P.
                 Wanger U.S. Small Cap)   medium-size U.S. companies with
                                          capitalizations of less  than $5 billion.
---------------- ------------------------ ---------------------------------------------- --------------------------------
YAA              Wells Fargo VT Asset     Objective: long-term total return,             Wells Fargo Funds Management,
                 Allocation Fund          consistent with reasonable risk. Invests       LLC, adviser; Wells Capital
                                          primarily in the securities of various         Management Incorporated,
                                          indexes to replicate the total return of the   sub-adviser.
                                          index. We use an asset allocation model to
                                          allocate and reallocate assets among common
                                          stocks (S&P 500 Index), U.S. Treasury bonds
                                          (Lehman Brothers 20+ Treasury Index) and
                                          money market instruments, operating from a
                                          target allocation of 60% stocks and 40%
                                          bonds.
---------------- ------------------------ ---------------------------------------------- --------------------------------
YWI              Wells Fargo VT           Objective: total return with an emphasis on    Wells Fargo Funds Management,
                 International  Equity    capital appreciation over the long-term.       LLC, adviser; Wells Capital
                 Fund                     Invests primarily in equity securities of      Management Incorporated,
                                          non-U.S. companies. sub-adviser.
---------------- ------------------------ ---------------------------------------------- --------------------------------
YWS              Wells Fargo VT Small     Objective: long-term capital appreciation.     Wells Fargo Funds Management,
                 Cap Growth Fund          Invests primarily in common stocks issued by   LLC, adviser; Wells Capital
                                          companies whose market capitalization falls    Management Incorporated,
                                          within the range of the Russell 2000 Index,    sub-adviser.
                                          which is considered a small capitalization
                                          index.
---------------- ------------------------ ---------------------------------------------- --------------------------------


Please refer to the prospectuses for the funds for more information. These prospectuses are available by contacting us at the address or phone number on the first page of this prospectus.

A fund underlying your policy in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any retail mutual fund.


The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the fund prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable life insurance policies. Some funds also are available to serve as investment options for variable annuities and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, life insurance policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the fund prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

RELATIONSHIP BETWEEN FUNDS AND SUBACCOUNTS

Each subaccount buys shares of the appropriate fund at net asset value without a sales charge. Dividends and capital gain distributions from a fund are reinvested at net asset value without a sales charge and held by the subaccount as an asset. Each subaccount redeems fund shares without a charge to the extent necessary to make death benefit or other payments under the policy.

SUBSTITUTION OF INVESTMENTS


We may change the funds from which the subaccounts buy shares if: the existing funds become unavailable; or in our judgment the funds are no longer suitable for the subaccounts. If these situations occur, we have the right to substitute the funds held in the subaccounts for other registered, open-end management investment companies as long as we believe it would be in the best interest of persons having voting rights under the policies.


In the event of any such substitution or change, we may, without the consent or approval of owners, amend the policy and take whatever action is necessary and appropriate. However, we will not make any substitution or change without any necessary approval of the SEC or state insurance departments. We will notify owners within five days of any substitution or change.

VOTING RIGHTS

As a policy owner with investments in any subaccount, you may vote on important fund matters. We are the legal owner of all fund shares and therefore hold all voting rights. However, to the extent required by law, we will vote the shares of each fund according to instructions we receive from owners. If we do not receive timely instructions from you, we will vote your shares in the same proportion as the shares for which we do receive instructions. We also will vote fund shares for which we have voting rights in the same proportion as those shares in that subaccount for which we receive instructions. We will send you notice of each shareholder meeting, together with any proxy solicitation materials and a statement of the number of votes for which you are entitled to give instructions.

The Fixed Account


You can allocate net premiums to the fixed account or transfer policy value from the subaccounts to the fixed account (with certain restrictions, explained in "Transfers Between the Fixed Account and Subaccounts"). The fixed account is our general investment account. It includes all assets we own other than those in the variable account and other separate accounts. Subject to applicable law, we have sole discretion to decide how assets of the fixed account will be invested.

Placing policy value in the fixed account does not entitle you to share in the fixed account's investment experience, nor does it expose you to the account's investment risk. Instead, we guarantee that the policy value you place in the fixed account will accrue interest at an effective annual rate of at least 4%, independent of the actual investment experience of the account. Keep in mind that this guarantee is based on our continued claims-paying ability. We are not obligated to credit interest at any rate higher than 4%, although we may do so at our sole discretion. Rates higher than 4% may change from time to time, at our discretion, and will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these policies, the rates currently in effect for new and existing policies, product design, competition and our revenues and expenses. We will not credit interest in excess of 4% on any portion of policy value in the fixed account against which you have a policy loan outstanding.

Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 and the fixed account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in it are subject to the provisions of these Acts and the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the fixed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Purchasing Your Policy

APPLICATION


To apply for coverage, complete an application and send it with your premium payment to our home office. In your application, you:


o  select a specified amount of insurance;

o  select a death benefit option;

o  designate a beneficiary; and

o state how premiums are to be allocated among the fixed account and/or the subaccounts.


Insurability: Before issuing your policy, we require satisfactory evidence of the insurability of the persons whose lives you propose to insure. Our underwriting department will review your application and any medical information or other data required to determine whether the proposed individuals are insurable under our underwriting rules. Your application may be declined if we determine the individual is not insurable and we will return any premiums you have paid.

Age limit: In addition, we generally will not issue a policy to persons over the insurance age of 85. We may, however, do so at our sole discretion.

Risk classification: The risk classification for each insured is based on that insured's health, occupation or other relevant underwriting standards. This classification will affect the monthly deduction. (See "Loads, Fees and Charges".)

Other conditions: In addition to proving insurability, you and the insureds must also meet certain conditions, stated in the application form, before coverage will become effective and your policy is issued to you. The lives insured may be covered under the terms of a conditional insurance agreement prior to a policy being issued. The only way a policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries or Assistant Secretaries.

Incontestability: We will have two years from the effective date of your policy to contest the truth of statements or representations in your application. After the policy has been in force during the lifetime of both insureds for two years from the policy date, our home office cannot contest the truth of statements or representations in your application.


PREMIUMS


Payment of premiums: In applying for your policy, you decide how much you intend to pay and how often you will make payments. During the early policy years until the policy value is sufficient to cover the surrender charge, we require that you pay the minimum initial premiums.

You may schedule payments annually, semiannually or quarterly. We must approve payment at any other interval. We show this premium schedule in your policy. You may also pay premiums by bank authorization on a monthly or quarterly basis under our current company practice. We reserve the right to change this practice.

The scheduled premium serves only as an indication of your intent as to the frequency and amount of future premium payments. You may skip scheduled premium payments at any time if your cash surrender value is sufficient to pay the monthly deduction, or if you have paid sufficient premium to keep the DBG-100 or the minimum initial premium period in effect.


You may also change the amount and frequency of scheduled premium payments by written request. We reserve the right to limit the amount of such changes. Any change in the premium amount is subject to applicable tax laws and regulations.


Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and length of time your policy will remain in force, as well as affect whether the DBG-100 or the minimum initial premium period remain in effect.

Premium limitations: You may make unscheduled premium payments at any time and in an amount of at least $50. We reserve the right to limit the number and amount of unscheduled premium payments.

No premium payments, scheduled or unscheduled, are allowed on or after the youngest insured's attained insurance age 100.

Also, in order to receive favorable tax treatment under the Code, premiums paid during the life of the policy must not exceed certain limitations. To comply with the Code, we can either refuse excess premiums as they are paid, or refund excess premiums with interest no later than 60 days after the end of the policy year in which they were paid.

Allocation of premiums: Until the policy date, we hold all premiums in the fixed account, and we credit interest on the net premiums (gross premiums minus premium expense charge) at the current fixed account rate. As of the policy date, we will allocate the net premiums plus accrued interest to the account(s) you have selected in your application. At that time, we will begin to assess the various loads, fees and charges.

We convert any amount that you allocate to a subaccount into accumulation units of that subaccount, as explained under "Policy Value." Similarly, when you transfer value between subaccounts, we convert accumulation units in one subaccount into cash value, which we then convert into accumulation units of the second subaccount.

Policy Value Credits

If you have met certain premium requirements, we will periodically apply a credit to your policy value as early as policy year 2 while the policy is in force.

The policy value credit will be applied, as long as:

o  the sum of premiums paid, minus

o  partial surrenders, minus

o  outstanding indebtedness, equals or exceeds

o  $500,000

Currently, the policy credit percent is 0.15%. We reserve the right to calculate and apply the policy value credit on a monthly, quarterly, semi-annual or annual basis as we determine.

The policy value credit amount shall be applied to the policy value on a pro rata basis.


Policy Value


The value of your policy is the sum of values in the fixed account and each subaccount of the variable account. We value your accounts as follows:


We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

     o the sum of your net premiums and transfer amounts (including loan transfers) allocated to the fixed account; plus

     o    interest credited; minus

     o the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out (including loan transfers); minus

     o any portion of the monthly deduction for the coming month that is allocated to the fixed account.

SUBACCOUNTS


We convert amounts you allocated to the subaccounts into accumulation units. Each time you allocate a net premium or transfer into one of the subaccounts, we credit a certain number of accumulation units to your policy for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a charge, we subtract a certain number of accumulation units from your policy value.


The accumulation units are the true measure of investment value in each subaccount. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

Number of units: To calculate the number accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

Accumulation unit value: The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

We determine the net investment factor by:

     o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends, to obtain a current adjusted net asset value per share; then

     o    dividing that sum by the previous  adjusted net asset value per share;
          and

     o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Factors that affect subaccount accumulation units: Accumulation units may change in two ways; in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

o  additional net premiums allocated to the subaccounts;

o  transfers into or out of the subaccounts;

o  partial surrenders and partial surrender fees;

o  surrender charges; and/or

o  monthly deductions.

Accumulation unit values will fluctuate due to:

o  changes in underlying fund net asset value;

o  dividends distributed to the subaccounts;

o  capital gains or losses of underlying funds;

o  fund operating expenses; and/or

o  mortality and expense risk charges.

When valuations occur: We calculate all policy values allocated to subaccounts and all transactions under the policy on any day the New York Stock Exchange is open for regular trading (valuation date). These transaction include:

     o    premium payments;

     o    loan requests and repayments;

     o    surrender requests; and

     o    transfers.

Payments or requests we receive after 3:00 p.m. Central time on a valuation date will be valued as of the end of the next valuation date. Valuation dates do not occur when the New York Stock Exchange is closed as, for example, on Saturdays, Sundays and national holidays.


Keeping the Policy in Force


MINIMUM INITIAL PREMIUM PERIOD


To allow you to purchase this policy for the lowest premium possible, you may choose to pay only the minimum initial premium during the minimum initial premium period as long as the policy value minus indebtedness equals or exceeds the monthly deduction. The policy will not enter the grace period during the minimum initial premium period as shown in your policy under "Policy Data," if:

1. on a monthly date, the policy value minus indebtedness equals or exceeds the monthly deduction for the policy month following such monthly date; and

2. the sum of all premiums paid, minus any partial surrenders, and minus any indebtedness equals or exceeds the minimum initial premium, as shown in your policy under "Policy Data," times the number of months since the policy date, including the current month.

The minimum initial period is five years.

DEATH BENEFIT GUARANTEE (DBG)

A feature of the policy guaranteeing the policy will remain in force even if the cash surrender value is insufficient to pay the monthly deduction. The policy has the following DBG option:

DEATH BENEFIT GUARANTEE TO AGE 100

If you wish to have a guarantee that the policy will remain in force until the youngest insured's attained insurance age 100 regardless of investment performance, you should pay at least the DBG-100 premiums. The DBG-100 provides that your policy will remain in force until the youngest insured's attained insurance age 100 even if the cash surrender value is insufficient to pay the monthly deduction. The DBG-100 will remain in effect, as long as:

o  the sum of premiums paid; minus

o  partial surrenders minus

o  outstanding indebtedness; equals or exceeds

o  the DBG-100 premiums due since the policy date.

The DBG-100 premium is shown in the policy.

If, on a monthly date, you have not paid enough premiums to keep the DBG-100 in effect, an additional period of 61 days will be allowed for you to pay a premium sufficient to bring your total up to the required minimum. If you do not pay this amount within 61 days, the DBG-100 will terminate. If the DBG-100 is not in effect, your policy will lapse (terminate) if the cash surrender value is less than the amount needed to pay the monthly deduction and the minimum initial premium period is not in effect. Although the policy can be reinstated as explained below, the DBG-100 cannot be reinstated.



GRACE PERIOD


If the cash surrender value of the policy becomes less than that needed to pay the monthly deduction and neither of the death benefit guarantees nor the minimum initial premium period is in effect, you will have 61 days to pay the required premium amount. If the required premium is not paid, the policy will lapse.

We will mail a notice to your last known address, requesting payment of the premium needed so that the next three monthly deductions can be made. If we receive this premium before the end of the 61-day grace period, we will use the payment to pay all monthly deductions and any other charges then due. We will add balance to the policy value and allocate it in the same manner as other premium payments.

If a policy lapses with outstanding indebtedness, any excess of the outstanding indebtedness over the premium paid generally will be taxable to the owner. (See "Federal Taxes.") If the last surviving insured dies during the grace period, any overdue monthly deductions will be deducted from the death benefit.


REINSTATEMENT

Your policy may be reinstated within five years after it lapses, unless you surrendered it for cash. To reinstate, we will require:

o  a written request;


o evidence satisfactory to us that both insureds remain insurable or evidence for the last surviving insured and due proof that the first death occurred before the date of lapse;

o payment of a premium that will keep the policy in force for at least three months (one month in Virginia);

o payment of the monthly deductions that were not collected during the grace period; and


o  payment or reinstatement of any indebtedness.


The effective date of a reinstated policy will be the monthly date on or next following the day we accept your application for reinstatement. Surrender charges will also be reinstated.

We will have two years from the effective date of reinstatement to contest the truth of statements or representations in the reinstatement application.

Any profit from the mortality and expense risk charge would be available to us for any proper corporate purpose including, among others, payment of sales and distribution expenses, which we do not expect to be covered by the sales charge and surrender charges discussed earlier. Any further deficit will have to be made up from our general assets.


EXCHANGE RIGHT


For two years after the policy is issued, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. We will automatically credit all future premium payments to the fixed account unless you request a different allocation.

A transfer for this purpose will not count against the five-transfers-per-year limit. Also, we will waive any restrictions on transfers into the fixed account for this type of transfer.

There is no effect on the policy's death benefit, specified amount, net amount at risk, risk classification(s) or issue age. Only the method of funding the policy value will be affected.

Before you exercise the exchange right, be sure to ask your sales representative about all the options that are available to you. We may offer other fixed account policies with maximum fees and charges, and minimum guaranteed rate(s) of interest, which differ from the maximum fees and charges and the minimum guaranteed rate of interest in the exchange right policy. Other fixed account policies we offer require evidence that the insured is insurable according to our underwriting rules.

Proceeds Payable upon Death

We will pay a benefit to the beneficiary of the policy when the last surviving insured dies. The death benefit is effective on the policy date.

Option 1 (level amount): Under this Option 1 death benefit, if death is prior to the youngest insured's attained insurance age 100, the death benefit is the greater of:

o  the specified amount on the date of the last surviving insured's death; or

o the applicable percentage of the policy value on the date of the last surviving insured's death, if that death occurs on a valuation date, or on the next valuation date following the date of death.

Option 2 (variable amount): Under the Option 2 death benefit, if death is prior to the youngest insured's attained insurance age 100, the death benefit is the greater of:

o  the policy value plus the specified amount; or

o the applicable percentage of policy value on the date of the last surviving insured's death, if that death occurs on a valuation date, or on the next valuation date following the date of death.

Examples:                                               Option 1     Option 2
Specified amount                                       $1,000,000   $1,000,000
Policy value                                           $   50,000   $   50,000
Death benefit                                          $1,000,000   $1,050,000
Policy value increases to                              $   80,000   $   80,000
Death benefit                                          $1,000,000   $1,080,000
Policy value decreases to                              $   30,000   $   30,000
Death benefit                                          $1,000,000   $1,030,000

If you want to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should consider Option 2. If you are satisfied with the specified amount of insurance protection and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value, you should consider Option
1. Under Option 1, the cost of insurance is lower because our net amount at risk is generally lower; for this reason, the monthly deduction is less, and a larger portion of your premiums and investment returns is retained in the policy value.

Under both Option 1 and Option 2, if death is on or after the youngest insured's attained insurance age 100, the death benefit of the last surviving insured will be the greater of:

     o the policy value on the date of death of the last surviving insured minus any indebtedness on the date of the death of the last surviving insured; or

     o the policy value of the youngest insured's age 100 minus any indebtedness on the date of the last surviving insured's death.


CHANGE IN DEATH BENEFIT OPTION

You may make a written request to change the death benefit option once per policy year. A change in the death benefit option also will change the specified amount. You do not need to provide additional evidence of insurability.


If you change from Option 1 to Option 2: The specified amount will decrease by an amount equal to the policy value on the effective date of the change. You cannot change from Option 1 to Option 2 if the resulting specified amount would fall below the minimum amount shown in policy.

If you change from Option 2 to Option 1: The specified amount will increase by an amount equal to the policy value on the effective date of the change.


An increase or decrease in specified amount resulting from a change in the death benefit option will affect the following costs:

o Monthly deduction because the cost of insurance charges apply to the specified amount.

o  Minimum monthly premium.


o  Charges for certain optional insurance benefits.

The surrender charge will not be affected.

CHANGES IN SPECIFIED AMOUNT


Subject to certain limitations, you may make a written request to decrease the specified amount at any time.

Decreases: After the first policy year, you may decrease your specified amount. Any decrease in specified amount will take effect on the monthly date on or next following our receipt of your written request. The specified amount remaining after the decrease may not be less than the minimum specified amount shown in the policy. If, following a decrease in specified amount, the policy would no longer qualify as life insurance under federal tax law, the decrease may be limited to the extent necessary to meet these requirements.



A decrease in specified amount will affect your costs as follows:


o Your monthly deduction will decrease because the cost of insurance charges apply to the specified amount.


o  Charges for certain optional insurance benefits may decrease.


o  The surrender charge will not change.

No surrender charge is imposed when you request a decrease in the specified amount.



Increases: Increases in specified amount are not permitted. If you wish to purchase additional insurance, you should purchase an additional policy. Currently, we do not charge the policy fee for the additional policy.


MISSTATEMENT OF AGE OR SEX


If an insured's age or sex has been misstated, the proceeds payable upon the last surviving insured's death will be:


o  the policy value on the date of death; plus

o the amount of insurance that would have been purchased by the cost of insurance deducted for the policy month during which death occurred, if that cost had been calculated using rates for the correct age and sex; minus

o  the amount of any outstanding indebtedness on the date of death.

SUICIDE


If either of the insureds dies by suicide while sane or insane within two years from the policy date, the only amount payable will be the premiums paid, minus any indebtedness and partial surrenders. The policy will terminate as of the date of the first death by suicide.


BENEFICIARY


Initially, the beneficiary will be the person you designate in your application for the policy. You may change the beneficiary by giving us written notice, subject to requirements and restrictions stated in the policy. If you do not designate a beneficiary, or if the designated beneficiary dies before the last surviving insured, the beneficiary will be you or your estate.


Transfers Between the Fixed Account and Subaccounts

You may transfer policy values from one subaccount to another or between subaccounts and the fixed account.

RESTRICTIONS ON TRANSFERS

This policy is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of any fund underlying the policy. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other policy owners who allocated premium payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this policy.

We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other policy owners we may apply modifications or restrictions in any reasonable manner to prevent transfers we believe will disadvantage other policy owners. We may suspend transfer privileges at any time. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:

o  not accepting telephone or electronic transfer requests;


o  requiring a minimum time period between each transfer;

o not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one policy owner; or

o  limiting the dollar amount that a policy owner may transfer at any one time.

We agree to provide notice of our intent to restrict transfer privileges to policy owners who have engaged in disruptive activity.


In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other policy owners. Transfers involving the fixed account are subject to the restrictions below.


FIXED ACCOUNT TRANSFER POLICIES

o You must make transfers from the fixed account during a 30-day period starting on a policy anniversary, except for automated transfers, which can be set up for monthly, quarterly or semiannual transfer periods.

o If we receive your request to transfer amounts from the fixed account within 30 days before the policy anniversary, the transfer will become effective on the anniversary.

o If we receive your request on or within 30 days after the policy anniversary, the transfer will be effective on the day we receive it.

o We will not accept requests for transfers from the fixed account at any other time.

o If you have made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary. We will waive this limitation once during the first two policy years if you exercise the policy's right to exchange provision. (See "Exchange Right.")

MINIMUM TRANSFER AMOUNTS


From a subaccount to another subaccount or the fixed account:

o For mail and phone transfers -- $250 or the entire subaccount balance, whichever is less.

o  For automated transfers -- $50.

From the fixed account to a subaccount:

o For mail and phone transfers -- $250 or the entire fixed account balance minus any outstanding indebtedness, whichever is less.

o  For automated transfers -- $50.


MAXIMUM TRANSFER AMOUNTS


From a subaccount to another subaccount or the fixed account:

o  None.

From the fixed account to a subaccount:

o  Entire fixed account balance minus any outstanding indebtedness.

MAXIMUM NUMBER OF TRANSFERS PER YEAR

You may make twelve automated transfers per policy year. In addition, you may make transfers by mail or by phone. However, we reserve the right to limit transfers by mail or phone to five per policy year. If, in the alternative, we allow more than five transfers by mail or phone, we reserve the right to charge a fee for more than five transfers per year by mail or phone.

AUTOMATED TRANSFERS

In addition to written and phone requests, you can arrange to have policy value transferred from one account to another automatically. Your financial advisor can help you set up an automated transfer.

Automated transfer policies

o Only one automated transfer arrangement can be in effect at any time. You can transfer policy values to one or more subaccounts and the fixed account, but you can transfer from only one account.

o You can start or stop this service by written request. You must allow seven days for us to change any instructions that are currently in place.

o You cannot make automated transfers from the fixed account in an amount that, if continued, would deplete the fixed account within 12 months.

o If you made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary.

o If you submit your automated transfer request with an application for a policy, automated transfers will not take effect until the policy is issued.


o If the value of the account from which you are transferring policy value is less than the $50 minimum, we will stop the transfer arrangement automatically.

o The balance in any account from which you make an automated transfer must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

o If we must suspend your automated transfer arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.


o Automated transfers are subject to all other policy provisions and terms including provisions relating to the transfer of money between the fixed account and the subaccounts.

o You may make twelve automated transfers per policy year. In addition, we reserve the right to limit mail and phone transfers to five per policy year and to charge a fee for more than five transfers per year by mail or phone.

AUTOMATED DOLLAR-COST AVERAGING


You can use automated transfers to take advantage of dollar-cost averaging -- investing a fixed amount at regular intervals. For example, you might have a set amount transferred monthly from a relatively conservative subaccount to a more aggressive one, or to several others.

This systematic approach can help you benefit from fluctuations in accumulation unit value, caused by fluctuations in the market value(s) of the underlying fund. Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit. There is no charge for dollar-cost averaging.

How dollar-cost averaging works

                                                                       Number
                                           Amount      Accumulation   of units
                                Month     invested      unit value    purchased
By investing an equal number     Jan        $100           $20           5.00
of dollars each month...         Feb         100            16           6.25
                                 Mar         100             9          11.11
you automatically buy            Apr         100             5          20.00
more units when the per unit     May         100             7          14.29
market price is low...           June        100            10          10.00
                                 July        100            15           6.67
and fewer units                  Aug         100            20           5.00
when the per unit                Sept        100            17           5.88
market price is high.            Oct         100            12           8.33

You have paid an average price of only $10.81 per unit over the ten months, while the average market price actually was $13.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.


Twelve automated transfers per policy year are allowed. We reserve the right to limit mail and telephone transfers to five per policy year. However, we also reserve the right to charge a fee for more than five transfers per year by phone or mail.


ASSET REBALANCING


Subject to availability, you can ask us in writing to have the variable subaccount portion of your policy value allocated according to the percentages (in whole percentage amounts) that you choose. We automatically will rebalance the variable subaccount portion of your policy value either quarterly, semi-annually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your policy value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed account. There is no charge for asset rebalancing. The policy value must be at least $2,000 at the time of the rebalance. Rebalancing is accomplished by transferring policy value between subaccounts.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your policy value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.


Policy Loans


You may borrow against your policy by written or telephone request ("See "Two Ways to Request a Transfer, Loan or Surrender" for address and phone numbers for your requests.) Generally, we will process your loan within seven days after we receive your request (for exception - see "Deferral of Payments, "under "Payment of Policy Proceeds"). We will mail loan payments to you by regular mail. If you request express mail delivery, we will charge a fee. You may also request that payment be wired to your bank. We will charge a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.


MINIMUM LOAN AMOUNTS


$500 or the remaining loan value, whichever is less.

MAXIMUM LOAN AMOUNTS


o  90% of the policy value minus surrender charges.

o  For phone requests, the maximum loan amount is $100,000.


The amount available at any time for a new loan is the maximum loan value less any existing indebtedness. When we compute the amount available, we reserve the right to deduct from the loan value interest for the period until the next policy anniversary and monthly deductions that we will take until the next policy anniversary.

ALLOCATION OF LOANS TO ACCOUNTS


Unless you specify otherwise, we will take the loan from the fixed account and the subaccounts in proportion to their values at the end of the valuation period during which we receive your request. When we make a loan from a subaccount, we redeem accumulation units and transfer the proceeds into the fixed account. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.


REPAYMENTS


We will allocate loan repayments to subaccounts and/or the fixed account using the premium allocation percentages in effect unless you tell us otherwise. Repayments must be in amounts of at least $50.


OVERDUE INTEREST


If you do not pay accrued interest when it is due, we will increase the amount of indebtedness in the fixed account to cover the amount due. Interest added to a policy loan will be charged the same interest rate as the loan itself. We will take such interest from the fixed account and/or subaccounts, using the monthly deduction allocation percentages. If the value in the fixed account or any subaccount is not enough to pay the interest so allocated, all of the interest will be taken from all of the accounts in proportion to their value, minus indebtedness.


EFFECT OF POLICY LOANS


A policy loan, whether or not repaid, affects cash value over time because the loan amount is subtracted from the subaccounts and/or fixed account as collateral. The loan collateral does not participate in the investment performance of the subaccounts. The loan collateral earns interest at the minimum rate guaranteed of 4% in the fixed account. A loan reduces the policy surrender value. If the loan causes the cash surrender value to drop to zero, the policy will lapse. The death benefit is reduced by loan indebtedness. A loan may also cause the DBG-100 or the minimum initial premium period to terminate.

A loan may impact payment of the policy value credit.

Policy Surrenders


You may take a full or a partial surrender by written or phone request. (See "Two Ways to Request a Transfer, Loan or Surrender" for address and phone numbers for your requests. We may require you to return your policy. Generally, we will process your payment within seven days (for exceptions -- see "Deferral of Payments" under "Payment of Policy Proceeds.") We will mail surrender payments to you by regular mail. If you request express mail delivery, we will charge a fee. You may also request that payment be wired to your bank. We will charge a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

TOTAL SURRENDERS


If you surrender your policy, you receive its cash surrender value the policy value minus outstanding indebtedness and applicable surrender charges. (See "Loads, Fees and Charges.") We will compute the value of each subaccount as of the end of the valuation period during which we receive your request.


PARTIAL SURRENDERS


After the first policy year, you may surrender any amount from $500 up to 90% of the policy's cash surrender value. Partial surrenders by telephone are limited to $100,000. We will charge you a partial surrender fee, described under "Loads, Fees and Charges." Unless you specify otherwise, we will make partial surrenders from the fixed account and subaccount in proportion to their values at the end of the valuation period during which we receive your request. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

Effects of partial surrenders

o A partial surrender will reduce the policy value by the amount of the partial surrender and fee. (See "Fee Tables" and "Loads, Fees and Charges.")

o A partial surrender will reduce the death benefit by the amount of the partial surrender and fee, or, if the death benefit is based on the applicable percentage of policy value, by an amount equal to the applicable percentage times the amount of the partial surrender.

o A partial surrender may terminate the DBG-100 or the minimum initial premium period. We deduct the surrender amount from total premiums you paid, which may reduce the total below the level required to keep the DBG-100 or the minimum initial premium period in effect.

o If Option 1 is in effect, a partial surrender will reduce the specified amount by the amount of the partial surrender and fee.

Because they reduce the specified amount, partial surrenders may affect the cost of insurance. We will not allow a partial surrender if it would reduce the specified amount below the required minimum. (See "Decreases," under "Proceeds Payable upon Death.")


o If Option 2 is in effect, a partial surrender does not affect the specified amount.


Two Ways To Request A Transfer, Loan of Surrender


Provide your name, policy number, Social Security Number or Taxpayer Identification Number when you request a transfer, loan or partial surrender.


By mail:                                   By phone:
Regular mail:                              Call between 8 a.m. and 6 p.m. (Monday - Thursday),
IDS Life Insurance Company of New York     8 a.m. and 4:30 p.m. (Friday). All Eastern Times.
20 Madison Avenue Extension                (800) 541-2251 (toll free)
Albany, NY 12205
                                           TTY service for the hearing impaired:
Express mail:                              (800) 869-8613 (toll free)
IDS Life Insurance Company of New York
20 Madison Avenue Extension
Albany, NY 12203


2 By phone:

o We answer phone requests promptly, but you may experience delays when call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.


o We will honor any telephone transfer, loan or partial surrender requests believed to be authentic and will use reasonable procedures to confirm that they are. These include asking identifying questions and tape recording calls. As long as these procedures are followed, neither our affiliates nor we will be liable for any loss resulting from fraudulent requests.

o We make telephone transfers, loans and partial surrenders available automatically. If you do not want telephone transfers, loans and partial surrenders to be made from your account, please write and tell us.


Payment of Policy Proceeds


Proceeds will be paid when:

o  you surrender the policy;

o  the last surviving insured dies; or

We pay all proceeds by check (unless the beneficiary has chosen to have death benefit proceeds directly deposited into a checking account). We will compute the amount of the death benefit and pay it in a single sum unless you select one of the payment options below. We will pay interest at a rate not less than 4% per year on single sum death proceeds, from the date of the last surviving insured's death to the settlement date (the date on which proceeds are paid in a lump sum or first placed under a payment option).

PAYMENT OPTIONS


During the insured's lifetime, you may request in writing that we pay policy proceeds under one or more of the three payment options below. (The beneficiary may also select a payment option unless you say that he or she cannot.) You decide how much of the proceeds will be placed under each option (minimum:
$5,000). We will transfer any such amount to our general account. You may also make a written request to change a prior choice of payment option or, if we agree, to elect a payment option other than the three below. Unless we agree otherwise, we must make payments under all options to a natural person.

Option A -- Interest payments: We will pay interest on any proceeds placed under this option at a rate of 4% per year, compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all proceeds that remain or you may place them under a different payment option that we approve.


Option B -- Payments for a specified period: We will make fixed monthly payments for any number of years you specify. We will furnish monthly amounts for payment periods at your request, without charge.


Option C -- Lifetime income: We will make monthly payments for the life of the person (payee) who is to receive the income. We will guarantee payment for 5, 10, or 15 years. We will furnish settlement rates for any year, age, or any combination of year, age and sex at your request, without charge.

DEFERRAL OF PAYMENTS


We reserve the right to defer payments of cash surrender value, policy loans or variable death benefits in excess of the specified amount if:

o the payments derive from a premium payment made by a check that has not cleared the banking system (we have not collected good payment);

o  the NYSE is closed (other than customary weekend and holiday closings);

o in accordance with SEC rules, trading on the NYSE is restricted or, because of an emergency, it is not practical to dispose of securities held in the subaccount or determine the value of the subaccount's net assets.


We may delay the payment of any loans or surrenders from the fixed account up to six months from the date we receive the request. If we postpone the payment of surrender proceeds more than 30 days, we will pay you interest on the amount surrendered at an annual rate of 3% for the period of postponement.


Federal Taxes


The following is a general discussion of the policy's federal income tax implications. It is not intended as tax advice. Because the effect of taxes on the value and benefits of your policy depends on your individual situation as well as our tax status, YOU SHOULD CONSULT A TAX ADVISOR TO FIND OUT HOW THESE GENERAL CONSIDERATIONS APPLY TO YOU. The discussion is based on our understanding of federal income tax laws as the Internal Revenue Service (IRS) currently interprets them; both the laws and their interpretation may change.

As with any financial product purchased, the client should make the decision as to who the owner and the beneficiary will be after consultation with his or her tax and legal advisors. These decisions may significantly affect the amount due for income tax, gift tax and estate tax and also the client's ownership rights to the policy.


The policy is intended to qualify as a life insurance policy for federal income tax purposes. To that end, the provisions of the policy are to be interpreted to ensure or maintain this tax qualification. We reserve the right to change the policy in order to ensure that it will continue to qualify as life insurance for tax purposes. We will send you a copy of any changes.

Diversification and Investment Control: The IRS has issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The U.S. Treasury and the IRS indicated they may provide additional guidance on investment control. This concerns how many subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the owner would be currently taxed on income earned within subaccount assets. We do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the policy, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

IDS LIFE OF NEW YORK'S TAX STATUS

We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable life insurance contracts or in our tax status as we currently understand it.


TAXATION OF POLICY PROCEEDS


Death benefit proceeds: The death benefit paid to the beneficiary is not considered part of the beneficiary's income and therefore is not subject to federal income taxes. When the proceeds are paid on or after the youngest insured's attained insurance age 100, if the amount received plus any indebtedness exceeds your investment in the policy, the excess may be taxable as ordinary income.


Death benefit proceeds under Payment Option A: The death benefit proceeds are not subject to income tax, but payments of interest are.


Death benefit proceeds under Payment Options B and C: A portion of each payment will be taxed as ordinary income and a portion will be considered a return of the beneficiary's investment in the policy and will not be taxed. The beneficiary's investment in the policy is the death benefit proceeds applied to the payment options. All payments made after the investment in the policy is fully recovered will be subject to tax.

Pre-death proceeds: Part or all of any pre-death proceeds received through full surrender, lapse, partial surrender, policy loan or assignment of policy value, or payment options may be subject to federal income tax as ordinary income. (See the following table.) In some cases, the tax liability depends on whether the policy is a modified endowment (explained following the table). The taxable amount may also be subject to an additional 10% penalty tax if the policy is a modified endowment.

Source of proceeds                                           Taxable portion of pre-death proceeds
Full surrender:                                              Amount received plus any indebtedness, minus your
                                                             investment in the policy.*

Lapse:                                                       Any outstanding indebtedness minus your investment in the
                                                             policy.*

Partial surrenders (modified endowments):                    Lesser of: The amount received or policy value minus your
                                                             investment in the policy.*

Policy loans and assignments (modified endowments):          Lesser of: The amount of the loan/assignment or policy value minus your investment in the policy.*

Partial surrenders (not modified endowments):                Generally, if the amount received is greater than your
                                                             investment in the policy,* the amount in excess of your
                                                             investment is taxable. However, during the first 15
                                                             policy years, a different amount may be taxable if the
                                                             partial surrender results in or is necessitated by a
                                                             reduction in benefits.

Policy loans and assignments (not modified endowments):      None.**

Payment options:                                             Option A: Taxed as full surrender (and may be subject to
                                                             additional 10% penalty tax if modified endowment contract).
                                                             Interest taxed (and not subject to additional 10% penalty tax).

                                                             Options B and C: Portion of each payment taxed and portion considered a return on investment in the policy* and not
                                                             taxed. Any outstanding indebtedness at the time the option is elected taxed as a partial surrender (and may be subject to additional 10% penalty tax if modified endowment
                                                             contract). Payments made after the investment in the policy*
                                                             fully recovered taxed and subject to an additional 10%
                                                             penalty tax.

 * Investment in the policy is equal to premiums paid, minus the nontaxable portion of any previous partial surrenders, plus taxable portion of any previous policy loans.


** See "Lapse" under "Source of proceeds" above for explanation of tax treatment.

MODIFIED ENDOWMENT CONTRACTS

In 1988, Congress created a new class of life insurance policies called "Modified Endowment Contracts." The IRS taxes these policies differently from conventional life insurance contracts.

Your policy is a modified endowment contract if:

o  you apply for it or materially change it on or after June 21, 1988 and

o the premiums you pay in the first seven years of the policy, or the first seven years following a material change, exceed certain limits.

Also, any life insurance policy you receive in exchange for a modified endowment is itself a modified endowment.

We have procedures for monitoring whether your policy may become a modified endowment contract. We calculate modified endowment limits when we issue the policy. We base these limits on the benefits we provide under the policy and on the risk classification on the insured. We recalculate these limits later if certain increases or reductions in benefits occur.

Reductions in benefits: When benefits are reduced, we recalculate the limits as if the reduced level of benefits had always been in effect. In most cases, this recalculation will further restrict the amount of premium that can be paid without exceeding modified endowment limits. If the premiums you have already paid exceed the recalculated limits, the policy becomes a modified endowment with applicable tax implications even if you do not pay any further premiums.

Distributions affected: Modified endowment rules apply to distributions in the year the policy becomes a modified endowment and in all subsequent years. In addition, the rules apply to distributions taken two years before the policy becomes a modified endowment, which are presumed to be taken in anticipation of that event.

Serial purchase of modified endowments: The IRS treats all modified endowments issued by the same insurer (or affiliated companies of the insurer) to the same owner during any calendar year are treated as one policy in determining the amount of any loan or distribution that is taxable.

Penalty tax: If a policy is a modified endowment, the taxable portion of pre-death proceeds from a full surrender, lapse, partial surrender, policy loan or assignment of policy value, or certain payment options may be subject to a 10% penalty tax unless:


o  the distribution occurs after the owner attains age 591/2;

o the distribution is attributable to the owner becoming disabled (within the meaning of Code Section 72(m)(7)) or

o the distribution is part of a series of substantially equal periodic payments made at least once a year over the life (or life expectancy) of the owner or over the joint lives (or life expectancies) of the owner and the owner's beneficiary.

OTHER TAX CONSIDERATIONS


Policy Split Option Rider: PSO permits a policy to be split into two individual permanent plans of life insurance then offered by us for exchange, one on the life of each insured, upon the occurrence of a divorce of the insureds or certain changes in federal estate tax law. A policy split could have adverse tax consequences; for example, it is not clear whether a policy split will be treated as a nontaxable exchange under Sections 1031, 1035 or 1041 of the Code. If a policy split is not treated as a nontaxable exchange, a split could result in the recognition of taxable income in an amount up to any gain in the policy at the time of the split. In addition, it is not clear whether, in all circumstances, the individual contracts that result from a policy split would be treated as life insurance contracts for federal income tax purposes and, if so treated, whether the individual contracts would be classified as modified endowment contracts. Before you exercise rights provided by the policy split option, it is important that you consult with a competent tax advisor regarding the possible consequences of a policy split.

Interest paid on policy loans: If the loan is used for personal purposes, such interest is not tax-deductible. Other rules apply if the loan is used for trade or business or investment purposes, or if a business or a corporation owns the policy.


Policy changes: Changing ownership, exchanging or assigning the policy may have tax consequences, depending on the circumstances.


Other taxes: Federal estate tax, state and local estate tax or inheritance tax, federal or state gift tax and other tax consequences of ownership or receipt of policy proceeds will also depend on the circumstances.

Tax-deferred retirement plans: The policy may be used in conjunction with certain retirement plans that are already tax-deferred under the Code. The policy will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is tax deferred. Since the rules governing such use are complex, a purchaser should consult a competent pension consultant.

On July 6, 1983, the Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Since the policy's cost of insurance rates and purchase rates for certain settlement options distinguish between men and women, employers and employee organizations should consult with legal counsel before purchasing the policy for any employment-related insurance or benefit program.

LEGAL PROCEEDINGS[to be updated by amendment]

A number of lawsuits involving insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts have been filed against life and health insurers in jurisdictions in which IDS Life of New York and its affiliates do business. IDS Life of New York and its affiliates, like other life and health insurers, are involved in such litigation. IDS Life of New York was a named defendant in three class action lawsuits of this nature. On December 13, 1996, an action entitled Lesa Benacquisto and Daniel Benacquisto v. IDS Life Insurance Company and American Express Financial Corporation was commenced in Minnesota state court. A second action, entitled Arnold Mork, Isabella Mork, Ronald Melchert and Susan Melchert v. IDS Life Insurance Company and American Express Financial Corporation was commenced in the same court on March 21, 1997. On October 13, 1998, an action entitled Richard W. and Elizabeth J. Thoresen v. American Express Financial Corporation, American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York was also commenced in Minnesota state court. These three class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts.


In January 2000, AEFC and its subsidiaries reached an agreement in principle to settle the three class action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985.

In August 2000, an action entitled Lesa Benacquisto, Daniel Benacquisto, Richard Thoresen, Elizabeth Thoresen, Arnold Mork, Isabella Mork, Ronald Melchert and Susan Melchert v. American Express Financial Corporation, American Express Financial Advisors, American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.

In May 2001, the United States District Court for the District of Minnesota and the District Court, Fourth Judicial District for the State of Minnesota, Hennepin County entered orders approving the settlement as tentatively reached in January 2000. Appeals were filed in both federal and state court but subsequently dismissed by the parties filing the appeals. The orders approving the settlement were final as of September 24, 2001. Implementation of the settlement commenced October 15, 2001.

Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, IDS Life does not consider any lawsuits in which it is named as a defendant to be material.

Policy Illustrations

The following tables illustrate how policy values, cash surrender values and death benefits can change over time based on specific assumptions about investment returns, expenses, risk classification of the insured, death benefit, premiums, loans and partial surrenders. A change in any of the assumptions will change the illustrated results.

You may obtain illustrations like those shown below based on the particular characteristics of the person you want to insure by contacting us at the address or phone number on the first page of the prospectus. If you purchase a policy, we will provide you with a projection of future death benefits and policy values upon written request. This projection will be based on assumptions to which we agree as to specified amount, death benefit option and future premium payments.

UNDERSTANDING THE ILLUSTRATIONS


Rates of return: The illustrations uniformly assume gross rates of return 0%, 6% or 12% for each policy year. These gross rates of return do not reflect the deduction of charges and expenses of the funds.

Expenses: The policy values illustrated reflect the deduction of the following expenses:


     o Premium expense charges, which includes the sales charges, premium tax charges and federal tax charges;


     o    Cost of insurance charges;


     o    Administrative charges;


     o    Policy fees;

     o    Mortality and expense risk charges; and

     o    Annual operating expenses of the funds.

We show the impact of the cost of insurance charges, policy fees and the mortality and expense risk charges under two different scenarios:

     o    Current charges in all years illustrated; and

     o    Guaranteed charges in all years illustrated.


All charges reflected in the illustrated policy values below are described in detail in the sections entitled "Fee Table" and "Loads, Fees and Charges." This section describes the charges reflected in the illustrated policy values. This section also describes the various charges that are deducted. The illustrated policy values reflect the timing of these deductions, however, they do not reflect charges for optional insurance benefits. Adding optional insurance benefits which have charges, (See, "Fee Tables") would result in additional charges, which would reduce the illustrated policy values.

We show the impact of the annual operating expenses of the funds by using the arithmetic average of annual operating expenses (including management fees, 12b-1 fees and other expenses) of all funds listed in the Fee Table. The arithmetic average of all fund operating expenses used in the following illustrations is ____ % of average daily net assets. Actual policy values would reflect the annual operating expenses of each fund in which policy values were invested and therefore may be higher or lower than those illustrated using the arithmetic average of all fund expenses.

Risk classification of the insureds: The illustration assumes the insureds are a male, age 55, in our standard nonsmoker risk classification, and a female, age 55, in our preferred nonsmoker risk classification. Illustrated policy values would be lower if the assumed insureds did not qualify as a nonsmoker risk.


Death benefit: The death benefit illustrated is Option 1, a level death benefit. If Option 2 were selected, illustrated policy values would be lower and the death benefit would be greater than what is illustrated.


Premiums: The illustrations assume that a premium of $17,000 is paid in full at the beginning of each policy year. Results would differ if:


     o    Premiums were not paid in full at the beginning of each policy year;

     o    Premium amounts paid were different.

Loans and partial surrender: The policy values illustrated assume no loans or partial surrenders are taken. If loans or partial surrenders were taken, illustrated policy values would be lower.

Illustration
Initial specified amount $950,000       Male -- insurance age 55 -- standard nonsmoker                   Current costs assumed
Death benefit Option 1                 Female -- insurance age 55 -- preferred nonsmoker                Annual premium $17,000
        Premium(1)
        accumulated           Death benefit                         Policy value                     Cash surrender value
End of  with annual    assuming hypothetical gross           assuming hypothetical gross          assuming hypothetical gross
policy   interest      annual investment return of           annual investment return of          annual investment return of
year       at 5%        0%        6%          12%             0%         6%         12%             0%         6%         12%
   1     17,850     950,000    950,000      950,000      15,267     16,224       17,182             --         --           --
   2     36,593     950,000    950,000      950,000      30,181     33,049       36,033         12,421     15,289       18,273
   3     56,272     950,000    950,000      950,000      44,736     50,486       56,709         26,976     32,726       38,949
   4     76,936     950,000    950,000      950,000      58,924     68,547       79,382         41,164     50,787       61,622
   5     98,633     950,000    950,000      950,000      72,733     87,240      104,238         54,973     69,480       86,478
   6    121,414     950,000    950,000      950,000      86,155    106,577      131,486         70,171     90,593      115,502
   7    145,335     950,000    950,000      950,000      99,171    126,561      161,351         84,963    112,353      147,143
   8    170,452     950,000    950,000      950,000     111,769    147,204      194,087         99,337    134,772      181,655
   9    196,824     950,000    950,000      950,000     123,926    168,506      229,970        113,270    157,850      219,314
  10    224,515     950,000    950,000      950,000     135,619    190,473      269,310        126,739    181,593      260,430
  15    385,177     950,000    950,000      950,000     194,237    321,576      547,675        194,237    321,576      547,675
  20    590,227     950,000    950,000    1,080,954     238,511    478,419    1,010,237        238,511    478,419    1,010,237
  25    851,929     950,000    950,000    1,866,143     258,986    667,384    1,777,279        258,986    667,384    1,777,279
  30  1,185,933     950,000    951,769    3,186,620     222,788    906,447    3,034,876        222,788    906,447    3,034,876
  35  1,612,217     950,000  1,281,178    5,351,855      57,501  1,220,169    5,097,005         57,501  1,220,169    5,097,005
  40  2,156,276          --  1,628,005    8,578,239          --  1,611,886    8,493,306             --  1,611,886    8,493,306
  45  2,850,648          --  2,126,025   14,261,268          --  2,126,025   14,261,268             --  2,126,025   14,261,268

(1) This information is for comparative purposes only. There is no such option available under your policy.

The above hypothetical investment results are illustrative only and you should not consider them to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and cash surrender value would be different from those shown if returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. We cannot represent that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

Illustration
Initial specified amount $950,000       Male -- insurance age 55 -- standard nonsmoker                Guaranteed costs assumed
Death benefit Option 1                 Female -- insurance age 55 -- preferred nonsmoker                Annual premium $17,000
        Premium(1)
        accumulated           Death benefit                         Policy value                     Cash surrender value
End of  with annual    assuming hypothetical gross           assuming hypothetical gross          assuming hypothetical gross
policy   interest      annual investment return of           annual investment return of          annual investment return of
year       at 5%        0%        6%          12%             0%         6%         12%             0%         6%         12%
   1     17,850     950,000    950,000      950,000      15,022     15,972       16,921             --         --           --
   2     36,593     950,000    950,000      950,000      29,654     32,489       35,440         11,894     14,729       17,680
   3     56,272     950,000    950,000      950,000      43,881     49,555       55,698         26,121     31,795       37,938
   4     76,936     950,000    950,000      950,000      57,688     67,170       77,849         39,928     49,409       60,089
   5     98,633     950,000    950,000      950,000      71,055     85,329      102,062         53,295     67,568       84,302
   6    121,414     950,000    950,000      950,000      83,955    104,022      128,515         67,971     88,038      112,531
   7    145,335     950,000    950,000      950,000      96,351    123,229      157,402         82,143    109,021      143,194
   8    170,452     950,000    950,000      950,000     108,190    142,917      188,924         95,758    130,485      176,492
   9    196,824     950,000    950,000      950,000     119,408    163,040      223,301        108,752    152,384      212,645
  10    224,515     950,000    950,000      950,000     129,929    183,544      260,778        121,049    174,664      251,898
  15    385,177     950,000    950,000      950,000     172,516    293,778      511,146        172,516    293,778      511,146
  20    590,227     950,000    950,000      978,565     177,122    401,727      914,546        177,122    401,727      914,546
  25    851,929     950,000    950,000    1,655,290      92,189    481,245    1,576,466         92,189    481,245    1,576,466
  30  1,185,933          --    950,000    2,743,292          --    478,935    2,612,659             --    478,935    2,612,659
  35  1,612,217          --    950,000    4,392,048          --    171,686    4,182,903             --    171,686    4,182,903
  40  2,156,276          --         --    6,723,067          --         --    6,656,502             --         --    6,656,502
  45  2,850,648          --         --   10,892,394          --         --   10,892,394             --         --   10,892,394

(1) This information is for comparative purposes only. There is no such option available under your policy.

The above hypothetical investment results are illustrative only and you should not consider them to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and cash surrender value would be different from those shown if returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. We cannot represent that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

Key Terms

These terms can help you understand details about your policy.


Accumulation unit: An accounting unit used to calculate the policy value of the subaccounts.

Attained insurance age: Each insured's insurance age plus the number of policy anniversaries since the policy date. Attained insurance age changes only on a policy anniversary.

Cash surrender value: Proceeds received if the policy is surrendered in full. The cash surrender value equals the policy value minus indebtedness, minus any applicable surrender charges.


Close of business: Closing time of the New York Stock Exchange, normally 3 p.m., Central time.

Code: The Internal Revenue Code of 1986, as amended.


Death benefit guarantee to age 100 (DBG-100): A feature of the policy guaranteeing that the policy will not lapse before the youngest insured's attained insurance age 100. This feature is in effect if you meet certain premium payment requirements.

Death benefit guarantee to age 100 (DBG-100) premium: The premium required to keep the DBG-100 in effect. The DBG-100 premium is shown in your policy. It depends on each insured's sex, insurance age, risk classification, optional insurance benefits added by rider and the initial specified amount.

Fixed account: The general investment account of IDS Life of New York. The fixed account is made up of all of IDS Life of New York's assets other than those held in any separate account.

Fixed account value: The portion of the policy value that is allocated to the fixed account, including indebtedness.

Funds: Mutual funds or portfolios, each with a different investment objective (See "The Funds.") Each of the subaccounts of the variable account invests in a specific one of these funds.

IDS Life of New York: In this prospectus, "we," "us," "our" and "IDS Life of New York" refer to IDS Life Insurance Company of New York.


Indebtedness: All existing loans on the policy plus interest that has either been accrued or added to the policy loan.


Insurance age: Each insured's age based upon his or her last birthday on the date of the application.

Insureds: The persons whose lives are insured by the policy.

Lapse: The policy ends without value and no death benefit will be paid.

Minimum initial premium period: A period of time during the early years of the policy when the policy will not lapse even if the cash surrender value is less than the amount needed to pay the monthly deduction. This feature is in effect if you meet certain premium payment requirements.


Monthly date: The same day each month as the policy date. If there is no monthly date in a calendar month, the monthly date is the first day of the next calendar month.

Net amount at risk: A portion of the death benefit, equal to the total current death benefit minus the policy value. This is the amount to which we apply cost of insurance rates in determining the monthly cost of insurance.

Net premium: The premium paid minus the premium expense charge.



Owner: The entity(ies) to which, or individual(s) to whom, we issue the policy, or to whom you subsequently transfer ownership. In the prospectus "you" and "your" refer to the owner.


Policy anniversary: The same day and month as the policy date each year the policy remains in force.

Policy date: The date we issue the policy and from which we determine policy anniversaries, policy years and policy months.

Policy value: The sum of the fixed account value plus the variable account value.

Proceeds: The amount payable under the policy as follows:


o Upon death of the last surviving insured prior to the youngest insured's attained insurance age 100, proceeds will be the death benefit in effect as of the date of that insured's death, minus any indebtedness.

o Upon the death of the last surviving insured on or after the youngest insured's attained insurance age 100, proceeds will be the greater of:

     -- the policy value on the date of death of the last surviving insured minus any indebtedness on the date of death of the last surviving insured's death.

     -- the policy value at the youngest insured's attained insurance age 100 minus any indebtedness on the date of the last surviving insured death.


o    On surrender of the policy, the proceeds will be the cash surrender value.


Risk classification: A group of insureds that IDS Life of New York expects will have similar mortality experience.


Scheduled premium: A premium you select at the time of application, of a level amount, at a fixed interval of time.


Specified amount: An amount we use to determine the death benefit and the proceeds payable upon death of the last surviving insured prior to the youngest insured's attained insurance age 100. We show the initial specified amount in your policy.

Subaccount(s): One or more of the investment divisions of the variable account, each of which invests in a particular fund.

Surrender charge: A contingent deferred issue and administration expense charge we assess against the policy value at the time of surrender during the first ten years of the policy.

Valuation date: A normal business day, Monday through Friday, on which the New York Stock Exchange is open. We set the value of each subaccount at the close of business on each valuation date.


Valuation period: The interval commencing at the close of business on each valuation date and ending at the close of business on the next valuation date.


Variable account: IDS Life of New York Account 8 consisting of subaccounts, each of which invests in a particular fund. The policy value in each subaccount depends on the performance of the particular fund.


Variable account value: The sum of the values that you allocate to the subaccounts of the variable account.

Financial Statements

You can find our audited financial statements and the audited financial statements of the subaccounts in the Statement of Additional Information (SAI).

(Back Cover)




Additional information about IDS Life of New York Account 8 (Registrant) is included in SAI. The SAI and personal illustrations of death benefits, cash surrender values, and policy values are available, without charge, upon request. To request the SAI or a personal illustration, or for other inquiries about the policies, contact your sales representative or IDS Life Insurance Company of New York at the phone and address listed below. The SAI dated the same date as this prospectus, is incorporated by reference into this prospectus.







IDS Life Insurance Company of New York
20 Madison Ave. Extension
Albany, NY 12203
(800) 541-2251
Web site address: americanexpress.com


You may review and copy information about the Registrant, including the SAI, at the SEC's Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Registrant are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov). Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfor@sec.gov, or by writing to the Public Reference Section of the SEC, 450 Fifth Street, N.W., Washington, D.C. 20549-0102.



Investment Company Act File #811-5213

Statement of Additional Information


May 1, 2003

IDS Life of New York
Variable
Second-To-Die
Life Insurance(SM)

AN INDIVIDUAL FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE INSURANCE POLICY

Issued by:      IDS Life Insurance Company of New York (IDS Life of New York)
                20 Madison Avenue Extension
                Albany, NY 12203
                Phone: (800) 541-2251
                Web site address: americanexpress.com

                IDS Life of New York Account 8

IDS Life of New York Account 8 is a separate account established and maintained by IDS Life Insurance Company of New York (IDS Life of New York).


This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and phone number above.

Table of Contents


Information about IDS Life of New York.....................


      Ownership............................................
      State Regulation.....................................
      Reports..............................................
      Rating Agencies......................................

Principal Underwriter......................................

Distribution of the Policy.................................

The Variable Account.......................................

Additional Information about the Operation
of the Policies............................................

      Additional Information on Payment Options............

Performance Information....................................

      Average Annual Total Return..........................
      Rates of Return of the Funds.........................
      Rates of Return of the Subaccounts...................
      Annualized Yield for a Subaccount
      Investing in a Money Market Fund.....................
      Annualized Yield for a Subaccount
      Investing in an Income Fund..........................

Independent Auditors.......................................

Financial Information......................................

Information about IDS Life of New York

We are a stock life insurance company organized under the laws of the State of New York in 1972. Our address is 20 Madison Avenue Extension, Albany, NY 12203.

We conduct a conventional life insurance business in the State of New York. We have been in the variable annuity business since 1968 and have sold a number of different variable annuity contracts and variable life insurance policies, utilizing other separate accounts, unit investment trusts and mutual funds.


OWNERSHIP


IDS Life of New York, a New York corporation is a wholly owned subsidiary of IDS Life Insurance Company (IDS Life), a Minnesota Corporation which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC). AEFC, a Delaware corporation, is a wholly-owned subsidiary of American Express Company.


The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services.

Besides managing investments for all funds in the American Express(R) Funds, AEFC also manages investments for itself and its subsidiaries, American Express Certificate Company and IDS Life. Total assets under management as of the most recent fiscal year were more than $__________ billion.

STATE REGULATION


We are subject to the laws of New York governing insurance companies and to regulation by the New York Department of Insurance. We file an annual statement in a prescribed form with New York's Department of Insurance. Our books and accounts are subject to review by the New York Department of Insurance at all times and a full examination of its operations is conducted periodically.


REPORTS

At least once a year we will mail to you, at your last known address of record, a report containing all information required by law or regulation, including a statement showing the current policy value.

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the policy. This information relates only to our general account and reflects our ability to pay the benefits promised under the policy.


For detailed information on the agency rating given to us, contact your sales representative, or view our current ratings by visiting the agency Web sites directly at:


A.M. Best                                              www.ambest.com
Fitch                                                  www.fitchratings.com
Moody's                                                www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.

Fitch (formerly Duff & Phelps) -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

Principal Underwriter


American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter of the policy, which it offers on a continuous basis. AEFA is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. (NASD). AEFA is an affiliate of IDS Life of New York, the sole distributor of the policy. Our representatives are licensed insurance and annuity agents and are registered with the NASD as representatives of AEFA.

AEFA currently pays underwriting commissions for its role as principal underwriter of all variable life insurance policies associated with this variable account. For the past three years, the aggregate dollar amount of underwriting commissions paid in its role as principal underwriter for the variable account has been: 200_: $_________; 200_: $__________; and ______:
$________. AEFA retains no underwriting commission from the sale of the policy.

Distribution of the Policy


We are the sole distributors of the policy. We pay our representatives a commission of up to 77% of the initial target, plus up to 3.3% of all premiums in excess of the target premium. Each year, we pay our representatives a service fee of .125% or less of the policy value, net of indebtedness. We pay additional commissions if an increase in coverage occurs.


The Variable Account


We established the variable account on Sept. 12, 1985, under New York law. It is registered as a single unit investment trust under the Investment Company Act of 1940. This registration does not involve any SEC supervision of the variable account's management or investment practices or policies.


The variable account meets the definition of a separate account under federal securities laws. Other variable life insurance policies that are not described in this prospectus also invest in subaccounts of the variable account.

Additional Information about the Operation of the Policies

ADDITIONAL INFORMATION ON PAYMENT OPTIONS


Option B -- Payments for a specified period: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

            Payment period                      Monthly payment per $1,000
                (years)                            placed under Option B

                   10                                     $9.61
                   15                                      6.87
                   20                                      5.51
                   25                                      4.71
                   30                                      4.18

We will furnish monthly amounts for other payment periods at your request, without charge.


Option C: Lifetime income: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 10, 15 or 20 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and adjusted age of the payee on that date. Adjusted age means the age of the payee (on the payee's nearest birthday) minus an adjustment as follows:

Calendar year                              Calendar year
of payee's birth        Adjustment         of payee's birth         Adjustment
Before 1920                 0                 1945-1949                6
1920-1924                   1                 1950-1959                7
1925-1929                   2                 1960-1969                8
1930-1934                   3                 1970-1979                9
1935-1939                   4                 1980-1989               10
1940-1944                   5                 After 1989              11

The amount of each monthly payment per $1,000 placed under this option will not be less than amounts shown in the next table.

We will furnish monthly amounts for any adjusted age not shown at your request, without charge.


Life income per $1,000 with payments guaranteed for

                                           10 years                       15 years                        20 years
Adjusted age payee                    Male        Female              Male        Female             Male           Female
50                                   $4.22        $3.89              $4.17        $3.86              $4.08          $3.82
55                                    4.62         4.22               4.53         4.18               4.39           4.11
60                                    5.14         4.66               4.96         4.57               5.71           4.44
65                                    5.81         5.22               5.46         5.05               5.02           4.79
70                                    6.61         5.96               5.96         5.60               5.27           5.12
75                                    7.49         6.89               6.38         6.14               5.42           5.35



Performance Information

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the SEC. An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the policy over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                        P(1 + T)(to the power of n) = ERV


where:     P    = a hypothetical initial payment of $1,000


           T    = average annual total return

           n    = number of years


           ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)


RATES OF RETURN OF THE FUNDS

In the following table are average annual rates of return based on the actual investment performance of the funds after deduction of applicable fund operating expenses (including the management fees, 12b-1 fees and other expenses) for the periods indicated assuming reinvestment of dividends and capital gains. These rates do not reflect charges that apply to the subaccounts or the policy and therefore do not illustrate how actual investment performance will affect policy benefits. If these charges were reflected, the illustrated rates of return would have been significantly lower. Past performance does not guarantee future results.


Average Annual Total Return for Period ending Dec. 31, 2002
                                                                                                                10 years or since
Fund                                                                      1 year        3 years       5 years     commencement
IDS Life Series Fund, Inc. --
      Equity Portfolio (1/86)                                               %             %             %               %
      Equity Income Portfolio (6/99)
      Government Securities Portfolio (1/86)
      Income Portfolio (1/86)
      International Equity Portfolio (10/94)
      Managed Portfolio (1/86)
      Money Market Portfolio (1/86)

 AXP(R) Variable Portfolio -
      Blue Chip Advantage Fund (9/99)
      Bond Fund (10/81)
      Capital Resource Fund (10/81)
      Cash Management Fund (10/81)
      Diversified Equity Income Fund (9/99)
      Emerging Markets Fund (5/00)
      Extra Income Fund (5/96)
      Federal Income Fund (9/99)
      Global Bond Fund (5/96)
      Growth Fund (9/99)
      International Fund (1/92)
      Managed Fund (4/86)
      New Dimensions Fund(R) (5/96)
      S&P 500 Index Fund (5/00)(1)
      Small Cap Advantage Fund (9/99)(1)
      Strategy Aggressive Fund (1/92)(1)
 AIM V.I.
      Capital Appreciation Fund, Series I Shares (5/93)
      Capital Development Fund, Series I Shares (5/98)
      Core Equity Fund, Series I Shares (5/94)
 American Century(R) Variable Portfolios, Inc.
      VP International, Class I (5/94)
      VP Value, Class I (5/96)
 Calvert Variable Series, Inc.
      Social Balanced Portfolio (9/86)
 Credit Suisse Trust
      Emerging Growth Portfolio (9/99)
      Small Cap Growth Portfolio (6/95)
 Fidelity(R) VIP
      Growth & Income Portfolio Service Class (12/96)
      Mid Cap Portfolio Service Class (12/98)
      Overseas Portfolio Service Class (1/87)
 FTVIPT
      Franklin Real Estate Fund - Class 2 (1/89)
      Franklin Small Cap Value Securities Fund - Class 2 (5/98)
      Templeton Foreign Securities Fund - Class 2 (5/92)
      Templeton International Smaller Companies Fund - Class 2 (5/96) Goldman Sachs VIT
      CORE(SM) Small Cap Equity Fund (2/98)
      CORE(SM) U.S. Equity Fund (2/98)
      Mid Cap Value Fund (5/98)
 Janus Aspen Series
      Aggressive Growth Portfolio: Service Shares (9/93)
      Global Technology Portfolio: Service Shares (1/00)
      International Growth Portfolio: Service Shares (5/94)

 Lazard Retirement Series
      International Equity Portfolio (9/98)
 MFS(R)
      Investors Growth Stock Series - Service Class (5/99)
      New Discovery Series - Service Class (5/98)
 Putnam Variable Trust
      Putnam VT High Yield Fund - Class IB Shares (2/88)
      Putnam VT International New Opportunities Fund - Class IB Shares (1/97) Putnam VT New Opportunities Fund - Class IA Shares (5/94)
      Putnam VT Vista Fund - Class IB Shares (1/97)
 Royce Capital Fund
      Micro-Cap Portfolio (12/96)
 Third Avenue
      Value Portfolio (9/99)
 Wanger
      International Small Cap (5/95)(1)
      U.S. Smaller Companies (5/95)(1)


RATES OF RETURN OF THE SUBACCOUNTS

This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began in investing in the funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.


Average annual rates of return in the following tables reflect all fund operating expenses and the mortality and expense risk charge. In the first table, the rates of return also reflect the 9.5% premium expense charge. In the second table the rates of return do not reflect the 9.5% premium expense charge. In both tables the rates of return do not reflect the surrender charge or monthly deduction. If these charges were reflected, the illustrated rates of return would have been lower.

Average Annual Total Return Reflecting the 9.5% Premium Expense Charge For
Period Ending Dec. 31, 2002
                                                   Performance since                         Performance since
                                             commencement of the subaccount              commencement of the fund
                                                                        Since                                    Since
Subaccount  Investing in                1 year   5 years  10 years   commencement   1 year   5 years 10 years commencement




           [to be updated by amendment]

Average Annual Total Return Without Reflecting the 9.5% Premium Expense
Charge For Period Ending Dec. 31, 2002
                                                   Performance since                         Performance since
                                             commencement of the subaccount              commencement of the fund
                                                                        Since                                      Since
Subaccount  Investing in                1 year   5 years  10 years   commencement   1 year   5 years 10 years commencement




           [to be updated by amendment]

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND

Annualized Simple Yield

For a subaccount investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

(b)  less a pro rata share of the subaccount expenses accrued over the period;

(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

(d)  multiplying the base period return by 365/7.

The subaccount's value includes:

o    any declared dividends,

o the value of any shares purchased with dividends paid during the period, and

o    any dividends declared for such shares.

It does not include:

o    the effect of any applicable surrender charge, or

o    any realized or unrealized gains or losses.

Annualized Compound Yield

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)(to the power of 365/7)] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with a fixed account) that fixed accounts often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the policy provides.

Annualized Yield Based on the Seven-Day Period Ending Dec. 31, 2002


Subaccount    Investing in:                                                Simple yield      Compound yield
YCM           AXP(R) Variable Portfolio - Cash Management Fund                  %                  %


ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

         YIELD = 2[(a - b + 1)(to the power of 6) - 1]
                 -------------------------------------
                      cd

where:

a = dividends and investment income earned during the period

b = expenses accrued for the period (net of reimbursements)

c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends

d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

Annualized Yield Based on the 30-Day Period Ended Dec. 31, 2002


Subaccount      Investing in:                                         Yield
YBD             AXP(R)Variable Portfolio - Bond Fund                   __%
YEX             AXP(R)Variable Portfolio - Extra Income Fund           __
YFI             AXP(R)Variable Portfolio - Federal Income Fund         __
YGB             AXP(R)Variable Portfolio - Global Bond Fund            __


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable life insurance illustrations they publish or prepare.

The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

Independent Auditors

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 220 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

Financial Information


Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of IDS Life Insurance Company of New York at Dec. 31, 200_ and 200_, and for each of the three years in the period ended Dec. 31, 200_, and the individual financial statements of the segregated asset subaccounts of the IDS Life of New York Variable Second-to-Die Life Insurance at Dec. 31, 200_, and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the prospectus in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.


[Updated Financial Information to be Provided on Amendment]

Statement of Additional Information


May 1, 2003

IDS Life of New York
Succession Select(SM)
Variable Life Insurance

AN INDIVIDUAL FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE INSURANCE POLICY

Issued by:          IDS Life Insurance Company of New York
                    20 Madison Avenue Extension
                    Albany, NY 12203
                    Phone: (800) 541-2251
                    Web site address: americanexpress.com

                    IDS Life of New York Account 8

IDS Life of New York Account 8 is a separate account established and maintained by IDS Life Insurance Company of New York (IDS Life of New York).


This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and phone number above.

Table of Contents


Information about IDS Life of New York.....................


      Ownership............................................
      State Regulation.....................................
      Reports..............................................
      Rating Agencies......................................

Principal Underwriter......................................

Distribution of the Policy.................................

The Variable Account.......................................

Additional Information about the Operation
of the Policies............................................

      Additional Information on Payment Options............

Performance Information....................................

      Average Annual Total Return..........................
      Rates of Return of the Funds.........................
      Rates of Return of the Subaccounts...................
      Annualized Yield for a Subaccount
      Investing in a Money Market Fund.....................
      Annualized Yield for a Subaccount
      Investing in an Income Fund..........................

Independent Auditors.......................................

Financial Information......................................

Information about IDS Life of New York

We are a stock life insurance company organized under the laws of the State of New York in 1972. Our address is 20 Madison Avenue Extension, Albany, NY 12203.

We conduct a conventional life insurance business in the State of New York. Our affiliate, IDS Life Insurance Company (IDS Life) has been in the variable annuity business since 1968 and have sold a number of different variable annuity contracts and variable life insurance policies, utilizing other separate accounts, unit investment trusts and mutual funds.


OWNERSHIP


IDS Life of New York, a New York corporation is a wholly owned subsidiary of IDS Life, a Minnesota Corporation which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC). AEFC, a Delaware corporation, is a wholly-owned subsidiary of American Express Company.


The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services.

Besides managing investments for all funds in the American Express(R) Funds, AEFC also manages investments for itself and its subsidiaries, American Express Certificate Company and IDS Life. Total assets under management as of the most recent fiscal year were more than $_______ billion.

STATE REGULATION


We are subject to the laws of New York governing insurance companies and to regulation by the New York Department of Insurance. We file an annual statement in a prescribed form with New York's Department of Insurance. Our books and accounts are subject to review by the New York Department of Insurance at all times and a full examination of its operations is conducted periodically.


REPORTS

At least once a year we will mail to you, at your last known address of record, a report containing all information required by law or regulation, including a statement showing the current policy value.

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the policy. This information relates only to our general account and reflects our ability to pay the benefits promised under the policy.


For detailed information on the agency rating given to us, contact your sales representative, or view our current ratings by visiting the agency Web sites directly at:


A.M. Best                                               www.ambest.com
Fitch                                                   www.fitchratings.com
Moody's                                                 www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.

Fitch (formerly Duff & Phelps) -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

Principal Underwriter


American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter of the policy, which it offers on a continuous basis. AEFA is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. (NASD). AEFA is an affiliate of IDS Life of New York, the sole distributor of the policy. Representatives of IDS Life of New York are licensed insurance and annuity agents and are registered with the NASD as representatives of AEFA.

AEFA currently pays underwriting commissions for its role as principal underwriter of all variable life insurance policies associated with this variable account. For the past three years, the aggregate dollar amount of underwriting commissions paid in its role as principal underwriter for the variable account has been: 200_: $_________; 200_: $__________; and ______:
$________. AEFA retains no underwriting commission from the sale of the policy.

Distribution of the Policy


We are the sole distributors of the policy. We pay our representatives a commission of up to 81% of the initial target premium (annualized), plus up to 4.8% of all premiums in excess of the target premium. At the end of policy years one through ten, we pay our representatives a service fee of .125% or less of the policy value, net of indebtedness. We pay additional commissions if an increase in coverage occurs.


The Variable Account


We established the variable account on Sept. 12, 1985, under New York law. It is registered as a single unit investment trust under the Investment Company Act of 1940. This registration does not involve any SEC supervision of the variable account's management or investment practices or policies.


The variable account meets the definition of a separate account under federal securities laws. Other variable life insurance policies that are not described in this prospectus also invest in subaccounts of the variable account.

Additional Information about the Operation of the Policies

ADDITIONAL INFORMATION ON PAYMENT OPTIONS


Option B -- Payments for a specified period: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:


             Payment period                     Monthly payment per $1,000.00
                 (years)                            placed under Option B
                    10                                    $9.61
                    15                                     6.87
                    20                                     5.51
                    25                                     4.71
                    30                                     4.18

We will furnish monthly amounts for other payment periods at your request, without charge.


Option C: Lifetime income: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for five, ten or 15 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and age of the payee on that date.

Option C Table

                                                     Life Income per $1,000 with payments guaranteed for

Age           Beginning                     5 years                       10 years                           15 years
payee         in year                 Male        Female              Male        Female                Male         Female
65              2005                 $ 5.28        $4.68              $5.16        $4.63                $4.96         $4.54
                2010                   5.19         4.61               5.08         4.57                 4.90          4.49
                2015                   5.11         4.55               5.01         4.51                 4.84          4.43
                2020                   5.03         4.49               4.94         4.45                 4.78          4.39
                2025                   4.95         4.43               4.87         4.40                 4.73          4.34
                2030                   4.88         4.38               4.81         4.35                 4.68          4.30
70              2005                   6.15         5.37               5.88         5.26                 5.49          5.07
                2010                   6.03         5.28               5.79         5.18                 5.42          5.00
                2015                   5.92         5.19               5.70         5.10                 5.36          4.94
                2020                   5.81         5.10               5.61         5.03                 5.30          4.88
                2025                   5.71         5.03               5.53         4.96                 5.24          4.83
                2030                   5.61         4.95               5.45         4.89                 5.18          4.77
75              2005                   7.30         6.36               6.74         6.09                 6.01          5.67
                2010                   7.14         6.23               6.63         5.99                 5.95          5.60
                2015                   6.99         6.10               6.52         5.89                 5.90          5.54
                2020                   6.84         5.99               6.42         5.79                 5.84          5.47
                2025                   6.71         5.88               6.32         5.71                 5.78          5.41
                2030                   6.58         5.78               6.23         5.62                 5.73          5.35
85              2005                  10.68         9.65               8.52         8.14                 6.73          6.64
                2010                  10.45         9.41               8.44         8.04                 6.72          6.62
                2015                  10.22         9.19               8.36         7.93                 6.70          6.59
                2020                  10.00         8.98               8.27         7.83                 6.68          6.57
                2025                   9.79         8.78               8.19         7.74                 6.67          6.54
                2030                   9.60         8.59               8.11         7.64                 6.65          6.52



Performance Information

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the SEC. An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the policy over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                        P(1 + T)(to the power of n) = ERV


where:            P   =  a hypothetical initial payment of $1,000


                  T   =  average annual total return

                  n   =  number of years


                  ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

RATES OF RETURN OF THE FUNDS

In the following table are average annual rates of return based on the actual investment performance of the funds after deduction of applicable fund operating expenses (including the management fees, 12b-1 fees and other expenses) for the periods indicated assuming reinvestment of dividends and capital gains. These rates do not reflect charges that apply to the subaccounts or the policy and therefore do not illustrate how actual investment performance will affect policy benefits. If these charges were reflected, the illustrated rates of return would have been significantly lower. Past performance does not guarantee future results.

Average Annual Total Return for Period ending Dec. 31, 2002
                                                                                                                10 years or since
Fund                                                                      1 year        3 years       5 years     commencement
AXP(R) Variable Portfolio -
      Blue Chip Advantage Fund (9/99)(1)                                   %              %             %            %
      Bond Fund (10/81)(1)
      Capital Resource Fund (10/81)(1)
      Cash Management Fund (10/81)(1)

      Diversified Equity Income Fund (9/99)(1)
      Emerging Markets Fund (5/00)(1)
      Equity Select Fund (5/01)(1)
      Extra Income Fund (5/96)(1)
      Federal Income Fund (9/99)(1)
      Global Bond Fund (5/96)(1)
      Growth Fund (9/99)(1)
      International Fund (1/92)(1)
      Managed Fund (4/86)(1)
      New Dimensions Fund(R) (5/96)(1)
      Partners Small Cap Value Fund (8/01)(1)
      S&P 500 Index Fund (5/00)(1)
      Small Cap Advantage Fund (9/99)(1)
      Stock Fund (8/01)(1)
      Strategy Aggressive Fund (1/92)(1)
AIM V.I.
      Capital Appreciation Fund, Series II Shares (5/93)(1),(4)
      Capital Development Fund, Series II Shares (5/98)(1),(4)
Alliance VP
      AllianceBernstein International Value Portfolio
      (Class B) (5/01)(1),(5)
      Growth and Income Portfolio (Class B) (1/91)(1),(6)
American Century(R) Variable Portfolios, Inc.
      VP International, Class II (5/94)(1),(7)
      VP Value, Class II (5/96)(1),(7)
Calvert Variable Series, Inc.
      Social Balanced Portfolio (9/86)(1)
Evergreen VA
      Capital Growth Fund -- Class 2 Shares (3/98)(1),(8)

Fidelity(R) VIP
      Growth & Income Portfolio Service Class 2 (12/96)(1),(9)
      Mid Cap Portfolio Service Class 2 (12/98)(1),(9)
      Overseas Portfolio Service Class 2 (1/87)(1),(9)
FTVIPT
      Franklin Real Estate Fund - Class 2 (1/89)(1),(4),(10)
      Franklin Small Cap Value Securities Fund - Class 2 (5/98)(1),(10) Mutual Shares Securities Fund - Class 2 (11/96)(1),(10)

Goldman Sachs VIT
      CORE(SM) U.S. Equity Fund (2/98)(1),(11)
      Mid Cap Value Fund (5/98)(1)
INVESCO VIF
      Dynamics Fund (8/97)(1)
      Financial Services Fund (9/99)(1)
      Technology Fund (5/97)(1)
      Telecommunications Fund (9/99)(1)
Janus Aspen Series
      Global Technology Portfolio: Service Shares (1/00)(1),(12)
      International Growth Portfolio: Service Shares (5/94)(1),(12),(13)
Lazard Retirement Series
      International Equity Portfolio (9/98)(1)
(MFS(R)
      Investors Growth Stock Series - Service Class (5/99)(1),(14)
      New Discovery Series - Service Class (5/98)(1),(14)
      Utilities Series - Service Class (1/95)(1),(14)
Pioneer VCT
      Pioneer Equity Income VCT Portfolio - Class II Shares (3/95)(1),(15) Pioneer Europe VCT Portfolio - Class II Shares (10/98)(1),(16)
Putnam Variable Trust
      Putnam VT Health Sciences Fund - Class IB Shares (4/98)(1),(17)
      Putnam VT International Growth Fund - Class IB Shares (1/97)(1),(17),(18) Putnam VT Vista Fund - Class IB Shares (1/97)(1),(17),(18)
Strong Funds
      Strong Opportunity Fund II - Advisor Class (5/92)(1),(19)
Wanger
      International Small Cap (5/95)(1)
      U.S. Smaller Companies (5/95)(1)

Wells Fargo VT
      Asset Allocation Fund (4/94)(1),(20)
      International Equity Fund (7/00)(1)
      Small Cap Growth Fund (5/95)(1),(21)

RATES OF RETURN OF THE SUBACCOUNTS

This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began in investing in the funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.


Average annual rates of return in the following tables reflect all fund operating expenses and the mortality and expense risk charge. In the first table, the rates of return also reflect the 3.5% premium expense charge. In the second table the rates of return do not reflect the 3.5% premium expense charge. In both tables the rates of return do not reflect the surrender charge or monthly deduction. If these charges were reflected, the illustrated rates of return would have been lower.

Average Annual Total Return Reflecting the 3.5% Premium Expense Charge For
Period Ending Dec. 31, 2002
                                                          Performance since                         Performance since
                                                      commencement of the subaccount              commencement of the fund
                                                                                  Since                                    Since
Subaccount  Investing in                          1 year   5 years  10 years   commencement   1 year   5 years 10 years commencement
       AXP(R) Variable Portfolio -
YBC      Blue Chip Advantage Fund
         (11/00; 9/99)(1)                            %         %        %           %            %         %       %       %
YBD      Bond Fund (11/00; 10/81)(1)
YCR      Capital Resource Fund (11/00; 10/81)(1)
YCM      Cash Management Fund (11/00; 10/81)(1)
YDE      Diversified Equity Income Fund
         (5/00; 9/99)(1)
YEM      Emerging Markets Fund (5/00; 5/00)(1)
FES      Equity Select Fund (5/02; 5/01)(1)
YEX      Extra Income Fund (5/00; 5/96)(1)
YFI      Federal Income Fund (5/00; 9/99)(1)
YGB      Global Bond Fund (5/00; 5/96)(1)
YGR      Growth Fund (5/00; 9/99)(1)
YIE      International Fund (5/00; 1/92)(1)
YMF      Managed Fund (5/00; 4/86)(1)
YND      New Dimensions Fund(R) (11/99; 5/96)(1)
YPS      Partners Small Cap Value Fund
         (5/02; 8/01)(1)
YIV      S&P 500 Index Fund (5/00; 5/00)(1)
YSM      Small Cap Advantage Fund (5/00; 9/99)(1)
YST      Stock Fund (5/02; 8/01)(1)
YSA      Strategy Aggressive Fund (5/00; 1/92)(1)
       AIM V.I.
YAC      Capital Appreciation Fund,
         Series II Shares (5/02; 5/93)(1),(4)
YAD      Capital Development Fund,
         Series II Shares (5/02; 5/98)(1),(4)
       Alliance VP
YAB      AllianceBernstein International
         Value Portfolio (Class B)
         (5/02; 5/01)(1),(5)
YAL      Growth and Income Portfolio
         (Class B) (5/02; 1/91)(1),(6)

           American Century(R) Variable Portfolios, Inc.
YAI          VP International, Class II (5/02; 5/94)(1),(7)
YAV          VP Value, Class II (5/02; 5/96)(1),(7)
           Calvert Variable Series, Inc.
YSB          Social Balanced Portfolio (5/00; 9/86)(1)
           Evergreen VA
YCG          Capital Growth Fund, Class L Shares
             (5/02; 3/98)(1),(8)
           Fidelity(R) VIP
YFG          Growth & Income Portfolio
             Service Class 2 (5/02; 12/96)(1),(9)
YFM          Mid Cap Portfolio Service Class 2
             (5/02; 12/98)(1),(9)
YFO          Overseas Portfolio Service Class 2
             (5/02; 1/87)(1),(9)
           FTVIPT
YRE          Franklin Real Estate Fund - Class 2
             (5/00; 1/89)(1),(10)
YSV          Franklin Small Cap Value Securities Fund -
             Class 2 (5/00; 5/98)(1),(10)
YMS          Mutual Shares Securities Fund -
             Class 2 (5/02; 11/96)(1),(10)
           Goldman Sachs VIT
YUE          CORE(SM) U.S. Equity Fund (5/00; 2/98)(1),(11)
YMC          Mid Cap Value Fund (5/00; 5/98)(1)
           INVESCO VIF
YID          Dynamics Fund (5/02; 8/97)(1)
YFS          Financial Services Fund (5/02; 9/99)(1)
YTC          Technology Fund (5/02; 5/97)(1)
YTL          Telecommunications Fund (5/02; 9/99)(1)
           Janus Aspen Series
YGT          Global Technology Portfolio:
             Service Shares (5/00; 1/00)(1),(12)
YIG          International Growth Portfolio:
             Service Shares (5/00; 5/94)(1),(12),(13)
           Lazard Retirement Series
YIP          International Equity Portfolio (5/00; 9/98)(1)
           MFS(R)
YGW          Investors Growth Stock Series -
             Service Class (5/00; 5/99)(1),(14)
YDS          New Discovery Series -
             Service Class (5/00; 5/98)(1),(14)
YUT          Utilities Series - Service Class
             (5/02; 1/95)(1),(14)

           Pioneer VCT
YPE          Pioneer Equity Income VCT Portfolio -
             Class II Shares (5/02; 3/95)(1),(15)
YEU          Pioneer Europe VCT Portfolio -
             Class II Shares (5/02; 10/98)(1),(16)
           Putnam Variable Trust
YHS          Putnam VT Health Sciences Fund -
             Class IB Shares (5/02; 4/98)(1),(17)
YPI          Putnam VT International Growth
             Fund - Class IB Shares (5/02; 1/97)(1),(17),(18)
YVS          Putnam VT Vista Fund -
             Class IB Shares (5/00; 1/97)(1),(17),(18)
           Strong Funds
YSO          Strong Opportunity Fund II - Advisor Class
             (5/02; 5/92)(1),(19)
           Wanger
YIC          International Small Cap (5/00; 5/95)(1)
YSP          U.S. Smaller Companies (5/00; 5/95)(1)
           Wells Fargo VT
YAA          Asset Allocation Fund (5/02; 4/94)(1),(20)
YWI          International Equity Fund (5/02; 7/00)(1)
YWS          Small Cap Growth Fund (5/02; 5/95)(1),(21)

Average Annual Total Return Without Reflecting the 3.5% Premium Expense
Charge For Period Ending Dec. 31, 2002
                                                           Performance since                         Performance since
                                                      commencement of the subaccount              commencement of the fund
                                                                                  Since                                    Since
Subaccount  Investing in                          1 year   5 years  10 years   commencement   1 year   5 years 10 years commencement
       AXP(R) Variable Portfolio -
YBC      Blue Chip Advantage Fund
         (11/00; 9/99)(1)                            %         %        %           %            %         %       %       %
 YBD     Bond Fund (11/00; 10/81)(1)
 YCR     Capital Resource Fund (11/00; 10/81)(1)
 YCM     Cash Management Fund (11/00; 10/81)(1)
 YDE     Diversified Equity Income Fund
         (5/00; 9/99)(1)
 YEM     Emerging Markets Fund (5/00; 5/00)(1)
 FES     Equity Select Fund (5/02; 5/01)(1)
 YEX     Extra Income Fund (5/00; 5/96)(1)
 YFI     Federal Income Fund (5/00; 9/99)(1)
 YGB     Global Bond Fund (5/00; 5/96)(1)
 YGR     Growth Fund (5/00; 9/99)(1)
 YIE     International Fund (5/00; 1/92)(1)
 YMF     Managed Fund (5/00; 4/86)(1)
 YND     New Dimensions Fund(R) (11/99; 5/96)(1)
 YPS     Partners Small Cap Value Fund
         (5/02; 8/01)(1)
 YIV     S&P 500 Index Fund (5/00; 5/00)(1)
 YSM     Small Cap Advantage Fund (5/00; 9/99)(1)

 YST         Stock Fund (5/02; 8/01)(1)
 YSA         Strategy Aggressive Fund (5/00; 1/92)(1)
           AIM V.I.
 YAC         Capital Appreciation Fund,
             Series II Shares (5/02; 5/93)(1),(4)
 YAD         Capital Development Fund,
             Series II Shares (5/02; 5/98)(1),(4)
           Alliance VP
 YAB         AllianceBernstein International Value Portfolio
             (Class B) (5/02; 5/01)(1),(5)
 YAL         Growth and Income Portfolio
             (Class B) (5/02; 1/91)(1),(6)
           American Century(R) Variable Portfolios, Inc.
 YAI         VP International, Class II (5/02; 5/94)(1),(7)
  YAV        VP Value, Class II (5/02; 5/96)(1),(7)
           Calvert Variable Series, Inc.
 YSB         Social Balanced Portfolio (5/00; 9/86)(1)
           Evergreen VA
 YCG         Capital Growth Fund, Class L Shares
             (5/02; 3/98)(1),(8)
           Fidelity(R) VIP
 YFG         Growth & Income Portfolio
             Service Class 2 (5/02; 12/96)(1),(9)
 YFM         Mid Cap Portfolio Service Class 2
             (5/02; 12/98)(1),(9)
 YFO         Overseas Portfolio Service Class 2
             (5/02; 1/87)(1),(9)
           FTVIPT
 YRE         Franklin Real Estate Fund - Class 2
             (5/00; 1/89)(1),(10)
 YSV         Franklin Small Cap Value Securities Fund -
             Class 2 (5/00; 5/98)(1),(10)
 YMS         Mutual Shares Securities Fund -
             Class 2 (5/02; 11/96)(1),(10)
           Goldman Sachs VIT
 YUE         CORE(SM) U.S. Equity Fund (5/00; 2/98)(1),(11)
 YMC         Mid Cap Value Fund (5/00; 5/98)(1)
           INVESCO VIF
 YID         Dynamics Fund (5/02; 8/97)(1)
 YFS         Financial Services Fund (5/02; 9/99)(1)
 YTC         Technology Fund (5/02; 5/97)(1)
 YTL         Telecommunications Fund (5/02; 9/99)(1)

           Janus Aspen Series
 YGT         Global Technology Portfolio:
             Service Shares (5/00; 1/00)(1),(12)
 YIG         International Growth Portfolio:
             Service Shares (5/00; 5/94)(1),(12),(13)
           Lazard Retirement Series
 YIP         International Equity Portfolio (5/00; 9/98)(1)
           MFS(R)
 YGW         Investors Growth Stock Series -
             Service Class (5/00; 5/99)(1),(14)
 YDS         New Discovery Series -
             Service Class (5/00; 5/98)(1),(14)
 YUT         Utilities Series - Service Class
             (5/02; 1/95)(1),(14)
           Pioneer VCT
 YPE         Pioneer Equity Income VCT Portfolio -
             Class II Shares (5/02; 3/95)(1),(15)
 YEU         Pioneer Europe VCT Portfolio -
             Class II Shares (5/02; 10/98)(1),(16)
           Putnam Variable Trust
 YHS         Putnam VT Health Sciences Fund -
             Class IB Shares (5/02; 4/98)(1),(17)
 YPI         Putnam VT International Growth
             Fund - Class IB Shares (5/02; 1/97)(1),(17),(18)
 YVS         Putnam VT Vista Fund -
             Class IB Shares (5/00; 1/97)(1),(17),(18)
           Strong Funds
 YSO         Strong Opportunity Fund II - Advisor Class
             (5/02; 5/92)(1),(19)
           Wanger
 YIC         International Small Cap (5/00; 5/95)(1)
 YSP         U.S. Smaller Companies (5/00; 5/95)(1)
           Wells Fargo VT
 YAA         Asset Allocation Fund (5/02; 4/94)(1),(20)
 YWI         International Equity Fund (5/02; 7/00)(1)
 YWS         Small Cap Growth Fund (5/02; 5/95)(1),(21)

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND

Annualized Simple Yield

For a subaccount investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

(b)  less a pro rata share of the subaccount expenses accrued over the period;

(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

(d)  multiplying the base period return by 365/7.

The subaccount's value includes:

o    any declared dividends,

o the value of any shares purchased with dividends paid during the period, and

o    any dividends declared for such shares.

It does not include:

o    the effect of any applicable surrender charge, or

o    any realized or unrealized gains or losses.

Annualized Compound Yield

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)(to the power of 365/7)] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with a fixed account) that fixed accounts often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the policy provides.

Annualized Yield Based on the Seven-Day Period Ending Dec. 31, 2002


Subaccount    Investing in:                                      Simple yield   Compound yield
YCM           AXP(R) Variable Portfolio - Cash Management Fund         %              %


ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

         YIELD = 2[(a - b + 1)(to the power of 6) - 1]
                 -------------------------------------
                       cd
where:

a =    dividends and investment income earned during the period

b =    expenses accrued for the period (net of reimbursements)

c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends

d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

Annualized Yield Based on the 30-Day Period Ended Dec. 31, 2002


Subaccount     Investing in:                                           Yield
YBD           AXP(R) Variable Portfolio - Bond Fund                     __%
YEX           AXP(R) Variable Portfolio - Extra Income Fund             __
YFI           AXP(R) Variable Portfolio - Federal Income Fund           __
YFGB          AXP(R) Variable Portfolio - Global Bond Fund              __


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable life insurance illustrations they publish or prepare.

The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

Independent Auditors

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 220 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

Financial Information


Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of IDS Life Insurance Company at Dec. 31, 200_ and 200_, and for each of the three years in the period ended Dec. 31, 200_, and the individual financial statements of the segregated asset subaccounts of the IDS Life of New York Account 8 - IDS Life of New York Succession SelectSM Variable Life Insurance at Dec. 31, 200_, and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the prospectus in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.


[Updated Financial Information to be Provided on Amendment]

                            PART C: OTHER INFORMATION

Item 27. Exhibits - Except as noted below, all required exhibits have been previously filed and are incorporated by reference from prior Registration Statements of the Depositor.

(a)(1) Resolution of Board of Directors of IDS Life of New York authorizing the Trust, adopted September 12, 1985, filed as Exhibit 1.A.(1) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11 , File No. 33-15290 is incorporated herein by reference.

(b)       Not applicable.

(c)(1) Form of Explanation of New York Sales Agreement filed electronically as an Exhibit to Amendment No. 3 to the Registration Statement to Form N-8B-2, File No. 811-05213 is incorporated herein by reference.

(c)(2) Form of Personal Financial Planner's Agreement with IDS Financial Services Inc. filed electronically as an Exhibit to Amendment No. 3 to the Registration Statement to Form N-8B-2, File No. 811-05213 is incorporated herein by reference.

(c)(3)    Form of Personal Financial Planner's Agreement with IDS Life
          Insurance Company of New York filed electronically as an Exhibit to Amendment No. 3 to the Registration Statement to Form N-8B-2, File No. 811-05213 is incorporated herein by reference.

(c)(4) Form of Field Trainer's Rider to Personal Financial Planner's Agreement filed electronically as an Exhibit to Amendment No. 3 to the
          Registration   Statement  to  Form  N-8B-2,   File  No.  811-05213  is
          incorporated herein by reference.

(c)(5) Form of District Manager's Rider to Personal Financial Planner's Agreement filed electronically as an Exhibit to Amendment No. 3 to the
          Registration   Statement  to  Form  N-8B-2,   File  No.  811-05213  is
          incorporated herein by reference.

(c)(6) Form of New York District Manager - Insurance Rider to Personal Financial Planner Agreement filed electronically as an Exhibit to Amendment No. 3 to the Registration Statement to Form N-8B-2, File No. 811-05213 is incorporated herein by reference.

(c)(7) Form of Division Manager's Agreement with IDS Financial Services Inc. filed electronically as an Exhibit to Amendment No. 3 to the
          Registration   Statement  to  Form  N-8B-2,   File  No.  811-05213  is
          incorporated herein by reference.

(c)(8) Form of New York Division Manager - Insurance Rider to Division Manager's Agreement with IDS Financial Services Inc. filed electronically as an Exhibit to Amendment No. 3 to the Registration Statement to Form N-8B-2, File No. 811-05213 is incorporated herein by reference.

(c)(9) Form of Field President Agreement with American Express Financial Advisors Inc. filed electronically as an Exhibit to Amendment No. 3 to the Registration Statement to Form N-8B-2, File No. 811-05213 is incorporated herein by reference.

(c)(10) Form of Recruiting and Training Manager License Agreement with IDS Life Insurance Company of New York filed electronically as an Exhibit to Amendment No. 3 to the Registration Statement to Form N-8B-2, File No. 811-05213 is incorporated herein by reference.

(c)(11) Form of Group Vice President Agreement with American Express Financial Advisors Inc filed electronically as an Exhibit to Amendment No. 3 to the Registration Statement to Form N-8B-2, File No. 811-05213 is incorporated herein by reference.

(c)(12) Form of IDS Paraplanner License Agreement with IDS Life Insurance Company of New York filed electronically as an Exhibit to Amendment No. 3 to the Registration Statement to Form N-8B-2, File No. 811-05213 is incorporated herein by reference.

(d)(1) Flexible Premium Variable Life Insurance Policy (SPVL) filed electronically as an Exhibit to the Original Registration Statement on Form S-6 (File No. 33-11165) on or about December 31, 1986 is incorporated herein by reference.

(d)(2) Flexible Premium Survivorship Variable Life Insurance Policy filed electronically as an Exhibit to Amendment No. 4 to Registration Statement to Form N-8B-2, File No. 811-05213 is incorporated herein by reference.

(e)(1) Form of Application for the Flexible Premium Survivorship Variable Life Insurance Policy filed an as Exhibit to Registrant's Form N-8B-2 Amendment No. 1, File No. 811-05213 is incorporated herein by reference.

(f)(1) Certificate of Incorporation of IDS Life Insurance Company of New York, dated July 23, 1957 filed as an Exhibit to Registrant's Form N-8B-2 (File No. 811-05213) as Amendment No. 3 to the Registration Statement.

(f)(2) Amended By-Laws of IDS Life Insurance Company of New York filed as an Exhibit to Registrant's Form N-8B-2 (File No. 811-05213) as Amendment No. 3 to the Registration Statement.

(h)(1)   Copy of Participation Agreement dated October 7, 1996 between IDS
         Life Insurance Company of New York and AIM Variable Insurance Funds, Inc. and AIM Distributors, Inc., filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

(h)(2) Copy of Participation Agreement dated July 31, 1996 between IDS Life Insurance Company of New York and TCI Portfolios, Inc. and Investors Research Corporation filed electronically as Exhibit 8.5 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

(h)(3) Copy of Participation Agreement dated April 14, 2000 by and among Calvert Variable Series, Inc. and Calvert Asset Management Co. and Calvert Distributors Inc. and IDS Life Insurance Company of New York, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(4)   Copy of Participation Agreement between IDS Life Insurance Company of New York and Warburg Pincus Trust and Warburg Pincus Counselors, Inc. and Counselors Securities Inc., dated October 7, 1996, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

(h)(5) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as Exhibit 8.3(a) to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(6)   Copy of Participation Agreement among Variable Insurance Products
         Fund III, Fidelity Distributors Corporation and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as
         Exhibit 8.3(b) to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(7)   Copy of Participation Agreement between IDS Life Insurance Company of New York and Templeton Variable Products Series Fund and Franklin Templeton Distributors, Inc. dated October 7, 1996, filed electronically as Exhibit 8.2 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

(h)(8) Copy of Participation Agreement Between Janus Aspen Series and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as Exhibit 8.5 to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(9) Copy of Participation Agreement Among MFS Variable Insurance Trust, IDS Life Insurance Company of New York and Massachusetts Financial Services Company, dated September 29, 2000, filed as Exhibit 8.6 to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.


(h)(10) Copy of Participation Agreement by and among IDS Life Insurance Company of New York and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated October 7, 1996, filed electronically as Exhibit
         8.1 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

(h)(11) Copy of Participation Agreement by and among Wanger Advisors Trust and Liberty Wanger Asset Management, L.P. and IDS Life Insurance Company of New York dated August 30, 1999, filed electronically as
         Exhibit 8.13 to Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(12) Copy of Participation Agreement among IDS Life Company of New York, American Express Financial Advisors Inc., Alliance Capital Management L.P. and Alliance Fund Distributors, Inc. dated March 1, 2000, and is filed electronically herewith as Exhibit 8.15.

(i)      Not applicable

(j)      Not applicable

(k)(1)   Consent and Opinion of Counsel is filed electronically herewith.

(l)      Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A.,
         Vice President, Insurance Product Development is filed electronically herewith.

(m)      Calculations of Illustrations to be filed by amendment.

(o)(1)   Not applicable.

(p)(1)   Not applicable.

(q)(1) IDS Life Insurance Company of New York's Description of Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies filed electronically as an Exhibit to Registrant's Form S-6 with Original Registration Statement, File No. 333-42257.

(r)(1) Power of Attorney to sign amendments to this Registration Statement dated April 25, 2001 filed electronically as Exhibit 9 to Post-Effective Amendment No. 3 to Registration Statement No. 333-42257 is incorporated herein by reference.

(r)(2) Power of Attorney to sign amendments to this Registration Statement dated November 5, 2002 filed electronically as Exhibit 9(a) to Post-Effective Amendment No. 7 to Registration Statement No. 333-42257 is incorporated herein by reference.


Item 28. Directors and Officers of the Depositor (IDS Life Insurance Company of New York)

Name                                  Principal Business Address                Positions and Offices with Depositor
------------------------------------- ----------------------------------------- -------------------------------------

Gumer C. Alvero                       1765  AXP Financial Center                Director and Vice President - Annuities
                                      Minneapolis, MN  55474

Timothy V. Bechtold                   249 AXP Financial Center                  Director, President and Chief
                                      Minneapolis, MN  55474                    Executive Officer

Maureen A. Buckley                    20 Madison Ave. Extension                 Director, Vice President, Chief
                                      Albany, NY                                Operating Officer, Consumer Affairs
                                                                                Officer and Claims Officer

Rodney P. Burwell                     Xerxes Corporation                        Director
                                      7901 Xerxes Ave. So.
                                      Bloomington, MN 55431-1253

Robert R. Grew                        Carter, Ledyard & Milburn                 Director
                                      2 Wall Street
                                      New York, NY 10005-2072

Lorraine R. Hart                      53643 AXP Financial Center                Vice President, Investments
                                      Minneapolis, MN  55474

Carol A. Holton                       1114 AXP Financial Center                 Director
                                      Minneapolis, MN  55474

Jean B. Keffeler                      3424 Zenith Ave. So.                      Director
                                      Minneapolis, MN  55416

Bruce A. Kohn                         50591 AXP Financial Center                Assistant General Counsel
                                      Minneapolis, MN  55474                    and Assistant Secretary

Eric L. Marhoun                       50605 AXP Financial Center                Director, General Counsel and
                                      Minneapolis, MN  55474                    Secretary

Thomas R. McBurney                    1700 Foshay Tower                         Director
                                      821 Marquette Ave.
                                      Minneapolis, MN 55402

Mary Ellyn Minenko                    50607 AXP Financial Center                Assistant General Counsel
                                      Minneapolis, MN  55474                    and Assistant Secretary

Edward J. Muhl                        16 Wolfe Street                           Director
                                      Alexandria, VA  22314

Thomas V. Nicolosi                    American Express Financial Advisors Inc.  Director
                                      Suite 220
                                      500 Mamaroneck Avenue
                                      Harrison, NY  10528

Stephen P. Norman                     90 Hudson Street                          Director
                                      Jersey City, NJ  07302

Teresa J. Rasmussen                   50605 AXP Financial Center                Assistant General Counsel
                                      Minneapolis, MN  55474                    and Assistant Secretary

Richard M. Starr                      20 Madison Avenue Extension               Director
                                      Albany, NY  12203

Philip C. Wentzel                     50807 AXP Financial Center                Vice President and Controller
                                      Minneapolis, MN  55474

Michael R. Woodward                   32 Ellicot St                             Director
                                      Suite 100
                                      Batavia, NY  14020

Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant

The following list includes the names of major subsidiaries of American Express.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Income, LLC                                                       Minnesota
     Advisory Capital Partners LLC                                                      Minnesota
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Select LLC                                                                Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                     Minnesota
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Minnesota
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Certificate Company                                               Delaware
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Company                                                           New York
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express Personal Trust Services, FSB                                      Federal
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Property Casualty Insurance Agency of Wisconsin Inc.              Wisconsin
     American Express Service Corporation                                               Delaware
     American Express Travel Related Services, Inc.                                     New York
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     AMEX Assurance Company                                                             Illinois
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Life Insurance Company                                                         Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Kenwood Capital Management LLC                                                     Delaware
     Northwinds Marketing Group, LLC                                                    Delaware

Item 30. Indemnification

The By-laws of IDS Life Insurance Company of New York provides that:

The Corporation shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that he is or was a Manager of Variable Annuity Fund A and B, director, officer, employee or agent of this Corporation, or is or was serving at the direction of the Corporation as a Manager of Variable Annuity Funds A and B, director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended, provided that this Article shall not indemnify or protect any such Manager of Variable Annuity Funds A and B, director officer, employee or agent against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties or by reason of his reckless disregard of his obligations and duties.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31  Principal Underwriter

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

     AXP California Tax-Exempt Trust; AXP Dimensions Series, Inc.; AXP Discovery Series, Inc.; AXP Equity Series, Inc.; AXP Fixed Income Series, Inc.; AXP Global Series, Inc.; AXP Government Income Series, Inc.; AXP Growth Series, Inc.; AXP High Yield Income Series, Inc.; AXP High Yield Tax-Exempt Series, Inc.; AXP Income Series, Inc.; AXP International Series, Inc.; AXP Investment Series, Inc.; AXP Managed Series, Inc.; AXP Market Advantage Series, Inc.; AXP Money Market Series, Inc.; AXP Partners Series, Inc.; AXP Partners International Series, Inc.; AXP Progressive Series, Inc.; AXP Sector Series, Inc.; AXP Selected Series, Inc.; AXP Special Tax-Exempt Series Trust; AXP Stock Series, Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series, Inc.; AXP Tax-Free Money Series, Inc.; Growth Trust; Growth and Income Trust; Income Trust; Tax-Free Income Trust; World Trust; American Express Certificate Company.

(b)  As to each director, officer or partner of the principal underwriter:

         Name and Principal                 Position and Offices with
         Business Address*                  Underwriter

         Ruediger Adolf                     Senior Vice President

         Gumer C. Alvero                    Vice President - General
                                            Manager Annuities

         Ward D. Armstrong                  Senior Vice President -
                                            Retirement Services and
                                            Asset Management

         Mark J. Babij                      Vice President - Finance

         John M. Baker                      Vice President - Plan
                                            Sponsor Services

         Dudley Barksdale                   Vice President - Service
                                            Development

         Timothy V. Bechtold                Vice President -
                                            Insurance Products

         Arthur H. Berman                   Senior Vice President - Finance

         Walter S. Berman                   Director, Senior Vice President -
                                            and Chief Financial Officer

         Rob Bohli                          Group Vice President -
         10375 Richmond Avenue #600         South Texas
         Houston, TX  77042

         Walter K. Booker                   Group Vice President -
         Suite 200, 3500 Market             New Jersey
         Street
         Camp Hill, NJ  17011

         Bruce J. Bordelon                  Group Vice President -
         1333 N. California Blvd.,          Northern California
         Suite 200
         Walnut Creek, CA  94596

         Douglas W. Brewers                 Vice President - Sales
                                            Support

         Kenneth J. Ciak                    Vice President and
         IDS Property Casualty              General Manager - IDS
         1400 Lombardi Avenue               Property Casualty
         Green Bay, WI  54304

         Paul A. Connolly                   Vice President - Relationship
                                            Leader Retail Distribution Services

         James M. Cracchiolo                Director, Chairman, President and
                                            Chief Executive Officer

         Colleen Curran                     Vice President and
                                            Assistant General Counsel

         Luz Maria Davis                    Vice President -
                                            Communications

         Arthur E. DeLorenzo                Group Vice President -
         4 Atrium Drive, #100               Upstate New York/Vermont
         Albany, NY  12205

         Scott M. DiGiammarino              Group Vice President -
         Suite 500, 8045 Leesburg           Washington D.C./Baltimore
         Pike
         Vienna, VA  22182

         Kenneth Dykman                     Group Vice President -
         6000 28th Street South East        Greater Michigan
         Suite 200
         Grand Rapids, MI  49546

         Bradford L. Drew                   Group Vice President -
         Two Datran Center                  Eastern Florida
         Penthouse One B
         9130 S. Dadeland Blvd.
         Miami, FL  33156

         William V. Elliot                  Vice President - Financial
                                            Planning and Advice

         Gordon M. Fines                    Vice President - Mutual
                                            Fund Equity Investments

         Brenda H. Fraser                   Executive Vice President -
                                            AEFA Products and Corporate
                                            Marketing

         Peter A. Gallus                    Vice President -
                                            Investment
                                            Administration

         Ray S. Goodner                     Vice President - Senior
                                            Portfolio Manger

         Steve Guida                        Vice President -
                                            New Business and Service

         Teresa A. Hanratty                 Senior Vice President -
         Suites 6&7                         Field Management
         169 South River Road
         Bedford, NH  03110

         Lorraine R. Hart                   Vice President -
                                            Insurance Investments

         Janis K. Heaney                    Vice President -
                                            Incentive Management

         Brian M. Heath                     Senior Vice President
         Suite 150                          and General Sales Manager
         801 E. Campbell Road
         Richardson, TX  75081

         Jon E. Hjelm                       Group Vice President -
         319 Southbridge Street             Ohio Valley
         Auburn, MA  01501

         David J. Hockenberry               Group Vice President -
         30 Burton Hills Blvd.              Mid South
         Suite 175
         Nashville, TN  37215
 `
         Carol A. Holton                    Vice President - Third
                                            Party Distribution

         Claire Huang                       Senior Vice President - Retail
                                            Marketing

         Debra A. Hutchinson                Vice President -
                                            Relationship Leader

         Diana R. Iannarone                 Group Vice President -
         3030 N.W. Expressway               Great Plains
         Suite 900
         Oklahoma City, OK  73112

         Theodore M. Jenkin                 Group Vice President -
                                            Steel Cities

         James M. Jensen                    Vice President -
                                            Advice and
                                            Retail Distribution
                                            Group, Product,
                                            Compensation and Field
                                            Administration

         Greg R. Johnson                    Vice President - Advisory Planning
                                            Anaylsis

         Jody M. Johnson                    Group Vice President -
                                            Twin Cities Metro

         Nancy E. Jones                     Vice President - Business
                                            Development

         William A. Jones                   Vice President - Technologies

         John C. Junek                      Senior Vice President,
                                            General Counsel

         Ora J. Kaine                       Vice President -
                                            Retail Distribution Services
                                            and Chief of Staff

         Michelle M. Keeley                 Senior Vice President -
                                            Fixed Income

         Raymond G. Kelly                   Group Vice President -
         Suite 250                          North Texas
         801 East Campbell Road
         Richardson, TX  75081

         Claire Kolmodin                    Vice President - Service
                                            Quality

         Mitre Kutanovski                   Group Vice President -
         Suite 680                          Chicago Metro
         8585 Broadway
         Merrillville, IN  48410

         Lori J. Larson                     Vice President -
                                            Brokerage and Direct
                                            Services

         Daniel E. Laufenberg               Vice President and Chief
                                            U.S. Economist

         Jane W. Lee                        Vice President - New
                                            Business Development and
                                            Marketing

         Catherine M. Libbe                 Vice President - Marketing
                                            & Product Services

         Diane D. Lyngstad                  Vice President - Lead Financial
                                            Officer, U.S. Retail Group

         Tom Mahowald                       Vice President and Director of
                                            Equity Research

         Timothy J. Masek                   Vice President and
                                            Director of Fixed Income
                                            Research

         Penny Mazal                        Vice President - Business
                                            Transformation

         Mark T. McGannon                   Vice President and General
                                            Sales Manager - AEFA Products

         Brian J. McGrane                   Vice President - LFO Finance

         Dean O. McGill                     Group Vice President -
         11835 W. Olympic Blvd              Los Angeles Metro
         Suite 900 East
         Los Angeles, CA  90064

         Sarah M. McKenzie                  Vice President - Wrap and Trust
                                            Products

         Timothy S. Meehan                  Secretary

         Paula R. Meyer                     Senior Vice President and
                                            General Manager - Mutual Funds

         Barry J. Murphy                    Executive Vice President -
                                            U.S. Retail Group

         Thomas V. Nicolosi                 Group Vice President -
         Suite 220                          New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY  10528

         Patrick H. O'Connell               Group Vice President -
                                            Southern New England

         Francois B. Odouard                Vice President - Brokerage

         Michael J. O'Keefe                 Vice President -
                                            Advisory Business Systems

         Carla P. Pavone                    Vice President -
                                            Strategic Products

         Kris Petersen                      Vice President - SPS and
                                            External Products

         John G. Poole                      Group Vice President -
         Westview Place, #200               Gateway/Springfield
         12323 Olive Blvd.
         Creve Couer, MO  63141


         Larry M. Post                      Group Vice President -
         One Tower Bridge                   New England
         100 Front Street 8th Fl
         West Conshohocken, PA
         19428

         Ronald W. Powell                   Vice President and
                                            Assistant General Counsel

         Teresa J. Rasmussen                Vice President and
                                            Assistant General Counsel

         Ralph D. Richardson III            Group Vice President -
         Suite 800                          Carolinas
         Arboretum Plaza One
         9442 Capital of Texas
         Hyw. N.
         Austin, TX  78759

         Daniel J. Rivera                   Vice President - Senior
                                            Portfolio Manager

         ReBecca K. Roloff                  Senior Vice President -
                                            Field Management and
                                            Financial Advisory
                                            Services

         Stephen W. Roszell                 Senior Vice President -
                                            Institutional

         Maximillian G. Roth                Group Vice President -
         Suite 201 S. IDS Ctr               Wisconsin/Upper Michigan
         1400 Lombardi Avenue
         Green Bay, WI  54304

         Diane M. Ruebling                  Group Vice President -
                                            Western Frontier

         Russell L. Scalfano                Group Vice President -
         Suite 201                          Illinois/Indiana/Kentucky
         101 Plaza East Blvd.
         Evansville, IN  47715

         Andrew C. Schell                   Vice President - Client Development
                                            and Migration

         Peter B. Schofield                 Vice President - Auditing

         Bridget Sperl                      Senior Vice President -
                                            Client Service

         Paul J. Stanislaw                  Group Vice President -
         Suite 1100                         Southern California/Hawaii
         Two Park Plaza
         Irvine, CA  92714

         Lisa A. Steffes                    Vice President -
                                            Marketing Offer
                                            Development

         David K. Stewart                   Vice President - AEFA Controller

         Lois A. Stilwell                   Group Vice President -
         Suite 433                          Greater Minnesota
         9900 East Bren Rd.                 Area/Iowa
         Minnetonka, MN  55343

         Caroline Stockdale                 Senior Vice President - Relationship
                                            Leader of Human Resources

         Jeffrey J. Stremcha                Vice President -
                                            Information Resource
                                            Management/ISD

         John T. Sweeney                    Vice President - Lead Financial
                                            Officer, Products

         Timothy N. Tanner                  Vice President - Technologies

         Craig P. Taucher                   Group Vice President -
         Suite 150                          Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL  32216

         Neil G. Taylor                     Group Vice President -
         Suite 425                          Pacific Northwest
         101 Elliot Avenue West
         Seattle, WA  98119

         William F. Truscott                Senior Vice President -
                                            Chief Investment Officer

         George F. Tsafaridis               Vice President - Quality &
                                            Service Support

         Janet M. Vandenbark                Group Vice President -
         3951 Westerre Parkway, Suite 250   Virginia
         Richmond, VA 23233

         Peter S. Velardi                   Senior Vice President -
                                            Field Management

         Charles F. Wachendorfer            Group Vice President -
         Suite 100                          Detroit Metro
         Stanford Plaza II
         7979 East Tufts Ave. Pkwy.
         Denver, CO  80237

         Andrew O. Washburn                 Vice President -
                                            Mutual Fund Marketing

         Donald F. Weaver                   Group Vice President -
         3500 Market Street,                Eastern Pennsylvania/
         Suite 200                          Delaware
         Camp Hill, PA  17011

         Beth E. Weimer                     Vice President and
                                            Chief Compliance Officer

         William J. Williams                Senior Vice President -
                                            Field Management

         Dianne Wilson                      Vice President - Insurance
                                            Operations

         Michael D. Wolf                    Vice President - Senior
                                            Portfolio Manager

         Michael R. Woodward                Senior Vice President -
         32 Ellicott St                     Field Management
         Suite 100
         Batavia, NY  14020

         Doretta R. Wright                  Vice President -
                                            Brokerage Marketing

         David L. Yowan                     Vice President and
         40 Wall Street                     Treasurer
         19th Floor
         New York, NY  10004

         Rande L. Zellers                   Group Vice President -
         1 Galleria Blvd., Suite 1900       Delta States
         Metairie, LA  70001

* Business address is 70100 AXP Financial Center, Minneapolis, MN unless otherwise noted.

Item 32. Location of Accounts and Records

The accounts and records of the Registrant are located at the offices of the Depositor (IDS Life Insurance Company of New York) at 20 Madison Avenue Extension, Albany, NY 12203.

Item 33. Management Services

Not Applicable.

Item 34. Fee Representation

The Depositor represents that the fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company of New York, on behalf of the Registrant, has duly caused this Amendment to its Registration Statement to be signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in this City of Minneapolis, and State of Minnesota on the 28th day of February, 2003.


                         IDS Life of New York Account 8
                         -----------------------------------------------------
                                           (Registrant)

                         By IDS Life Insurance Company of New York
                         -----------------------------------------
                                           (Sponsor)

                         By /s/   Timothy V. Bechtold
                         -----------------------------------------------------
                                  Timothy V. Bechtold
                                  Director, President and Chief Executive
                                  Officer


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 28th day of February, 2003:

Signature                                Title

/s/  Timothy V. Bechtold*              Director, President and Chief
------------------------------------   Executive Officer
     Timothy V. Bechtold

/s/  Gumer C. Alvero*                  Director and Vice President - Annuities
------------------------------------
     Gumer C. Alvero

/s/  Maureen A. Buckley*               Director, Vice President, Chief Operating
------------------------------------   Officer, Consumer Affairs Officer and
     Maureen A. Buckley                Claims Officer

                                       Director
------------------------------------
     Rodney P. Burwell

/s/  Robert R. Grew*                   Director
------------------------------------
     Robert R. Grew

/s/  Carol A. Holton*                  Director
------------------------------------
     Carol A. Holton

/s/  Jean B. Keffeler*                 Director
------------------------------------
     Jean B. Keffeler

/s/  Eric L. Marhoun*                  Director, General Counsel and Secretary
------------------------------------
     Eric L. Marhoun

/s/  Thomas R. McBurney*               Director
------------------------------------
     Thomas R. McBurney

/s/  Edward J. Muhl*                   Director
------------------------------------
     Edward J. Muhl

/s/  Thomas V. Nicolosi*               Director
------------------------------------
     Thomas V. Nicolosi

/s/  Stephen P. Norman*                Director
------------------------
     Stephen P. Norman

/s/  Richard M. Starr*                 Director
------------------------------------
     Richard M. Starr

/s/  Philip C. Wentzel*                Vice President and Controller
------------------------------------
     Philip C. Wentzel

/s/  Michael R. Woodward*              Director
------------------------------------
     Michael R. Woodward

 * Signed pursuant to Power of Attorney dated April 25, 2001, filed electronically as Exhibit 9 is incorporated by reference.

By:


/s/ Mary Ellyn Minenko
---------------------------------
    Mary Ellyn Minenko
    Counsel